Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 6.6% )
a
Value
Basic Materials (0.3%)
Asplundh Tree Expert, LLC, Term
Loan
$ 459,643
6.590%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 456,770
Grinding Media, Inc., Term Loan
263,375
8.701%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
246,256
Hyperion Materials &
Technologies, Inc., Term Loan
233,278
9.396%,  (LIBOR 1M +
4.500%), 8/30/2028
b
229,662
INEOS US Petrochem, LLC, Term
Loan
699,817
7.590%,  (LIBOR 1M +
2.750%), 1/29/2026
b
691,419
Lummus Technology Holdings V,
LLC, Term Loan
240,731
8.340%,  (LIBOR 1M +
3.500%), 6/30/2027
b
236,443
Nouryon USA, LLC, Term Loan
1,044,179
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
b
1,034,479
Spectrum Group Buyer, Inc., Term
Loan
238,997
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
225,852
Total 3,120,881
Capital Goods (0.6%)
Ali Group North America
Corporation, Term Loan
367,032
6.922%,  (TSFR1M +
2.000%), 7/22/2029
b
361,159
Berry Global, Inc., Term Loan
455,286
6.510%,  (LIBOR 1M +
1.750%), 7/1/2026
b
453,296
Brookfield WEC Holdings, Inc.,
Term Loan
572,074
7.590%,  (LIBOR 1M +
2.750%), 8/1/2025
b
568,367
BW Holding, Inc., Term Loan
248,329
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
226,186
Charter Next Generation, Inc.,
Term Loan
469,389
8.672%,  (LIBOR 1M +
3.750%), 12/1/2027
b
462,790
Clydesdale Acquisition Holdings,
Inc., Term Loan
662,662
9.082%,  (TSFR1M +
4.175%), 4/13/2029
b
646,261
Cornerstone Building Brands, Inc.,
Term Loan
670,800
7.934%,  (LIBOR 1M +
3.250%), 4/12/2028
b
587,788
Foley Products Company, LLC,
Term Loan
233,884
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
230,862
Ingersoll-Rand Services Company,
Term Loan
384,020
6.657%,  (LIBOR 1M +
1.750%), 2/28/2027
b
382,342
Principal
Amount Bank Loans (6.6%)
a
Value
Capital Goods (0.6%) - continued
Quikrete Holdings, Inc., Term Loan
$ 233,792
7.465%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 229,993
526,763
7.840%,  (LIBOR 1M +
3.000%), 3/18/2029
b
519,710
Smyrna Ready Mix Concrete, LLC,
Term Loan
496,065
9.157%,  (TSFR1M +
4.250%), 4/1/2029
b,c
492,345
TK Elevator US Newco, Inc., Term
Loan
393,015
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
382,329
Transdigm, Inc., Term Loan
782,611
8.148%,  (TSFR1M +
3.250%), 8/24/2028
b
779,676
Vertiv Group Corporation, Term
Loan
385,018
7.419%,  (LIBOR 1M +
2.750%), 3/2/2027
b
376,451
Total 6,699,555
Communications Services (1.0%)
Altice France SA/France, Term
Loan
799,912
10.269%,  (TSFR1M +
5.500%), 8/31/2028
b,c
759,916
CCI Buyer, Inc., Term Loan
308,426
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
303,865
Cengage Learning, Inc., Term
Loan
255,850
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
236,503
Charter Communications
Operating, LLC, Term Loan
964,005
6.557%,  (LIBOR 1M +
1.750%), 2/1/2027
b
953,912
Clear Channel Outdoor Holdings,
Inc., Term Loan
714,800
8.325%,  (LIBOR 3M +
3.500%), 8/21/2026
b
664,171
Connect Finco SARL, Term Loan
234,398
8.350%,  (LIBOR 1M +
3.500%), 12/12/2026
b
232,639
Crown Subsea Communications
Holding, Inc., Term Loan
234,460
9.530%,  (LIBOR 1M +
4.750%), 4/27/2027
b
230,650
358,920
9.974%,  (TSFR1M +
5.250%), 4/27/2027
b
353,087
CSC Holdings, LLC, Term Loan
770,015
7.184%,  (LIBOR 1M +
2.500%), 4/15/2027
b
677,775
DIRECTV Financing, LLC, Term
Loan
913,028
9.840%,  (LIBOR 1M +
5.000%), 8/2/2027
b
876,817
Intelsat Jackson Holdings SA,
Term Loan
484,419
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
478,364

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.6%)
a
Value
Communications Services (1.0%) - continued
Level 3 Financing, Inc., Term Loan
$ 401,000
6.672%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 337,173
Lumen Technologies, Inc., Term
Loan
494,889
6.885%,  (LIBOR 3M +
2.250%), 3/15/2027
b
325,112
NEP Group, Inc., Term Loan
255,813
8.090%,  (LIBOR 1M +
3.250%), 10/20/2025
b
237,586
Nexstar Media, Inc., Term Loan
501,376
7.340%,  (LIBOR 1M +
2.500%), 9/18/2026
b
499,621
Playtika Holding Corporation, Term
Loan
308,426
7.590%,  (LIBOR 1M +
2.750%), 3/11/2028
b
305,947
Radiate Holdco, LLC, Term Loan
514,849
8.090%,  (LIBOR 1M +
3.250%), 9/25/2026
b
419,417
RLG Holdings, LLC, Term Loan
248,328
8.840%,  (LIBOR 1M +
4.000%), 7/8/2028
b
238,954
SBA Senior Finance II, LLC, Term
Loan
761,005
6.600%,  (LIBOR 1M +
1.750%), 4/11/2025
b
759,978
Univision Communications, Inc.,
Term Loan
459,037
8.090%,  (LIBOR 1M +
3.250%), 1/31/2029
b
449,571
UPC Financing Partnership, Term
Loan
235,000
7.609%,  (LIBOR 1M +
2.925%), 1/31/2029
b
229,762
Virgin Media Bristol, LLC, Term
Loan
583,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,d,e
572,506
Zayo Group Holdings, Inc., Term
Loan
492,320
7.635%,  (LIBOR 1M +
3.000%), 3/9/2027
b
398,612
Ziggo Financing Partnership, Term
Loan
394,000
7.184%,  (LIBOR 1M +
2.500%), 4/30/2028
b
388,527
Total 10,930,465
Consumer Cyclical (1.2%)
1011778 B.C., ULC, Term Loan
956,059
6.590%,  (LIBOR 1M +
1.750%), 11/19/2026
b
945,705
AlixPartners, LLP, Term Loan
271,614
7.609%,  (LIBOR 1M +
2.750%), 2/4/2028
b
270,340
Allied Universal Holdco, LLC, Term
Loan
956,146
8.657%,  (LIBOR 1M +
3.750%), 5/14/2028
b
906,465
Alterra Mountain Company, Term
Loan
301,470
8.340%,  (LIBOR 1M +
3.500%), 8/17/2028
b
299,962
Principal
Amount Bank Loans (6.6%)
a
Value
Consumer Cyclical (1.2%) - continued
Arches Buyer, Inc., Term Loan
$ 166,574
8.157%,  (LIBOR 1M +
3.250%), 12/6/2027
b
$ 156,545
Caesars Entertainment, Inc., Term
Loan
605,000
8.157%,  (TSFR1M +
3.250%), 2/6/2030
b
601,134
Carnival Corporation, Term Loan
612,406
7.840%,  (LIBOR 1M +
3.000%), 6/30/2025
b
603,066
148,249
8.090%,  (LIBOR 1M +
3.250%), 10/18/2028
b
144,589
Clarios Global, LP, Term Loan
621,000
8.090%,  (LIBOR 1M +
3.250%), 4/30/2026
b
616,343
Crocs, Inc., Term Loan
284,278
8.407%,  (TSFR1M +
3.500%), 2/19/2029
b
283,036
Delta 2 Lux SARL, Term Loan
568,000
8.057%,  (TSFR1M +
3.250%), 1/15/2030
b
568,239
Fertitta Entertainment, LLC/NV,
Term Loan
233,819
8.807%,  (TSFR1M +
4.000%), 1/27/2029
b
229,807
First Brands Group, LLC, Term
Loan
314,198
10.361%,  (TSFR6M +
5.000%), 3/30/2027
b
301,335
Go Daddy Operating Company,
LLC, Term Loan
377,055
8.057%,  (TSFR1M +
3.250%), 11/10/2029
b
376,350
Great Outdoors Group, LLC, Term
Loan
534,288
8.590%,  (LIBOR 1M +
3.750%), 3/5/2028
b
526,610
Harbor Freight Tools USA, Inc.,
Term Loan
475,783
7.590%,  (LIBOR 1M +
2.750%), 10/19/2027
b
459,963
Hilton Worldwide Finance, LLC,
Term Loan
575,000
6.642%,  (LIBOR 1M +
1.750%), 6/21/2026
b
574,040
IRB Holding Corporation, Term
Loan
553,000
7.798%,  (TSFR1M +
3.000%), 12/15/2027
b
542,864
Petco Health & Wellness
Company, Inc., Term Loan
257,489
8.151%,  (LIBOR 3M +
3.250%), 3/4/2028
b
252,661
PetSmart, LLC, Term Loan
754,405
8.657%,  (LIBOR 1M +
3.750%), 2/12/2028
b
748,121
Pilot Travel Centers, LLC, Term
Loan
646,068
6.907%,  (TSFR1M +
2.000%), 8/6/2028
b
643,374
Prime Security Services Borrower,
LLC, Term Loan
768,400
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
b
765,042

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.6%)
a
Value
Consumer Cyclical (1.2%) - continued
Scientific Games Holdings, LP,
Term Loan
$ 392,030
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,d,e
$ 385,844
Scientific Games International,
Inc., Term Loan
580,078
7.960%,  (TSFR1M +
3.000%), 4/14/2029
b
574,758
Staples, Inc., Term Loan
211,221
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
209,901
377,181
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
346,478
Stars Group Holdings BV, Term
Loan
225,854
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
225,431
Uber Technologies, Inc., Term
Loan
292,220
7.627%,  (TSFR1M +
2.750%), 3/3/2030
b
291,399
UFC Holdings, LLC, Term Loan
377,027
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b
374,610
Total 13,224,012
Consumer Non-Cyclical (0.9%)
AI Aqua Merger Sub, Inc., Term
Loan
754,424
8.484%,  (TSFR1M +
3.750%), 7/30/2028
b
725,665
Alltech, Inc., Term Loan
233,278
8.840%,  (LIBOR 1M +
4.000%), 10/15/2028
b
224,724
Bausch + Lomb Corporation, Term
Loan
602,962
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
584,620
Chobani, LLC, Term Loan
240,787
8.422%,  (LIBOR 1M +
3.500%), 10/23/2027
b,c
238,379
DaVita, Inc., Term Loan
194,093
6.590%,  (LIBOR 1M +
1.750%), 8/12/2026
b
191,021
Elanco Animal Health, Inc., Term
Loan
304,386
6.412%,  (LIBOR 1M +
1.750%), 8/1/2027
b
297,321
Froneri U.S., Inc., Term Loan
590,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
580,808
Gainwell Acquisition Corporation,
Term Loan
875,561
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
833,972
ICON Luxembourg SARL, Term
Loan
685,485
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
683,202
Jazz Financing Lux SARL, Term
Loan
760,706
8.340%,  (LIBOR 1M +
3.500%), 5/5/2028
b
757,062
Principal
Amount Bank Loans (6.6%)
a
Value
Consumer Non-Cyclical (0.9%) - continued
LifePoint Health, Inc., Term Loan
$ 333,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b
$ 316,610
Medline Borrower, LP, Term Loan
1,392,965
8.090%,  (LIBOR 1M +
3.250%), 10/21/2028
b
1,356,622
Organon & Company, Term Loan
696,513
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
695,350
Packaging Coordinators Midco,
Inc., Term Loan
236,000
0.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b,d,e
230,227
Phoenix Newco, Inc., Term Loan
316,402
8.090%,  (LIBOR 1M +
3.250%), 11/15/2028
b
312,368
PRA Health Sciences, Inc., Term
Loan
181,595
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
180,990
Reynolds Consumer Products,
LLC, Term Loan
459,295
6.657%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
455,276
Select Medical Corporation, Term
Loan
386,000
7.350%,  (LIBOR 1M +
2.500%), 3/6/2025
b
383,974
Sotera Health Holdings, LLC, Term
Loan
277,500
0.000%,  (LIBOR 1M +
2.750%), 12/11/2026
b,d,e
266,747
Total 9,314,938
Energy (0.2%)
Buckeye Partners, LP, Term Loan
384,036
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
382,810
CQP Holdco, LP, Term Loan
769,929
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
763,100
GIP II Blue Holding, LP, Term Loan
222,195
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
220,529
GIP III Stetson I, LP, Term Loan
224,357
9.090%,  (LIBOR 1M +
4.250%), 7/18/2025
b
222,955
Oryx Midstream Services Permian
Basin, LLC, Term Loan
181,532
8.063%,  (LIBOR 3M +
3.250%), 10/5/2028
b
178,174
Total 1,767,568
Financials (0.5%)
Acrisure, LLC, Term Loan
361,139
8.340%,  (LIBOR 1M +
3.500%), 2/15/2027
b
348,798
Alliant Holdings Intermediate, LLC,
Term Loan
151,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
148,642
AmWINS Group, Inc., Term Loan
580,035
7.090%,  (LIBOR 1M +
2.250%), 2/19/2028
b
572,320

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.6%)
a
Value
Financials (0.5%) - continued
Asurion, LLC, Term Loan
$ 391,000
8.090%,  (LIBOR 1M +
3.250%), 12/23/2026
b
$ 361,816
338,901
8.090%,  (LIBOR 1M +
3.250%), 7/31/2027
b
310,094
Edelman Financial Engines Center,
LLC, Term Loan
158,195
8.590%,  (LIBOR 1M +
3.750%), 4/7/2028
b
152,139
First Eagle Holdings, Inc., Term
Loan
158,160
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
153,120
FleetCor Technologies Operating
Company, LLC, Term  Loan
308,432
6.590%,  (LIBOR 1M +
1.750%), 4/30/2028
b
306,196
Focus Financial Partners, LLC,
Term Loan
270,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,d,e
266,925
Howden Group Holdings, Ltd.,
Term Loan
158,191
8.125%,  (LIBOR 1M +
3.250%), 11/12/2027
b
156,073
HUB International, Ltd., Term Loan
655,559
7.818%,  (LIBOR 3M +
3.000%), 4/25/2025
b
652,851
Hudson River Trading, LLC, Term
Loan
166,152
7.922%,  (TSFR1M +
3.000%), 3/18/2028
b
154,937
Jane Street Group, LLC, Term
Loan
308,422
7.590%,  (LIBOR 1M +
2.750%), 1/26/2028
b
302,871
Sedgwick Claims Management
Services, Inc., Term Loan
269,500
8.557%,  (TSFR1M +
3.750%), 2/24/2028
b
265,738
Trans Union, LLC, Term Loan
512,597
7.090%,  (LIBOR 1M +
2.250%), 12/1/2028
b
507,896
USI, Inc./NY, Term Loan
572,125
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
569,367
VFH Parent, LLC, Term Loan
232,650
7.859%,  (TSFR1M +
3.000%), 1/13/2029
b
223,707
Total 5,453,490
Technology (1.4%)
Amentum Government Services
Holdings, LLC, Term  Loan
384,065
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
374,625
AthenaHealth Group, Inc., Delayed
Draw
91,196
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
85,268
AthenaHealth Group, Inc., Term
Loan
742,349
8.259%,  (PRIME + 3.500%),
2/15/2029
b
694,096
Principal
Amount Bank Loans (6.6%)
a
Value
Technology (1.4%) - continued
Boxer Parent Company, Inc., Term
Loan
$ 586,555
8.590%,  (LIBOR 1M +
3.750%), 10/2/2025
b
$ 578,308
Central Parent, Inc., Term Loan
687,277
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
684,240
Cloud Software Group, Inc., Term
Loan
416,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
377,175
Coherent Corporation, Term Loan
369,871
7.385%,  (LIBOR 3M +
2.750%), 7/1/2029
b
365,710
CommScope, Inc., Term Loan
699,752
8.090%,  (LIBOR 1M +
3.250%), 4/4/2026
b
671,762
CoreLogic, Inc., Term Loan
311,210
8.375%,  (LIBOR 1M +
3.500%), 6/2/2028
b
264,641
Cornerstone OnDemand, Inc.,
Term Loan
421,869
8.590%,  (LIBOR 1M +
3.750%), 10/15/2028
b
388,120
Dcert Buyer, Inc., Term Loan
466,595
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
455,952
Dun & Bradstreet Corporation,
Term Loan
459,583
8.095%,  (LIBOR 1M +
3.250%), 2/8/2026
b
458,241
Entegris, Inc., Term Loan
379,000
7.623%,  (TSFR1M +
2.750%), 7/6/2029
b
378,841
Gen Digital, Inc., Term Loan
464,875
6.907%,  (TSFR1M +
2.000%), 9/12/2029
b
459,645
Genesys Cloud Services Holdings
II, LLC, Term Loan
385,018
8.840%,  (LIBOR 1M +
4.000%), 12/1/2027
b
378,700
Hyland Software, Inc., Term Loan
259,641
8.340%,  (LIBOR 1M +
3.500%), 7/1/2024
b
256,322
Informatica, LLC, Term Loan
384,060
7.625%,  (LIBOR 1M +
2.750%), 10/29/2028
b
380,538
Ingram Micro, Inc., Term Loan
384,046
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
380,685
Magenta Buyer, LLC, Term Loan
414,949
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
b
340,703
McAfee Corporation, Term Loan
791,015
8.515%,  (TSFR1M +
3.750%), 3/1/2029
b
741,577
Mitchell International, Inc., Term
Loan
481,568
8.502%,  (LIBOR 1M +
3.750%), 10/15/2028
b
454,316
MKS Instruments, Inc., Term Loan
692,520
7.609%,  (TSFR1M +
2.750%), 8/17/2029
b
687,901

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.6%)
a
Value
Technology (1.4%) - continued
Open Text Corporation, Term Loan
$ 597,000
8.407%,  (TSFR1M +
3.500%), 1/31/2030
b
$ 594,636
Peraton Corporation, Term Loan
1,197,775
8.590%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,180,312
Polaris Newco, LLC, Term Loan
692,485
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
629,967
Proofpoint, Inc., Term Loan
512,406
8.090%,  (LIBOR 1M +
3.250%), 8/31/2028
b
500,021
RealPage, Inc., Term Loan
392,010
7.840%,  (LIBOR 1M +
3.000%), 4/22/2028
b
379,575
SS&C Technologies, Inc., Term
Loan
117,019
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
116,613
94,643
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
94,314
150,468
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
149,999
Tempo Acquisition, LLC, Term
Loan
376,096
7.807%,  (TSFR1M +
3.000%), 8/31/2028
b
375,313
UKG, Inc., Term Loan
820,844
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b
798,656
Verscend Holding Corporation,
Term Loan
565,124
8.840%,  (LIBOR 1M +
4.000%), 8/27/2025
b
563,830
Total 15,240,602
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
930,274
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
b
943,326
Air Canada, Term Loan
732,068
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
729,096
Brown Group Holding, LLC, Term
Loan
308,323
7.407%,  (LIBOR 1M +
2.500%), 6/7/2028
b
305,240
Genesee & Wyoming, Inc., Term
Loan
383,745
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
380,667
SkyMiles IP, Ltd., Term Loan
776,618
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
b
803,707
United Airlines, Inc., Term Loan
1,099,864
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
b
1,090,240
XPO, Inc., Term Loan
386,000
6.451%,  (LIBOR 1M +
1.750%), 2/23/2025
b
384,938
Total 4,637,214
Principal
Amount Bank Loans (6.6%)
a
Value
Utilities (0.1%)
PG&E Corporation, Term Loan
$ 564,454
7.875%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 561,987
Total 561,987
Total Bank Loans
(cost $71,552,894) 70,950,712
Principal
Amount Long-Term Fixed Income ( 62.0% ) Value
Asset-Backed Securities (6.0%)
510 Asset Backed Trust
800,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
690,502
1,417,093
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
1,285,164
775,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
671,671
522 Funding CLO, Ltd.
1,325,000
7.208%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
1,273,944
720 East CLO I, Ltd.
1,700,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
1,658,059
Affirm Asset Securitization Trust
1,150,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
1,094,973
1,500,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
1,492,691
Amur Equipment Finance
Receivables XI, LLC
1,125,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
1,120,030
Anchorage Capital CLO 21, Ltd.
1,225,000
7.208%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,164,666
Ares XL CLO, Ltd.
1,200,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,112,593
Babson CLO, Ltd.
2,900,000
7.708%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
2,730,451
Bankers Healthcare Group
Securitization Trust
894,514
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
886,827
Barings CLO, Ltd.
600,000
7.958%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
553,554
Benefit Street Partners CLO II, Ltd.
1,000,000
6.692%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
964,558
Benefit Street Partners CLO, Ltd.
700,000
6.942%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
660,358

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Asset-Backed Securities (6.0%) - continued
Business Jet Securities, LLC
$ 197,464
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
$ 187,177
1,199,701
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
1,155,515
CarVal CLO VII-C, Ltd.
1,250,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
1,248,606
CarVal CLO VIII-C, Ltd.
1,000,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
1,002,712
CarVal CLO, Ltd.
1,700,000
8.354%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,619,503
Dewolf Park CLO, Ltd.
1,000,000
7.642%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
917,110
Dryden 36 Senior Loan Fund
1,025,000
6.842%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
983,320
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
1,256,609
Galaxy XIX CLO, Ltd.
500,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
461,187
Harley Marine Financing, LLC
1,698,945
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,641,244
Invesco CLO, Ltd.
250,000
6.465%,  (LIBOR 3M +
1.650%), 10/22/2034, Ser.
2021-3A, Class B
b,f
240,155
Invesco US CLO, Ltd.
1,500,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
b,f
1,504,128
Longfellow Place CLO, Ltd.
2,000,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,940,160
Madison Park Funding XVIII, Ltd.
1,725,000
6.715%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
1,629,195
Madison Park Funding XXI, Ltd.
1,200,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
1,146,056
Mountain View CLO, Ltd.
500,000
7.142%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
479,091
Neuberger Berman CLO, Ltd.
1,650,000
7.792%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,518,987
Principal
Amount Long-Term Fixed Income (62.0%) Value
Asset-Backed Securities (6.0%) - continued
OCP CLO, Ltd.
$ 1,350,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
$ 1,256,954
OZLM VIII, Ltd.
1,400,000
6.442%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
1,356,111
Pagaya AI Technology in Housing
Trust
1,700,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,614,338
PPM CLO 6, Ltd.
1,500,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
1,455,884
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,676,463
1,250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
1,039,836
1,300,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
1,071,643
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
2,162,399
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
545,635
Saxon Asset Securities Trust
567,623
2.738%,  8/25/2035, Ser.
2004-2, Class MF2
b
493,034
Sculptor CLO, Ltd.
950,000
7.208%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
883,782
Stratus CLO, Ltd.
1,450,000
7.248%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
1,451,488
TCI-Flatiron CLO, Ltd.
2,400,000
6.758%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
2,246,676
Upstart Securitization Trust
1,250,000
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
1,245,092
VCAT Asset Securitization, LLC
350,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
320,767
Vericrest Opportunity Loan
Transferee
1,250,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
1,123,160
1,550,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,416,810
1,100,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
954,470
325,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
273,456
1,675,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,507,763

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Asset-Backed Securities (6.0%) - continued
$ 400,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
$ 336,722
Whitebox CLO III, Ltd.
1,225,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,166,525
Whitebox CLO IV, Ltd.
1,250,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
1,245,489
Wind River CLO, Ltd.
950,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
884,248
Total 64,019,541
Basic Materials (1.1%)
Alcoa Nederland Holding BV
424,000 5.500%,  12/15/2027
f
418,708
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
183,931
ATI, Inc., Convertible
275,000 3.500%,  6/15/2025 712,662
Cascades, Inc./Cascades USA,
Inc.
285,000 5.125%,  1/15/2026
f
267,878
Chemours Company
465,000 5.750%,  11/15/2028
f
415,119
Cleveland-Cliffs, Inc.
410,000 5.875%,  6/1/2027 405,900
210,000 4.625%,  3/1/2029
f,h
192,703
Consolidated Energy Finance SA
665,000 5.625%,  10/15/2028
f
572,033
Ecolab, Inc.
174,000 2.125%,  2/1/2032
h
145,259
First Quantum Minerals, Ltd.
739,000 6.875%,  10/15/2027
f
712,419
Freeport-McMoRan, Inc.
413,000 4.625%,  8/1/2030 390,098
Glencore Funding, LLC
196,000 4.000%,  3/27/2027
f
188,731
Hecla Mining Company
160,000 7.250%,  2/15/2028 161,602
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
f
341,679
International Flavors and
Fragrances, Inc.
201,000 1.230%,  10/1/2025
f
179,772
Mercer International, Inc.
184,000 5.125%,  2/1/2029 157,572
Methanex Corporation
478,000 4.250%,  12/1/2024 462,055
Mosaic Company
300,000 4.050%,  11/15/2027 289,497
Novelis Corporation
150,000 3.250%,  11/15/2026
f
137,080
210,000 4.750%,  1/30/2030
f
192,947
150,000 3.875%,  8/15/2031
f
126,336
Nutrien, Ltd.
273,000 4.000%,  12/15/2026 263,669
OCI NV
264,000 4.625%,  10/15/2025
f
250,567
Principal
Amount Long-Term Fixed Income (62.0%) Value
Basic Materials (1.1%) - continued
Olin Corporation
$ 670,000 5.125%,  9/15/2027 $ 642,588
Peabody Energy Corporation,
Convertible
267,000 3.250%,  3/1/2028 405,440
SCIL IV, LLC/SCIL USA Holdings,
LLC
450,000 5.375%,  11/1/2026
f
411,092
Sherwin-Williams Company
139,000 4.250%,  8/8/2025 137,446
SK Invictus Intermediate II SARL
352,000 5.000%,  10/30/2029
f
292,244
SPCM SA
392,000 3.375%,  3/15/2030
f
323,371
SunCoke Energy, Inc.
435,000 4.875%,  6/30/2029
f
378,737
Taseko Mines, Ltd.
310,000 7.000%,  2/15/2026
f
281,247
Unifrax Escrow Issuer Corporation
358,000 5.250%,  9/30/2028
f
286,062
United States Steel Corporation
468,000 6.875%,  3/1/2029 468,000
United States Steel Corporation,
Convertible
319,000 5.000%,  11/1/2026 648,527
Westlake Corporation
130,000 3.600%,  8/15/2026 124,243
Total 11,567,214
Capital Goods (2.2%)
Advanced Drainage Systems, Inc.
430,000 6.375%,  6/15/2030
f
421,330
AECOM
605,000 5.125%,  3/15/2027 599,295
Amphenol Corporation
126,000 4.750%,  3/30/2026 126,495
Amsted Industries, Inc.
410,000 5.625%,  7/1/2027
f
398,725
ARD Finance SA
138,000 6.500%,  6/30/2027
f
105,556
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
400,000 5.250%,  8/15/2027
f
315,374
206,000 5.250%,  8/15/2027
f
162,418
Boeing Company
366,000 4.875%,  5/1/2025 365,300
222,000 2.196%,  2/4/2026 205,980
197,000 3.250%,  3/1/2028 181,769
293,000 5.150%,  5/1/2030 294,832
Bombardier, Inc.
427,000 7.125%,  6/15/2026
f
428,537
424,000 7.875%,  4/15/2027
f,h
429,227
330,000 6.000%,  2/15/2028
f
321,339
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
f
231,498
Canpack SA/Canpack US, LLC
500,000 3.125%,  11/1/2025
f
454,390
Carrier Global Corporation
265,000 2.722%,  2/15/2030 231,843
Caterpillar Financial Services
Corporation
125,000 4.800%,  1/6/2026 127,053

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Capital Goods (2.2%) - continued
Chart Industries, Inc.
$ 446,000 7.500%,  1/1/2030
f
$ 460,816
Chart Industries, Inc., Convertible
296,000 1.000%,  11/15/2024 638,324
Clean Harbors, Inc.
575,000 6.375%,  2/1/2031
f
586,647
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
f
55,825
116,000 8.750%,  4/15/2030
f
105,414
CNH Industrial Capital, LLC
89,000 1.950%,  7/2/2023 88,138
Cornerstone Building Brands, Inc.
298,000 6.125%,  1/15/2029
f
212,745
Covanta Holding Corporation
296,000 4.875%,  12/1/2029
f
263,363
CP Atlas Buyer, Inc.
340,000 7.000%,  12/1/2028
f,h
252,487
Crown Cork & Seal Company, Inc.
377,000 7.375%,  12/15/2026 398,368
General Electric Company
27,000
8.196%,  (LIBOR 3M +
3.330%), 6/15/2023
b,i
26,973
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
f
282,565
617,000 3.500%,  9/1/2028
f
558,385
Greenbrier Companies, Inc.,
Convertible
463,000 2.875%,  4/15/2028 392,855
H&E Equipment Services, Inc.
669,000 3.875%,  12/15/2028
f
586,268
Herc Holdings, Inc.
330,000 5.500%,  7/15/2027
f
318,450
Howmet Aerospace, Inc.
227,000 6.875%,  5/1/2025 235,650
960,000 3.000%,  1/15/2029 851,136
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 183,442
JELD-WEN, Inc.
176,000 4.625%,  12/15/2025
f
163,240
John Deere Capital Corporation
123,000 4.750%,  1/20/2028 125,583
281,000 2.800%,  7/18/2029 256,743
144,000 3.900%,  6/7/2032 138,747
Kaman Corporation, Convertible
171,000 3.250%,  5/1/2024 161,253
KBR, Inc., Convertible
504,000 2.500%,  11/1/2023 1,094,436
Mauser Packaging Solutions
Holding Company
470,000 9.250%,  4/15/2027
f
434,275
MIWD Holdco II, LLC
226,000 5.500%,  2/1/2030
f
190,970
Mueller Water Products, Inc.
249,000 4.000%,  6/15/2029
f
222,425
Nesco Holdings II, Inc.
445,000 5.500%,  4/15/2029
f
402,583
New Enterprise Stone and Lime
Company, Inc.
509,000 5.250%,  7/15/2028
f
449,902
Northrop Grumman Corporation
63,000 4.700%,  3/15/2033 63,641
Principal
Amount Long-Term Fixed Income (62.0%) Value
Capital Goods (2.2%) - continued
OI European Group BV
$ 503,000 4.750%,  2/15/2030
f
$ 460,245
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 217,125
Owens-Brockway Glass Container,
Inc.
155,000 5.875%,  8/15/2023
f
154,628
Pactiv Evergreen Group
305,000 4.375%,  10/15/2028
f
266,626
Parker-Hannifin Corporation
129,000 2.700%,  6/14/2024 125,354
Patrick Industries, Inc., Convertible
398,000 1.750%,  12/1/2028 359,394
PGT Innovations, Inc.
408,000 4.375%,  10/1/2029
f
368,689
Raytheon Technologies
Corporation
312,000 4.125%,  11/16/2028 307,512
Republic Services, Inc.
131,000 3.950%,  5/15/2028 127,365
Roller Bearing Company of
America, Inc.
336,000 4.375%,  10/15/2029
f
300,018
Sealed Air Corporation
373,000 6.125%,  2/1/2028
f
377,161
Silgan Holdings, Inc.
179,000 4.125%,  2/1/2028 168,474
SRM Escrow Issuer, LLC
580,000 6.000%,  11/1/2028
f
544,475
Textron, Inc.
196,000 3.650%,  3/15/2027 187,283
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
160,000 7.750%,  4/15/2026
f
134,000
TransDigm, Inc.
390,000 6.250%,  3/15/2026
f
390,355
1,289,000 5.500%,  11/15/2027 1,215,415
Triumph Group, Inc.
240,000 9.000%,  3/15/2028
f
240,252
United Rentals North America, Inc.
600,000 4.875%,  1/15/2028 573,750
310,000 4.000%,  7/15/2030 278,544
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 62,372
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
170,138
WESCO Distribution, Inc.
545,000 7.250%,  6/15/2028
f
559,606
Total 23,191,391
Collateralized Mortgage Obligations (3.8%)
Alternative Loan Trust
571,962
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 330,944
Banc of America Alternative Loan
Trust
604,097
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 521,992
Banc of America Mortgage
Securities Trust
434,549
3.871%,  9/25/2035, Ser.
2005-H, Class 3A1
b
383,106

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 99,238
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
$ 91,855
CAFL Issuer, LLC
1,350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
1,232,968
CHL Mortgage Pass-Through Trust
429,560
3.487%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
396,904
944,775
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 531,053
CHNGE Mortgage Trust
1,474,716
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,375,090
1,631,603
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
1,585,378
964,972
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
939,451
1,163,247
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
1,150,690
Citigroup Mortgage Loan Trust,
Inc.
114,237
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 102,912
1,042,384
4.077%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
874,241
Countrywide Alternative Loan Trust
503,877
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 431,357
246,428
3.171%,  10/25/2035, Ser.
2005-43, Class 4A1
b
196,698
172,244
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 136,869
Countrywide Home Loan
Mortgage Pass Through Trust
496,514
3.508%,  11/25/2035, Ser.
2005-22, Class 2A1
b
380,531
Credit Suisse Mortgage Trust
966,494
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
955,070
615,176
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
515,875
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
790,300
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 705,870
340,310
3.122%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
291,517
Federal Home Loan Mortgage
Corporation
1,749,958
3.500%,  8/15/2035, Ser.
345, Class C8
j
191,201
Federal Home Loan Mortgage
Corporation - REMIC
3,158,521
4.000%,  1/25/2051, Ser.
5249, Class LA 3,076,726
6,441,489
1.500%,  12/25/2050, Ser.
5107, Class IO
j
581,903
251,753
2.500%,  5/15/2027, Ser.
4106, Class HI
j
6,097
1,014,793
3.000%,  5/15/2027, Ser.
4046, Class GI
j
36,740
Principal
Amount Long-Term Fixed Income (62.0%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
$ 953,012
3.000%,  7/15/2027, Ser.
4084, Class NI
j
$ 39,515
1,408,058
3.000%,  7/15/2027, Ser.
4074, Class IO
j
60,851
499,063
2.500%,  2/15/2028, Ser.
4162, Class AI
j
20,283
1,055,304
2.500%,  2/15/2028, Ser.
4161, Class UI
j
42,175
1,637,658
2.500%,  3/15/2028, Ser.
4177, Class EI
j
69,010
1,532,087
3.500%,  10/15/2032, Ser.
4119, Class KI
j
157,326
1,079,344
3.000%,  2/15/2033, Ser.
4170, Class IG
j
97,139
1,808,419
3.000%,  4/15/2033, Ser.
4203, Class DI
j
101,587
Federal National Mortgage
Association - REMIC
1,706,319
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,681,914
3,466,052
4.000%,  7/25/2052, Ser.
2022-37, Class PE 3,358,165
1,668,302
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
62,058
1,138,460
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
43,683
2,128,514
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
65,586
1,064,431
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
45,338
3,121,266
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
141,291
1,589,276
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
59,023
796,115
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
30,953
2,112,838
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
78,123
723,773
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
23,694
709,104
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
31,157
455,223
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
21,071
1,471,376
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
48,364
1,446,586
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
130,705
1,582,949
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,565,973
First Horizon Alternative Mortgage
Securities Trust
191,600
4.048%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
172,428
203,334
4.800%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
179,737
Flagstar Mortgage Trust
573,821
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
503,277
GCAT Trust
810,276
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
780,986

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
Genworth Mortgage Insurance
Corporation
$ 728,170
6.460%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
$ 722,471
GMAC Mortgage Corporation
Loan Trust
289,266
3.179%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
250,184
Government National Mortgage
Association
321,770
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
10,640
Home RE, Ltd.
1,350,000
8.060%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
1,358,494
IndyMac IMJA Mortgage Loan
Trust
946,157
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 445,086
J.P. Morgan Mortgage Trust
836,183
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
663,690
86,516
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 87,344
444,310
4.063%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
339,378
Merrill Lynch Alternative Note
Asset Trust
897,482
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 365,265
MortgageIT Trust
1,897,572
5.305%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,509,234
Preston Ridge Partners Mortgage
Trust, LLC
425,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
354,652
Radnor Re, Ltd.
1,250,000
8.234%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
1,264,291
Residential Accredit Loans, Inc.
Trust
512,747
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 431,903
327,423
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 252,903
608,106
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 491,459
Residential Asset Securitization
Trust
343,532
2.860%,  1/25/2034, Ser.
2004-IP1, Class A1
b
311,217
Residential Funding Mortgage
Security I Trust
408,877
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 317,010
ROC Securities Trust Series
1,400,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,327,636
Principal
Amount Long-Term Fixed Income (62.0%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
Sequoia Mortgage Trust
$ 540,811
3.183%,  9/20/2046, Ser.
2007-1, Class 4A1
b
$ 362,428
Structured Adjustable Rate
Mortgage Loan Trust
220,727
3.696%,  7/25/2035, Ser.
2005-15, Class 4A1
b
183,476
Verus Securitization Trust
1,365,348
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
1,145,524
1,484,297
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
1,475,922
WaMu Mortgage Pass-Through
Certificates
211,669
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
197,947
Washington Mutual Mortgage
Pass-Through Certificates
344,287
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 282,923
Total 40,785,527
Commercial Mortgage-Backed Securities (0.6%)
BANK 2021-BNK37
1,325,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
1,093,052
BANK5 2023-5YR1
2,000,000
6.412%,  3/15/2056, Ser.
2023-5YR1, Class AS
b,c,e
2,013,900
BBCMS Mortgage Trust
1,804,488
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
78,074
5,993,506
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
489,478
BFLD Trust
1,250,000
6.384%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
1,101,658
SCOTT Trust
1,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
1,011,755
Silver Hill Trust
413,039
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
391,455
Total 6,179,372
Communications Services (2.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
359,000 10.500%,  2/15/2028
f
196,552
Altice Financing SA
180,000 5.750%,  8/15/2029
f
143,100
Altice France SA/France
130,000 8.125%,  2/1/2027
f
120,341
485,000 5.125%,  7/15/2029
f
364,962
410,000 5.500%,  10/15/2029
f
313,509
AMC Networks, Inc.
180,000 5.000%,  4/1/2024 177,541
557,000 4.250%,  2/15/2029 342,449
American Tower Corporation
125,000 3.375%,  5/15/2024 122,354
260,000 4.400%,  2/15/2026 256,317
135,000 1.450%,  9/15/2026 120,019

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Communications Services (2.6%) - continued
$ 191,000 5.500%,  3/15/2028 $ 194,731
196,000 3.800%,  8/15/2029 182,152
AT&T, Inc.
407,000 4.300%,  2/15/2030 395,490
Cable One, Inc., Convertible
655,000 1.125%,  3/15/2028 478,805
CCO Holdings, LLC/CCO Holdings
Capital Corporation
325,000 5.500%,  5/1/2026
f
316,062
620,000 5.125%,  5/1/2027
f
585,900
255,000 5.000%,  2/1/2028
f
235,237
214,000 6.375%,  9/1/2029
f
204,370
16,000 4.750%,  3/1/2030
f
13,862
695,000 4.500%,  8/15/2030
f
587,275
291,000 4.250%,  2/1/2031
f
237,939
588,000 4.750%,  2/1/2032
f
493,833
360,000 4.250%,  1/15/2034
f
281,563
Cengage Learning, Inc.
311,000 9.500%,  6/15/2024
f,h
300,690
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
227,000 4.500%,  2/1/2024 224,727
139,000 4.908%,  7/23/2025 137,613
196,000 5.050%,  3/30/2029 189,115
Clear Channel Worldwide
Holdings, Inc.
358,000 5.125%,  8/15/2027
f
321,305
Comcast Corporation
274,000 5.250%,  11/7/2025 279,967
156,000 2.350%,  1/15/2027 145,311
326,000 3.400%,  4/1/2030 304,788
Connect Finco SARL/Connect US
Finco, LLC
230,000 6.750%,  10/1/2026
f
216,200
Consolidated Communications,
Inc.
355,000 5.000%,  10/1/2028
f
241,147
Crown Castle International
Corporation
218,000 2.900%,  3/15/2027 202,323
CSC Holdings, LLC
760,000 5.375%,  2/1/2028
f
622,639
460,000 6.500%,  2/1/2029
f
382,036
349,000 4.125%,  12/1/2030
f
250,648
Deutsche Telekom International
Finance BV
368,000 8.750%,  6/15/2030 449,766
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
498,000 5.875%,  8/15/2027
f
451,039
DISH DBS Corporation
153,000 5.875%,  11/15/2024 136,424
184,000 5.250%,  12/1/2026
f
146,813
145,000 7.375%,  7/1/2028 82,746
259,000 5.750%,  12/1/2028
f
193,279
234,000 5.125%,  6/1/2029 124,605
DISH Network Corporation
256,000 11.750%,  11/15/2027
f
248,320
Frontier Communications
Holdings, LLC
450,000 5.875%,  10/15/2027
f
409,095
178,000 6.750%,  5/1/2029
f,h
141,065
Principal
Amount Long-Term Fixed Income (62.0%) Value
Communications Services (2.6%) - continued
$ 109,000 8.750%,  5/15/2030
f
$ 108,565
GCI, LLC
380,000 4.750%,  10/15/2028
f
327,837
Gray Escrow II, Inc.
581,000 5.375%,  11/15/2031
f
385,784
Gray Television, Inc.
370,000 4.750%,  10/15/2030
f
245,560
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 189,368
Iliad Holding SASU
544,000 6.500%,  10/15/2026
f
518,443
Lamar Media Corporation
317,000 3.750%,  2/15/2028 292,496
238,000 3.625%,  1/15/2031 204,680
LCPR Senior Secured Financing
DAC
297,000 6.750%,  10/15/2027
f
280,516
Level 3 Financing, Inc.
213,000 10.500%,  5/15/2030
f
203,415
488,000 4.625%,  9/15/2027
f
293,410
455,000 4.250%,  7/1/2028
f
256,711
Magallanes, Inc.
148,000 3.638%,  3/15/2025
f
142,959
348,000 4.054%,  3/15/2029
f
323,686
Meta Platforms, Inc.
137,000 3.500%,  8/15/2027 132,316
Netflix, Inc.
720,000 5.875%,  2/15/2025 734,400
290,000 4.875%,  4/15/2028 288,550
News Corporation
427,000 3.875%,  5/15/2029
f
379,496
NTT Finance Corporation
156,000 1.162%,  4/3/2026
f
140,937
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
194,000 6.250%,  6/15/2025
f
193,026
Paramount Global
315,000 6.375%,  3/30/2062
b
249,638
129,000 4.750%,  5/15/2025 127,408
Playtika Holding Corporation
357,000 4.250%,  3/15/2029
f
297,202
Radiate Holdco, LLC/Radiate
Finance, Inc.
210,000 6.500%,  9/15/2028
f
86,100
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
b,f
219,375
Scripps Escrow II, Inc.
165,000 3.875%,  1/15/2029
f
129,469
Sirius XM Radio, Inc.
495,000 5.000%,  8/1/2027
f
463,424
275,000 4.000%,  7/15/2028
f
236,209
Sprint Capital Corporation
667,000 6.875%,  11/15/2028 716,712
795,000 8.750%,  3/15/2032 967,913
Sprint Corporation
763,000 7.625%,  2/15/2025 791,205
Take-Two Interactive Software, Inc.
284,000 3.300%,  3/28/2024 277,777
TEGNA, Inc.
697,000 4.625%,  3/15/2028 608,133

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Communications Services (2.6%) - continued
Telecom Italia Capital SA
$ 136,000 6.000%,  9/30/2034 $ 116,620
Telecom Italia SPA
186,000 5.303%,  5/30/2024
f
182,280
Telesat Canada/Telesat, LLC
205,000 4.875%,  6/1/2027
f
106,198
75,000 6.500%,  10/15/2027
f
23,250
T-Mobile USA, Inc.
151,000 3.500%,  4/15/2025 146,805
275,000 4.950%,  3/15/2028 277,628
60,000 2.875%,  2/15/2031 51,758
United States Cellular Corporation
330,000 6.700%,  12/15/2033 287,100
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
570,000 4.750%,  4/15/2028
f
440,570
Univision Communications, Inc.
665,000 6.625%,  6/1/2027
f
630,553
Verizon Communications, Inc.
260,000 2.100%,  3/22/2028 231,614
196,000 3.150%,  3/22/2030 178,538
346,000 2.550%,  3/21/2031 294,754
311,000 2.355%,  3/15/2032 255,144
Vodafone Group plc
300,000 7.000%,  4/4/2079
b
298,641
VTR Finance NV
250,000 6.375%,  7/15/2028
f
100,625
VZ Secured Financing BV
573,000 5.000%,  1/15/2032
f
467,405
Walt Disney Company
130,000 3.800%,  3/22/2030 125,333
WMG Acquisition Corporation
88,000 3.750%,  12/1/2029
f
77,935
119,000 3.875%,  7/15/2030
f
104,486
297,000 3.000%,  2/15/2031
f,h
248,298
YPSO Finance BIS SA
189,000 10.500%,  5/15/2027
f
144,585
Total 28,168,864
Consumer Cyclical (3.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
560,000 4.375%,  1/15/2028
f
516,964
Adient Global Holdings, Ltd.
240,000 4.875%,  8/15/2026
f
231,300
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
195,000 6.625%,  7/15/2026
f
187,396
379,000 6.000%,  6/1/2029
f
282,908
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
300,000 4.625%,  6/1/2028
f
253,875
260,000 4.625%,  6/1/2028
f
218,232
Allison Transmission, Inc.
80,000 4.750%,  10/1/2027
f
75,574
535,000 3.750%,  1/30/2031
f
456,451
Amazon.com, Inc.
131,000 1.500%,  6/3/2030 108,906
274,000 4.700%,  12/1/2032 280,842
American Axle & Manufacturing,
Inc.
699,000 6.500%,  4/1/2027
h
643,080
Principal
Amount Long-Term Fixed Income (62.0%) Value
Consumer Cyclical (3.7%) - continued
Arko Corporation
$ 255,000 5.125%,  11/15/2029
f
$ 211,061
Ashton Woods USA, LLC/Ashton
Woods Finance Company
240,000 4.625%,  8/1/2029
f
194,400
200,000 4.625%,  4/1/2030
f
164,674
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 106,554
Bloomin' Brands, Inc., Convertible
87,000 5.000%,  5/1/2025 196,837
Booking Holdings, Inc.,
Convertible
150,000 0.750%,  5/1/2025 224,610
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
f
336,034
Boyne USA, Inc.
285,000 4.750%,  5/15/2029
f
254,441
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
400,000 6.250%,  9/15/2027
f
351,589
Burlington Stores, Inc., Convertible
647,000 2.250%,  4/15/2025
h
742,837
Caesars Entertainment, Inc.
655,000 6.250%,  7/1/2025
f
655,031
190,000 8.125%,  7/1/2027
f
193,800
408,000 4.625%,  10/15/2029
f
356,796
Carnival Corporation
426,000 10.500%,  2/1/2026
f
443,858
206,000 7.625%,  3/1/2026
f
187,975
634,000 5.750%,  3/1/2027
f
520,089
174,000 4.000%,  8/1/2028
f
149,784
Cedar Fair, LP
494,000 5.250%,  7/15/2029
h
460,556
Churchill Downs, Inc.
245,000 4.750%,  1/15/2028
f
229,424
Cinemark USA, Inc.
579,000 5.875%,  3/15/2026
f,h
546,136
Clarios Global, LP/Clarios US
Finance Company
185,000 8.500%,  5/15/2027
f,h
185,694
Cracker Barrel Old Country Store,
Inc., Convertible
266,000 0.625%,  6/15/2026 238,735
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 70,152
Daimler Finance North America,
LLC
191,000 1.450%,  3/2/2026
f
174,554
Dana, Inc.
395,000 5.625%,  6/15/2028 370,950
Expedia Group, Inc.
229,000 3.250%,  2/15/2030 198,451
Expedia Group, Inc., Convertible
759,000 Zero Coupon,  2/15/2026 679,500
Ford Motor Company
1,041,000 3.250%,  2/12/2032 818,181
385,000 6.100%,  8/19/2032 373,087
Ford Motor Company, Convertible
1,011,000 Zero Coupon,  3/15/2026 1,009,989
Ford Motor Credit Company, LLC
418,000 2.300%,  2/10/2025 387,392
920,000 4.134%,  8/4/2025 875,165

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Consumer Cyclical (3.7%) - continued
$ 814,000 2.700%,  8/10/2026 $ 724,452
250,000 2.900%,  2/10/2029 206,993
300,000 7.350%,  3/6/2030 308,250
Forestar Group, Inc.
330,000 3.850%,  5/15/2026
f
296,886
FTI Consulting, Inc., Convertible
500,000 2.000%,  8/15/2023 973,750
General Motors Company
148,000 6.125%,  10/1/2025 150,794
196,000 6.800%,  10/1/2027 207,280
General Motors Financial
Company, Inc.
311,000 3.950%,  4/13/2024 306,371
158,000 1.200%,  10/15/2024 147,879
199,000 2.900%,  2/26/2025 189,925
149,000 2.750%,  6/20/2025 141,075
270,000 5.700%,  9/30/2030
b,i
232,375
Goodyear Tire & Rubber Company
250,000 5.000%,  7/15/2029
h
223,350
185,000 5.250%,  7/15/2031
h
159,790
Guitar Center Escrow Issuer II, Inc.
122,000 8.500%,  1/15/2026
f
107,055
Hanesbrands, Inc.
352,000 4.875%,  5/15/2026
f,h
333,520
Hilton Domestic Operating
Company, Inc.
745,000 4.875%,  1/15/2030 713,606
174,000 3.625%,  2/15/2032
f
146,812
Hilton Grand Vacations Borrower
Escrow, LLC
283,000 5.000%,  6/1/2029
f
251,356
Home Depot, Inc.
214,000 3.250%,  4/15/2032 195,297
Hyundai Capital America
85,000 5.500%,  3/30/2026
f
85,128
196,000 3.000%,  2/10/2027
f,h
179,770
134,000 2.100%,  9/15/2028
f
113,249
International Game Technology plc
510,000 5.250%,  1/15/2029
f
488,325
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
f
199,198
KB Home
360,000 4.800%,  11/15/2029 329,400
Kohl's Corporation
125,000 3.375%,  5/1/2031 84,370
L Brands, Inc.
719,000 6.625%,  10/1/2030
f
700,939
130,000 6.875%,  11/1/2035 117,193
Lennar Corporation
77,000 5.875%,  11/15/2024 77,396
148,000 4.750%,  5/30/2025 145,753
Lowe's Companies, Inc.
198,000 4.000%,  4/15/2025 195,319
330,000 4.500%,  4/15/2030 326,113
Macy's Retail Holdings, LLC
365,000 5.875%,  4/1/2029
f,h
337,621
Marriott International, Inc./MD
124,000 4.900%,  4/15/2029 122,913
198,000 4.625%,  6/15/2030 192,231
Marriott Vacations Worldwide
Corporation, Convertible
510,000 Zero Coupon,  1/15/2026 493,680
404,000 3.250%,  12/15/2027
f
393,900
Principal
Amount Long-Term Fixed Income (62.0%) Value
Consumer Cyclical (3.7%) - continued
Mattamy Group Corporation
$ 324,000 5.250%,  12/15/2027
f
$ 304,965
MGM Resorts International
844,000 5.750%,  6/15/2025 841,968
Michaels Companies, Inc.
277,000 5.250%,  5/1/2028
f
230,864
NCL Corporation, Ltd.
162,000 3.625%,  12/15/2024
f
150,660
120,000 5.875%,  3/15/2026
f
102,130
455,000 5.875%,  2/15/2027
f
424,288
Nissan Motor Company, Ltd.
218,000 3.043%,  9/15/2023
f
214,739
156,000 3.522%,  9/17/2025
f
147,795
162,000 4.345%,  9/17/2027
f
152,840
202,000 4.810%,  9/17/2030
f
182,913
Nordstrom, Inc.
142,000 4.375%,  4/1/2030
h
109,979
201,000 4.250%,  8/1/2031 143,715
O'Reilly Automotive, Inc.
196,000 3.900%,  6/1/2029 186,839
PENN Entertainment, Inc.
370,000 4.125%,  7/1/2029
f
308,532
PetSmart, Inc./PetSmart Finance
Corporation
480,000 4.750%,  2/15/2028
f
450,600
439,000 7.750%,  2/15/2029
f
430,927
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
738,000 5.750%,  4/15/2026
f
732,465
328,000 6.250%,  1/15/2028
f
306,680
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
460,000 5.750%,  1/15/2029
f
344,292
Royal Caribbean Cruises, Ltd.
180,000 11.500%,  6/1/2025
f
191,930
788,000 4.250%,  7/1/2026
f
707,230
291,000 9.250%,  1/15/2029
f
309,188
142,000 7.250%,  1/15/2030
f
142,888
Scientific Games International, Inc.
520,000 7.250%,  11/15/2029
f
521,004
48,000 6.625%,  3/1/2030
f
42,417
SeaWorld Parks and
Entertainment, Inc.
168,000 5.250%,  8/15/2029
f
151,640
Six Flags Theme Parks, Inc.
121,000 7.000%,  7/1/2025
f
122,251
Staples, Inc.
328,000 7.500%,  4/15/2026
f
287,371
332,000 10.750%,  4/15/2027
f,h
240,700
Station Casinos, LLC
304,000 4.625%,  12/1/2031
f,h
256,728
Tapestry, Inc.
134,000 3.050%,  3/15/2032 108,858
Target Corporation
266,000 2.350%,  2/15/2030 234,016
Toyota Motor Credit Corporation
164,000 4.450%,  6/29/2029 165,231
143,000 4.700%,  1/12/2033 145,522
Travel + Leisure Company
182,000 6.625%,  7/31/2026
f
182,707
Tripadvisor, Inc.
90,000 7.000%,  7/15/2025
f
90,197

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Consumer Cyclical (3.7%) - continued
Uber Technologies, Inc.
$ 270,000 6.250%,  1/15/2028
f,h
$ 269,325
Uber Technologies, Inc.,
Convertible
651,000 Zero Coupon,  12/15/2025 572,737
Vail Resorts, Inc., Convertible
684,000 Zero Coupon,  1/1/2026
h
610,898
VICI Properties, LP/VICI Note
Company, Inc.
395,000 4.625%,  6/15/2025
f
381,892
486,000 5.750%,  2/1/2027
f
477,073
407,000 3.750%,  2/15/2027
f
375,728
Viking Cruises, Ltd.
579,000 5.875%,  9/15/2027
f
498,565
Volkswagen Group of America
Finance, LLC
306,000 4.250%,  11/13/2023
f
303,761
74,000 3.350%,  5/13/2025
f
71,503
Wabash National Corporation
409,000 4.500%,  10/15/2028
f
354,590
Wyndham Hotels & Resorts, Inc.
195,000 4.375%,  8/15/2028
f
179,640
Yum! Brands, Inc.
526,000 4.750%,  1/15/2030
f
502,535
Total 40,028,494
Consumer Non-Cyclical (3.1%)
1375209 B.C., Ltd.
297,000 9.000%,  1/30/2028
f
294,475
Abbott Laboratories
410,000 1.400%,  6/30/2030 342,467
AbbVie, Inc.
440,000 3.600%,  5/14/2025 431,601
Albertsons Companies, Inc./
Safeway, Inc.
537,000 4.625%,  1/15/2027
f
519,325
546,000 3.500%,  3/15/2029
f
475,071
Amgen, Inc.
196,000 5.150%,  3/2/2028 200,120
332,000 5.250%,  3/2/2030 339,564
Anheuser-Busch InBev Worldwide,
Inc.
286,000 4.000%,  4/13/2028 282,745
261,000 4.750%,  1/23/2029 266,538
Aramark Services, Inc.
633,000 5.000%,  2/1/2028
f
599,112
Archer-Daniels-Midland Company
133,000 4.500%,  8/15/2033 133,142
AstraZeneca Finance, LLC
306,000 1.750%,  5/28/2028 271,527
AstraZeneca plc
259,000 0.700%,  4/8/2026 233,083
Avantor Funding, Inc.
364,000 4.625%,  7/15/2028
f
344,890
B&G Foods, Inc.
188,000 5.250%,  4/1/2025 175,075
179,000 5.250%,  9/15/2027 153,492
BAT Capital Corporation
140,000 7.750%,  10/19/2032 155,074
BAT International Finance plc
149,000 1.668%,  3/25/2026 135,589
Bausch Health Companies, Inc.
162,000 5.500%,  11/1/2025
f,h
133,182
Principal
Amount Long-Term Fixed Income (62.0%) Value
Consumer Non-Cyclical (3.1%) - continued
$ 355,000 4.875%,  6/1/2028
f
$ 209,450
383,000 11.000%,  9/30/2028
f
281,827
Becton, Dickinson and Company
134,000 4.693%,  2/13/2028 134,539
196,000 2.823%,  5/20/2030 174,886
BellRing Brands, Inc.
250,000 7.000%,  3/15/2030
f
253,242
BioMarin Pharmaceutical, Inc.,
Convertible
742,000 1.250%,  5/15/2027
h
773,910
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 207,491
Bristol-Myers Squibb Company
218,000 2.950%,  3/15/2032 196,526
Bunge, Ltd. Finance Corporation
300,000 2.750%,  5/14/2031 255,141
Cargill, Inc.
289,000 2.125%,  11/10/2031
f
239,911
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 406,456
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
f
53,414
Chobani, LLC/Chobani Finance
Corporation, Inc.
418,000 4.625%,  11/15/2028
f
380,902
CHS/Community Health Systems,
Inc.
148,000 8.000%,  12/15/2027
f
143,391
260,000 6.000%,  1/15/2029
f
219,929
Conagra Brands, Inc.
155,000 4.300%,  5/1/2024 153,440
Constellation Brands, Inc.
261,000 3.150%,  8/1/2029 238,625
Coty, Inc.
311,000 5.000%,  4/15/2026
f
300,066
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
496,000 4.750%,  1/15/2029
f
463,134
CVS Health Corporation
120,000 5.000%,  2/20/2026 121,348
102,000 4.300%,  3/25/2028 100,169
120,000 5.125%,  2/21/2030 121,644
Diageo Capital plc
179,000 1.375%,  9/29/2025 165,352
148,000 2.000%,  4/29/2030 126,094
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
f
249,083
Eli Lilly & Company
265,000 4.700%,  2/27/2033 271,696
Embecta Corporation
134,000 6.750%,  2/15/2030
f
121,940
Encompass Health Corporation
585,000 4.500%,  2/1/2028 545,273
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
f
391,044
General Mills, Inc.
53,000 4.950%,  3/29/2033 53,824
Gilead Sciences, Inc.
196,000 2.950%,  3/1/2027 186,492
HCA, Inc.
482,000 5.375%,  2/1/2025 482,202
268,000 5.875%,  2/1/2029 273,795

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Consumer Non-Cyclical (3.1%) - continued
HLF Financing SARL, LLC/
Herbalife International, Inc.
$ 689,000 4.875%,  6/1/2029
f
$ 523,640
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
f
158,848
Integer Holdings Corporation,
Convertible
703,000 2.125%,  2/15/2028
f
765,215
Ionis Pharmaceuticals, Inc.,
Convertible
452,000 0.125%,  12/15/2024 415,932
359,000 Zero Coupon,  4/1/2026 325,792
Jazz Investments I, Ltd.,
Convertible
682,000 2.000%,  6/15/2026 755,315
Jazz Securities DAC
239,000 4.375%,  1/15/2029
f
219,880
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
348,000 2.500%,  1/15/2027
f
309,024
165,000 3.625%,  1/15/2032
f
136,780
Kenvue, Inc.
133,000 5.500%,  3/22/2025
f
135,199
265,000 5.350%,  3/22/2026
f
271,916
57,000 5.000%,  3/22/2030
f
58,714
Kraft Heinz Foods Company
350,000 3.875%,  5/15/2027 341,722
Kroger Company
130,000 4.500%,  1/15/2029 129,328
Lamb Weston Holdings, Inc.
259,000 4.125%,  1/31/2030
f
236,985
Mattel, Inc.
930,000 3.375%,  4/1/2026
f
875,442
McKesson Corporation
148,000 0.900%,  12/3/2025 133,788
197,000 1.300%,  8/15/2026 176,463
Medtronic Global Holdings SCA
127,000 4.500%,  3/30/2033 127,115
Mozart Debt Merger Sub, Inc.
362,000 3.875%,  4/1/2029
f
314,035
283,000 5.250%,  10/1/2029
f,h
245,534
Mylan, Inc.
96,000 4.200%,  11/29/2023 94,966
Nestle Holdings, Inc.
162,000 5.250%,  3/13/2026
f
166,231
267,000 4.950%,  3/14/2030
f
277,329
Newell Brands, Inc.
334,000 4.450%,  4/1/2026 321,475
Organon & Company/Organon
Foreign Debt Co-Issuer BV
569,000 4.125%,  4/30/2028
f
520,129
Owens & Minor, Inc.
288,000 6.625%,  4/1/2030
f,h
247,320
Performance Food Group, Inc.
343,000 4.250%,  8/1/2029
f
308,004
Perrigo Finance Unlimited
Company
736,000 4.375%,  3/15/2026 704,521
Philip Morris International, Inc.
254,000 4.875%,  2/13/2026 255,861
122,000 4.875%,  2/15/2028 123,132
140,000 5.625%,  11/17/2029 146,281
140,000 5.750%,  11/17/2032 146,917
Principal
Amount Long-Term Fixed Income (62.0%) Value
Consumer Non-Cyclical (3.1%) - continued
Post Holdings, Inc.
$ 212,000 5.625%,  1/15/2028
f
$ 207,760
151,000 5.500%,  12/15/2029
f
142,292
330,000 4.500%,  9/15/2031
f
290,433
Post Holdings, Inc., Convertible
636,000 2.500%,  8/15/2027
f
664,747
Primo Water Holdings, Inc.
441,000 4.375%,  4/30/2029
f
384,813
Procter & Gamble Company
130,000 1.200%,  10/29/2030 106,218
Roche Holdings, Inc.
140,000 1.930%,  12/13/2028
f
123,330
200,000 2.076%,  12/13/2031
f
168,835
Royalty Pharma plc
296,000 1.200%,  9/2/2025 268,367
Scotts Miracle-Gro Company
264,000 4.500%,  10/15/2029
h
226,992
SEG Holding, LLC
540,000 5.625%,  10/15/2028
f
511,603
Simmons Foods, Inc.
561,000 4.625%,  3/1/2029
f
455,885
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
f
269,040
200,000 5.500%,  7/15/2030
f
175,981
Stryker Corporation
264,000 3.650%,  3/7/2028 253,912
Syneos Health, Inc.
410,000 3.625%,  1/15/2029
f
336,978
Sysco Corporation
131,000 5.950%,  4/1/2030 138,910
Takeda Pharmaceutical Company,
Ltd.
291,000 5.000%,  11/26/2028 294,136
Teleflex, Inc.
318,000 4.250%,  6/1/2028
f
302,391
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 138,099
1,055,000 5.125%,  11/1/2027 1,012,854
374,000 6.125%,  10/1/2028 358,449
Teva Pharmaceutical Finance
Netherlands III BV
862,000 3.150%,  10/1/2026 780,110
Thermo Fisher Scientific, Inc.
140,000 4.950%,  11/21/2032 145,277
Topgolf Callaway Brands
Corporation, Convertible
183,000 2.750%,  5/1/2026 249,978
TreeHouse Foods, Inc.
554,000 4.000%,  9/1/2028 489,682
United Natural Foods, Inc.
241,000 6.750%,  10/15/2028
f
223,988
Winnebago Industries, Inc.,
Convertible
322,000 1.500%,  4/1/2025 354,039
Wyeth, LLC
199,000 6.500%,  2/1/2034 228,830
Zoetis, Inc.
348,000 3.900%,  8/20/2028 338,559
Total 33,393,629
Energy (2.8%)
Antero Resources Corporation
375,000 5.375%,  3/1/2030
f
348,844

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Energy (2.8%) - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 530,000 6.250%,  4/1/2028
f
$ 508,800
BP Capital Markets America, Inc.
423,000 4.234%,  11/6/2028 419,133
187,000 4.812%,  2/13/2033 189,873
BP Capital Markets plc
495,000 4.875%,  3/22/2030
b,i
449,831
Buckeye Partners, LP
385,000 3.950%,  12/1/2026 348,352
Callon Petroleum Company
324,000 8.250%,  7/15/2025 321,732
271,000 7.500%,  6/15/2030
f,h
254,740
Canadian Natural Resources, Ltd.
325,000 2.050%,  7/15/2025 303,626
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 122,629
285,000 3.250%,  1/31/2032 235,444
Cheniere Energy, Inc.
442,000 4.625%,  10/15/2028 420,139
Chesapeake Energy Corporation
604,000 6.750%,  4/15/2029
f
599,627
Chord Energy Corporation
310,000 6.375%,  6/1/2026
f
307,046
CNX Resources Corporation
315,000 6.000%,  1/15/2029
f
294,525
CNX Resources Corporation,
Convertible
505,000 2.250%,  5/1/2026 700,688
Comstock Resources, Inc.
80,000 6.750%,  3/1/2029
f
73,203
310,000 5.875%,  1/15/2030
f
266,336
Continental Resources, Inc.
196,000 4.375%,  1/15/2028 184,769
145,000 5.750%,  1/15/2031
f
139,343
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
309,000 5.500%,  6/15/2031
f
277,745
CrownRock, LP/CrownRock
Finance, Inc.
403,000 5.625%,  10/15/2025
f
394,964
Diamondback Energy, Inc.
338,000 3.125%,  3/24/2031 293,093
DT Midstream, Inc.
375,000 4.125%,  6/15/2029
f
328,763
125,000 4.375%,  6/15/2031
f
108,899
Enbridge, Inc.
525,000 7.375%,  1/15/2083
b
501,916
263,000 7.625%,  1/15/2083
b
256,553
130,000 3.700%,  7/15/2027 123,724
66,000 5.700%,  3/8/2033 68,649
336,000 6.250%,  3/1/2078
b
305,558
Endeavor Energy Resources, LP/
EER Finance, Inc.
395,000 5.750%,  1/30/2028
f
392,038
Enerflex, Ltd.
240,000 9.000%,  10/15/2027
f
233,400
Energy Transfer, LP
108,000 4.200%,  9/15/2023 107,604
290,000 6.500%,  11/15/2026
b,i
255,200
196,000 3.750%,  5/15/2030 180,871
EnLink Midstream Partners, LP
460,000 4.850%,  7/15/2026 442,750
Principal
Amount Long-Term Fixed Income (62.0%) Value
Energy (2.8%) - continued
EnLink Midstream, LLC
$ 179,000 6.500%,  9/1/2030
f
$ 181,007
Enterprise Products Operating,
LLC
130,000 4.150%,  10/16/2028 126,352
280,000
7.858%,  (LIBOR 3M +
2.986%), 8/16/2077
b
262,671
EQM Midstream Partners, LP
300,000 4.750%,  1/15/2031
f
249,000
EQT Corporation
139,000 3.900%,  10/1/2027 130,649
EQT Corporation, Convertible
273,000 1.750%,  5/1/2026 601,256
Equinor ASA
92,000 2.875%,  4/6/2025 89,177
Ferrellgas, LP/Ferrellgas Finance
Corporation
282,000 5.375%,  4/1/2026
f
264,023
Genesis Energy LP/Genesis
Energy Finance Corporation
237,000 8.875%,  4/15/2030 239,963
Halliburton Company
130,000 2.920%,  3/1/2030 115,791
Harvest Midstream, LP
654,000 7.500%,  9/1/2028
f
652,247
Hess Corporation
92,000 3.500%,  7/15/2024 89,868
Hess Midstream Operations, LP
325,000 5.625%,  2/15/2026
f
321,718
202,000 5.500%,  10/15/2030
f
187,833
Hilcorp Energy I, LP/Hilcorp
Finance Company
400,000 5.750%,  2/1/2029
f
368,218
500,000 6.250%,  4/15/2032
f
462,500
Holly Energy Partners, LP/Holly
Energy Finance Corporation
375,000 6.375%,  4/15/2027
f
370,828
Howard Midstream Energy
Partners, LLC
412,000 6.750%,  1/15/2027
f
388,500
ITT Holdings, LLC
435,000 6.500%,  8/1/2029
f
367,279
Laredo Petroleum, Inc.
690,000 7.750%,  7/31/2029
f
575,570
Marathon Oil Corporation
130,000 4.400%,  7/15/2027 125,953
Marathon Petroleum Corporation
366,000 4.700%,  5/1/2025 365,267
MEG Energy Corporation
374,000 7.125%,  2/1/2027
f
381,515
MPLX, LP
325,000 1.750%,  3/1/2026 296,599
65,000 5.000%,  3/1/2033 63,607
Murphy Oil Corporation
450,000 5.875%,  12/1/2027 438,270
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
f
448,263
National Fuel Gas Company
295,000 5.500%,  1/15/2026 294,936
New Fortress Energy, Inc.
180,000 6.750%,  9/15/2025
f
173,250
NuStar Logistics, LP
480,000 5.750%,  10/1/2025 466,816

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Energy (2.8%) - continued
Occidental Petroleum Corporation
$ 125,000 8.500%,  7/15/2027 $ 137,500
211,000 6.375%,  9/1/2028 218,489
260,000 6.450%,  9/15/2036 273,372
ONEOK, Inc.
194,000 2.200%,  9/15/2025 179,779
Ovintiv Exploration, Inc.
183,000 5.375%,  1/1/2026 183,314
Permian Resources Operating,
LLC, Convertible
120,000 3.250%,  4/1/2028 221,460
Phillips 66
195,000 4.950%,  12/1/2027 195,867
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 158,780
Pioneer Natural Resources
Company, Convertible
248,000 0.250%,  5/15/2025 529,480
Plains All American Pipeline, LP
150,000
8.974%,  (LIBOR 3M +
4.110%), 5/4/2023
b,i
132,784
Plains All American Pipeline, LP/
PAA Finance Corporation
317,000 4.650%,  10/15/2025 313,527
Precision Drilling Corporation
390,000 6.875%,  1/15/2029
f
353,925
Range Resources Corporation
332,000 4.750%,  2/15/2030
f
302,628
Sabine Pass Liquefaction, LLC
196,000 4.200%,  3/15/2028 188,297
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
f
79,208
SM Energy Company
341,000 6.625%,  1/15/2027 327,583
185,000 6.500%,  7/15/2028 176,538
Southwestern Energy Company
234,000 5.375%,  2/1/2029 220,545
315,000 5.375%,  3/15/2030 296,144
192,000 4.750%,  2/1/2032 169,534
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
381,000 5.875%,  3/1/2027 369,606
Suncor Energy, Inc.
131,000 7.150%,  2/1/2032 144,966
Sunoco, LP/Sunoco Finance
Corporation
415,000 5.875%,  3/15/2028 398,400
277,000 4.500%,  4/30/2030 250,510
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
494,000 5.500%,  1/15/2028
f
451,695
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 335,911
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
f
228,750
TransCanada Trust
600,000 5.875%,  8/15/2076
b
558,606
Transocean, Inc.
330,000 11.500%,  1/30/2027
f
340,824
149,000 8.750%,  2/15/2030
f
151,980
Principal
Amount Long-Term Fixed Income (62.0%) Value
Energy (2.8%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 387,000 6.875%,  4/1/2026 $ 376,143
Venture Global Calcasieu Pass,
LLC
374,000 3.875%,  8/15/2029
f
337,348
358,000 6.250%,  1/15/2030
f
360,685
220,000 4.125%,  8/15/2031
f
193,288
Weatherford International, Ltd.
409,000 8.625%,  4/30/2030
f
418,432
Western Midstream Operating, LP
640,000 3.950%,  6/1/2025 612,525
Williams Companies, Inc.
131,000 2.600%,  3/15/2031 110,171
Total 30,157,927
Financials (7.8%)
AerCap Holdings NV
300,000 5.875%,  10/10/2079
b,h
273,207
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
121,000 3.150%,  2/15/2024 117,315
200,000 6.500%,  7/15/2025 201,446
362,000 3.000%,  10/29/2028 316,034
Air Lease Corporation
152,000 2.300%,  2/1/2025 143,854
525,000 4.650%,  6/15/2026
b,i
435,993
162,000 3.125%,  12/1/2030 137,439
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
b,f,i
199,910
163,000 2.850%,  1/26/2028
f
140,248
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
207,000 6.750%,  10/15/2027
f
191,992
Ally Financial, Inc.
578,000 5.750%,  11/20/2025
h
543,485
525,000 4.700%,  5/15/2026
b,i
376,687
130,000 8.000%,  11/1/2031 136,445
78,000 6.700%,  2/14/2033 69,294
American Express Company
214,000 3.950%,  8/1/2025 209,839
255,000 3.550%,  9/15/2026
b,i
215,526
217,000 2.550%,  3/4/2027 200,313
69,000 5.850%,  11/5/2027 72,393
American Homes 4 Rent, LP
157,000 2.375%,  7/15/2031 125,117
American International Group, Inc.
127,000 5.125%,  3/27/2033 126,238
AmWINS Group, Inc.
272,000 4.875%,  6/30/2029
f
240,720
Aon Corporation/Aon Global
Holdings plc
133,000 2.600%,  12/2/2031 111,592
Ares Capital Corporation
76,000 4.250%,  3/1/2025 71,800
340,000 2.150%,  7/15/2026 291,521
Ares Capital Corporation,
Convertible
197,000 4.625%,  3/1/2024 198,354
Assurant, Inc.
193,000 6.100%,  2/27/2026 196,761

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Financials (7.8%) - continued
Australia & New Zealand Banking
Group, Ltd.
$ 288,000 2.950%,  7/22/2030
b,f
$ 266,128
Aviation Capital Group, LLC
131,000 4.875%,  10/1/2025
f
126,500
Avolon Holdings Funding, Ltd.
301,000 4.250%,  4/15/2026
f
283,023
BAC Capital Trust XIV
332,000
5.266%,  (LIBOR 3M +
0.400%), 4/19/2023
b,i
247,940
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
f
88,510
Banco Santander SA
220,000 4.750%,  11/12/2026
b,i
170,775
200,000 5.294%,  8/18/2027 196,849
200,000 4.175%,  3/24/2028
b
187,656
Bank of America Corporation
325,000 4.200%,  8/26/2024 319,305
1,100,000 6.250%,  9/5/2024
b,i
1,073,875
160,000 3.458%,  3/15/2025
b
156,630
320,000 6.100%,  3/17/2025
b,i
313,706
373,000 1.319%,  6/19/2026
b
340,963
298,000 1.197%,  10/24/2026
b
267,629
380,000 4.375%,  1/27/2027
b,i
323,052
325,000 6.125%,  4/27/2027
b,i
319,719
196,000 1.734%,  7/22/2027
b
175,755
278,000 4.376%,  4/27/2028
b
268,820
392,000 3.593%,  7/21/2028
b
368,356
214,000 4.948%,  7/22/2028
b
212,775
523,000 3.974%,  2/7/2030
b
488,838
261,000 2.687%,  4/22/2032
b
217,811
204,000 2.572%,  10/20/2032
b
166,732
290,000 2.972%,  2/4/2033
b
244,192
141,000 3.846%,  3/8/2037
b
120,201
Bank of Montreal
195,000 5.203%,  2/1/2028 196,594
140,000 3.088%,  1/10/2037
b
112,529
Bank of New York Mellon
Corporation
160,000 4.700%,  9/20/2025
b,i
151,403
214,000 4.596%,  7/26/2030
b
209,335
Bank of Nova Scotia
208,000 5.250%,  12/6/2024 208,478
480,000 4.900%,  6/4/2025
b,i
436,800
132,000 1.050%,  3/2/2026 118,456
Barclays plc
377,000 4.338%,  5/16/2024
b
376,084
149,000 4.375%,  9/11/2024 143,554
179,000 2.852%,  5/7/2026
b
167,177
200,000 4.375%,  3/15/2028
b,i
136,723
200,000 5.501%,  8/9/2028
b
197,205
193,000 4.972%,  5/16/2029
b
186,156
Berkshire Hathaway Finance
Corporation
421,000 2.875%,  3/15/2032 378,598
Blackstone Mortgage Trust, Inc.,
Convertible
46,000 5.500%,  3/15/2027 36,369
Blackstone Private Credit Fund
209,000 4.000%,  1/15/2029 174,184
BNP Paribas SA
188,000 2.819%,  11/19/2025
b,f
178,638
350,000 7.750%,  8/16/2029
b,f,i
335,020
200,000 3.132%,  1/20/2033
b,f
166,995
Principal
Amount Long-Term Fixed Income (62.0%) Value
Financials (7.8%) - continued
Boston Properties, LP
$ 131,000 2.550%,  4/1/2032 $ 93,388
BPCE SA
152,000 2.375%,  1/14/2025
f
142,752
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 224,655
Canadian Imperial Bank of
Commerce
214,000 3.945%,  8/4/2025 208,002
146,000 3.600%,  4/7/2032
h
132,901
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,i
104,825
217,000 3.273%,  3/1/2030
b
184,883
Capital One NA
228,000 2.280%,  1/28/2026
b
210,159
Centene Corporation
210,000 4.625%,  12/15/2029 197,450
1,196,000 3.000%,  10/15/2030 1,007,129
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,i
508,808
255,000 0.900%,  3/11/2026 223,565
600,000 4.000%,  6/1/2026
b,i
489,162
125,000 5.000%,  6/1/2027
b,i
105,938
196,000 2.000%,  3/20/2028 168,238
141,000 2.900%,  3/3/2032 118,020
Citigroup, Inc.
640,000
8.870%,  (LIBOR 3M +
4.068%), 7/30/2023
b,i
635,200
374,000 5.000%,  9/12/2024
b,i
349,690
180,000 3.352%,  4/24/2025
b
175,428
107,000 5.950%,  5/15/2025
b,i
99,718
365,000 5.500%,  9/13/2025 364,332
218,000 1.281%,  11/3/2025
b
203,629
315,000 4.000%,  12/10/2025
b,i
278,381
785,000 3.875%,  2/18/2026
b,i
662,933
250,000 4.150%,  11/15/2026
b,i
204,375
451,000 1.122%,  1/28/2027
b
402,025
263,000 1.462%,  6/9/2027
b
233,511
286,000 3.070%,  2/24/2028
b
265,897
133,000 7.375%,  5/15/2028
b,i
130,893
522,000 4.075%,  4/23/2029
b
497,651
215,000 4.910%,  5/24/2033
b
211,030
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,i
209,688
CNA Financial Corporation
190,000 3.950%,  5/15/2024 186,971
Coinbase Global, Inc.
120,000 3.625%,  10/1/2031
f
67,200
Coinbase Global, Inc., Convertible
1,267,000 0.500%,  6/1/2026 810,697
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,i
134,128
Commerzbank AG
270,000 8.125%,  9/19/2023
f
266,110
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
f
122,536
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,f
136,083
Corebridge Financial, Inc.
196,000 6.875%,  12/15/2052
b,f
174,724
214,000 3.850%,  4/5/2029
f
195,265
Corporate Office Properties, LP
265,000 2.250%,  3/15/2026 233,931

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Financials (7.8%) - continued
Credit Acceptance Corporation
$ 550,000 5.125%,  12/31/2024
f
$ 522,759
Credit Agricole SA
270,000 8.125%,  12/23/2025
b,f,i
260,139
131,000 3.250%,  1/14/2030
f
109,904
Credit Suisse Group AG
213,000 6.500%,  8/8/2023
f
202,883
150,000 7.500%,  12/11/2023
b,f,i,k
6,000
157,000 2.593%,  9/11/2025
b,f
145,413
130,000 7.250%,  9/12/2025
b,f,i,k
5,200
255,000 2.193%,  6/5/2026
b,f
227,002
287,000 3.869%,  1/12/2029
b,f
255,517
266,000 3.091%,  5/14/2032
b,f
213,856
Dai-ichi Life Insurance Company,
Ltd.
638,000 5.100%,  10/28/2024
b,f,i
620,446
Deutsche Bank AG
444,000 2.129%,  11/24/2026
b
382,628
250,000 2.311%,  11/16/2027
b
211,858
214,000 3.742%,  1/7/2033
b
154,831
Discover Bank
260,000 4.682%,  8/9/2028
b
237,970
Discover Financial Services
71,000 6.700%,  11/29/2032 73,197
Drawbridge Special Opportunities
Fund, LP
540,000 3.875%,  2/15/2026
f
477,937
Elevance Health, Inc.
198,000 5.350%,  10/15/2025 199,736
411,000 2.550%,  3/15/2031 353,715
Encore Capital Group, Inc.,
Convertible
55,000 40.000%,  3/15/2029
f
54,945
EPR Properties
202,000 3.600%,  11/15/2031 151,121
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
b,i
277,484
144,000 4.772%,  7/28/2030
b
133,173
Fifth Third Bank NA
129,000 3.850%,  3/15/2026 117,901
First Horizon Bank
198,000 5.750%,  5/1/2030 186,049
First-Citizens Bank & Trust
Company
297,000 6.125%,  3/9/2028 289,232
Five Corners Funding Trust III
180,000 5.791%,  2/15/2033
f
184,685
Fortress Transportation and
Infrastructure Investors, LLC
369,000 6.500%,  10/1/2025
f
369,245
142,000 9.750%,  8/1/2027
f
149,823
101,000 5.500%,  5/1/2028
f
92,146
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 118,453
132,000 2.625%,  1/15/2027
h
111,036
Genworth Mortgage Holdings, Inc.
219,000 6.500%,  8/15/2025
f
213,525
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
860,000 3.750%,  12/15/2027
f
680,449
goeasy, Ltd.
120,000 5.375%,  12/1/2024
f
113,190
Principal
Amount Long-Term Fixed Income (62.0%) Value
Financials (7.8%) - continued
Goldman Sachs Group, Inc.
$ 825,000 5.500%,  8/10/2024
b,i
$ 795,935
200,000 4.400%,  2/10/2025
b,i
171,706
148,000 3.500%,  4/1/2025 143,708
223,000 4.250%,  10/21/2025 216,348
222,000 0.855%,  2/12/2026
b
203,182
195,000 3.650%,  8/10/2026
b,i
159,169
255,000 4.125%,  11/10/2026
b,i
211,333
456,000 1.948%,  10/21/2027
b
407,401
140,000 2.640%,  2/24/2028
b
127,699
155,000 3.615%,  3/15/2028
b
146,624
278,000 4.482%,  8/23/2028
b
271,898
261,000 3.814%,  4/23/2029
b
245,173
131,000 3.800%,  3/15/2030 121,983
131,000 2.615%,  4/22/2032
b
109,122
132,000 2.383%,  7/21/2032
b
107,169
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 114,426
125,000
6.989%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
100,791
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
73,000 Zero Coupon,  5/1/2025
f
68,341
HSBC Holdings plc
143,000 3.803%,  3/11/2025
b
139,832
150,000 6.375%,  3/30/2025
b,i
137,843
187,000 2.633%,  11/7/2025
b
176,932
178,000 1.589%,  5/24/2027
b
156,878
350,000 2.251%,  11/22/2027
b
310,372
200,000 6.161%,  3/9/2029
b
205,620
365,000 4.583%,  6/19/2029
b
346,398
470,000 4.600%,  12/17/2030
b,i
351,009
159,000 2.804%,  5/24/2032
b
129,840
HUB International, Ltd.
431,000 5.625%,  12/1/2029
f
375,520
Huntington Bancshares, Inc.
480,000 4.450%,  10/15/2027
b,i
399,000
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
439,000 4.750%,  9/15/2024 428,205
365,000 6.375%,  12/15/2025 358,502
245,000 5.250%,  5/15/2027 229,886
ING Groep NV
258,000 1.726%,  4/1/2027
b
229,194
Intercontinental Exchange, Inc.
215,000 4.350%,  6/15/2029 211,244
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 174,121
J.P. Morgan Chase & Company
330,000 5.150%,  8/1/2023
b,i
323,403
320,000 6.000%,  8/1/2023
b,i
313,200
122,000 1.514%,  6/1/2024
b
121,227
979,000 5.000%,  8/1/2024
b,i
939,938
378,000 4.023%,  12/5/2024
b
374,313
210,000 4.600%,  2/1/2025
b,i
195,300
310,000 1.561%,  12/10/2025
b
290,714
149,000 2.083%,  4/22/2026
b
139,424
295,000 3.650%,  6/1/2026
b,i
258,125
371,000 1.045%,  11/19/2026
b
331,069
261,000 1.578%,  4/22/2027
b
234,502
289,000 2.947%,  2/24/2028
b
267,840
392,000 4.005%,  4/23/2029
b
374,595

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Financials (7.8%) - continued
$ 133,000 2.069%,  6/1/2029
b
$ 115,403
523,000 4.493%,  3/24/2031
b
508,105
140,000 2.963%,  1/25/2033
b
119,707
145,000 4.912%,  7/25/2033
b
144,122
140,000 5.717%,  9/14/2033
b
143,410
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
f
101,591
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 166,825
250,000 5.000%,  1/26/2033
h
232,260
Kilroy Realty, LP
265,000 4.375%,  10/1/2025 240,224
Life Storage, LP
135,000 2.400%,  10/15/2031 108,813
Lincoln National Corporation
300,000
7.234%,  (LIBOR 3M +
2.358%), 5/17/2023
b
195,750
Lloyds Banking Group plc
248,000 4.716%,  8/11/2026
b
241,419
260,000 1.627%,  5/11/2027
b
228,437
240,000 8.000%,  9/27/2029
b,i
221,100
342,000 3.369%,  12/14/2046
b
228,339
LPL Holdings, Inc.
310,000 4.000%,  3/15/2029
f
279,000
M&T Bank Corporation
506,000 3.500%,  9/1/2026
b,i
356,221
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
b,f
231,989
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 111,708
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,i
281,937
640,000 5.875%,  3/15/2028
b,i
595,994
261,000 6.400%,  12/15/2036 252,554
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 253,705
Mitsubishi UFJ Financial Group,
Inc.
179,000 1.412%,  7/17/2025 164,158
350,000 5.719%,  2/20/2026
b
350,900
260,000 1.538%,  7/20/2027
b
230,103
196,000 3.741%,  3/7/2029 183,307
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
176,571
278,000 2.564%,  9/13/2031 218,893
Molina Healthcare, Inc.
312,000 4.375%,  6/15/2028
f
290,250
Morgan Stanley
149,000
5.194%,  (SOFRRATE +
0.466%), 11/10/2023
b
148,646
160,000 2.720%,  7/22/2025
b
154,212
268,000 1.164%,  10/21/2025
b
250,272
104,000 5.000%,  11/24/2025 103,095
250,000 2.630%,  2/18/2026
b
237,260
302,000 2.188%,  4/28/2026
b
283,354
214,000 6.138%,  10/16/2026
b
218,066
148,000 0.985%,  12/10/2026
b
131,904
260,000 1.593%,  5/4/2027
b
233,002
262,000 1.512%,  7/20/2027
b
232,833
98,000 5.123%,  2/1/2029
b
98,779
392,000 3.622%,  4/1/2031
b
358,471
140,000 2.943%,  1/21/2033
b
118,603
Principal
Amount Long-Term Fixed Income (62.0%) Value
Financials (7.8%) - continued
$ 144,000 4.889%,  7/20/2033
b
$ 141,540
283,000 2.484%,  9/16/2036
b
214,995
MPT Operating Partnership, LP/
MPT Finance Corporation
320,000 5.250%,  8/1/2026
h
287,627
104,000 4.625%,  8/1/2029 76,830
National Retail Properties, Inc.
131,000 2.500%,  4/15/2030 109,449
Nationstar Mortgage Holdings,
Inc.
289,000 6.000%,  1/15/2027
f
262,268
NatWest Group plc
182,000 4.269%,  3/22/2025
b
178,603
131,000 4.892%,  5/18/2029
b
125,804
197,000 3.754%,  11/1/2029
b
184,718
250,000 4.600%,  6/28/2031
b,h,i
175,963
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
514,000 4.500%,  9/30/2028
f
384,355
New York Life Global Funding
134,000 4.550%,  1/28/2033
f
132,587
Nippon Life Insurance Company
110,000 2.900%,  9/16/2051
b,f
87,689
640,000 5.100%,  10/16/2044
b,f
615,850
480,000 3.400%,  1/23/2050
b,f
407,478
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 166,932
Nordea Bank Abp
200,000 5.375%,  9/22/2027
f
200,924
Northern Trust Corporation
212,000 4.000%,  5/10/2027 207,687
Office Properties Income Trust
119,000 4.250%,  5/15/2024 110,944
129,000 2.650%,  6/15/2026 87,099
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 117,693
130,000 3.375%,  2/1/2031 102,680
OneMain Finance Corporation
986,000 6.875%,  3/15/2025 955,439
Owl Rock Capital Corporation
132,000 4.250%,  1/15/2026 121,247
Owl Rock Core Income
Corporation
214,000 4.700%,  2/8/2027 193,270
Owl Rock Technology Finance
Corporation
68,000 4.750%,  12/15/2025
f
61,096
196,000 3.750%,  6/17/2026
f
173,100
Park Intermediate Holdings, LLC
477,000 4.875%,  5/15/2029
f
410,363
Pebblebrook Hotel Trust,
Convertible
902,000 1.750%,  12/15/2026 763,523
Pine Street Trust I
130,000 4.572%,  2/15/2029
f
122,223
PNC Bank NA
130,000 2.700%,  10/22/2029 111,656
PNC Financial Services Group,
Inc.
270,000 5.671%,  10/28/2025
b
270,138
250,000 3.400%,  9/15/2026
b,i
198,255
129,000 4.758%,  1/26/2027
b
127,405
261,000 6.200%,  9/15/2027
b,h,i
245,562

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Financials (7.8%) - continued
$ 266,000 6.250%,  3/15/2030
b,i
$ 247,380
PRA Group, Inc.
215,000 7.375%,  9/1/2025
f
213,871
148,000 8.375%,  2/1/2028
f
148,015
PRA Group, Inc., Convertible
173,000 3.500%,  6/1/2023 171,270
Principal Life Global Funding II
197,000 1.250%,  8/16/2026
f
173,648
Prologis, LP
229,000 3.375%,  12/15/2027 217,556
Provident Financing Trust I
155,000 7.405%,  3/15/2038 153,450
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
125,115
198,000 6.750%,  3/1/2053
b
192,575
786,000 5.200%,  3/15/2044
b
746,700
160,000 3.700%,  10/1/2050
b
130,331
QBE Insurance Group, Ltd.
320,000 5.875%,  5/12/2025
b,f,i
298,380
Radian Group, Inc.
330,000 4.875%,  3/15/2027 310,298
Realty Income Corporation
132,000 4.875%,  6/1/2026 131,295
196,000 3.950%,  8/15/2027 188,842
170,000 5.625%,  10/13/2032 176,527
Redwood Trust, Inc., Convertible
42,000 7.750%,  6/15/2027
f
36,356
Regions Financial Corporation
129,000 2.250%,  5/18/2025 118,669
320,000 5.750%,  6/15/2025
b,h,i
290,772
Reinsurance Group of America,
Inc.
212,000 4.700%,  9/15/2023 211,407
RLJ Lodging Trust, LP
150,000 3.750%,  7/1/2026
f
137,310
369,000 4.000%,  9/15/2029
f
308,160
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
310,000 3.625%,  3/1/2029
f
266,151
Royal Bank of Canada
205,000 0.750%,  10/7/2024 192,188
130,000 4.900%,  1/12/2028 130,013
338,000 5.000%,  2/1/2033 342,012
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
b
124,500
132,000 6.499%,  3/9/2029
b
131,878
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
228,036
Service Properties Trust
181,000 4.650%,  3/15/2024 176,475
97,000 4.350%,  10/1/2024 92,781
357,000 7.500%,  9/15/2025 352,269
260,000 5.500%,  12/15/2027 232,700
Simon Property Group, LP
264,000 2.650%,  7/15/2030 223,340
SLM Corporation
150,000 4.200%,  10/29/2025 135,000
Societe Generale SA
188,000 2.625%,  10/16/2024
f
177,653
177,000 1.488%,  12/14/2026
b,f
154,346
Spirit Realty, LP
299,000 2.100%,  3/15/2028 251,107
Principal
Amount Long-Term Fixed Income (62.0%) Value
Financials (7.8%) - continued
Standard Chartered plc
$ 177,000 0.991%,  1/12/2025
b,f
$ 170,053
230,000 6.000%,  7/26/2025
b,f,i
208,955
206,000 2.608%,  1/12/2028
b,f
182,424
State Street Corporation
144,000 4.421%,  5/13/2033
b
137,609
Sumitomo Life Insurance Company
600,000 3.375%,  4/15/2081
b,f
502,500
Sumitomo Mitsui Financial Group,
Inc.
188,000 2.448%,  9/27/2024 180,157
206,000 2.174%,  1/14/2027 184,475
196,000 2.142%,  9/23/2030 155,757
200,000 5.766%,  1/13/2033 208,873
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
f
135,419
Summit Hotel Properties, Inc.,
Convertible
310,000 1.500%,  2/15/2026 265,267
Synchrony Financial
160,000 4.250%,  8/15/2024 151,234
76,000 7.250%,  2/2/2033 67,047
Synovus Bank
135,000 5.625%,  2/15/2028 121,162
Toronto-Dominion Bank
280,000 8.125%,  10/31/2082
b
284,200
124,000 5.156%,  1/10/2028 125,306
144,000 4.456%,  6/8/2032 140,234
Truist Bank
134,000 2.250%,  3/11/2030 110,092
Truist Financial Corporation
370,000 4.950%,  9/1/2025
b,i
341,984
132,000 1.887%,  6/7/2029
b
110,226
145,000 5.100%,  3/1/2030
b,i
126,955
U.S. Bancorp
204,000 5.727%,  10/21/2026
b
204,875
85,000 3.700%,  1/15/2027
b,i
66,300
214,000 4.548%,  7/22/2028
b
208,521
UBS AG
235,000 5.125%,  5/15/2024 227,656
UBS Group AG
400,000 4.875%,  2/12/2027
b,f,i
311,548
UDR, Inc.
295,000 3.000%,  8/15/2031 252,487
United Wholesale Mortgage, LLC
95,000 5.500%,  11/15/2025
f
89,909
231,000 5.500%,  4/15/2029
f
192,885
UnitedHealth Group, Inc.
278,000 5.250%,  2/15/2028 289,072
276,000 4.200%,  5/15/2032 270,514
USB Realty Corporation
664,000
5.977%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
474,760
USI, Inc./NY
120,000 6.875%,  5/1/2025
f
118,200
Ventas Realty, LP
163,000 3.750%,  5/1/2024 159,710
Wells Fargo & Company
130,000 1.654%,  6/2/2024
b
129,163
311,000 2.406%,  10/30/2025
b
295,532
490,000 3.900%,  3/15/2026
b,i
432,528
226,000 2.188%,  4/30/2026
b
211,798

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Financials (7.8%) - continued
$ 307,000
5.292%,  (LIBOR 3M +
0.500%), 1/15/2027
b
$ 281,321
145,000 3.526%,  3/24/2028
b
136,806
309,000 3.584%,  5/22/2028
b
291,126
214,000 4.808%,  7/25/2028
b
211,317
308,000 4.478%,  4/4/2031
b
294,922
Welltower, Inc.
132,000 2.050%,  1/15/2029 110,094
196,000 2.800%,  6/1/2031 162,759
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
175,485
Willis North America, Inc.
261,000 4.500%,  9/15/2028 252,551
XHR, LP
150,000 6.375%,  8/15/2025
f
147,143
243,000 4.875%,  6/1/2029
f
206,085
Total 83,448,620
Foreign Government (<0.1%)
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
f
197,088
Total 197,088
Mortgage-Backed Securities (21.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,829,323 2.500%,  5/1/2051 7,621,674
6,224,626 3.500%,  5/1/2052 5,788,355
4,837,850 4.000%,  5/1/2052 4,664,341
14,563,887 3.500%,  6/1/2052 13,541,101
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
5,664,715 2.500%,  7/1/2030 5,356,217
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,319,697 3.500%,  5/1/2040 5,075,370
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,731,403 3.000%,  1/1/2052 10,541,267
1,670,527 2.000%,  2/1/2051 1,387,713
1,042,608 2.000%,  2/1/2051 864,972
4,974,570 2.500%,  2/1/2051 4,320,617
6,428,636 2.500%,  2/1/2051 5,551,780
11,949,085 2.000%,  3/1/2051 9,907,704
12,074,872 3.000%,  3/1/2052 10,867,914
9,392,491 2.000%,  4/1/2051 7,786,410
10,646,184 2.500%,  4/1/2051 9,195,055
6,893,284 3.000%,  4/1/2051 6,205,842
7,281,875 3.000%,  5/1/2050 6,603,572
1,958,192 2.000%,  5/1/2051 1,623,167
4,473,951 3.000%,  5/1/2051 4,075,891
4,677,072 3.000%,  6/1/2050 4,269,073
10,075,989 2.500%,  7/1/2051 8,699,090
4,385,897 3.500%,  7/1/2051 4,116,892
1,905,108 2.500%,  8/1/2050 1,668,412
8,464,538 3.500%,  8/1/2050 7,946,371
5,748,084 3.500%,  9/1/2052 5,367,634
8,105,445 4.000%,  10/1/2052 7,782,128
2,014,253 2.000%,  11/1/2051 1,668,125
8,002,490 2.000%,  12/1/2050 6,639,120
Principal
Amount Long-Term Fixed Income (62.0%) Value
Mortgage-Backed Securities (21.0%) -
continued
$ 18,496,935 4.500%,  12/1/2052 $ 18,281,960
12,700,000 5.500%,  4/1/2042
e
12,828,240
6,750,000 4.500%,  4/1/2049
e,l
6,613,622
11,250,000 5.000%,  4/1/2049
e
11,220,117
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
3,933,014 3.500%,  7/1/2061 3,678,952
4,260,346 4.000%,  12/1/2061 4,071,874
Total 225,830,572
Technology (2.2%)
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032 139,240
Akamai Technologies, Inc.,
Convertible
217,000 0.125%,  5/1/2025
h
218,159
779,000 0.375%,  9/1/2027 715,439
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 57,259
Apple, Inc.
392,000 2.200%,  9/11/2029 350,756
285,000 1.650%,  2/8/2031 238,471
211,000 3.350%,  8/8/2032
h
198,947
AthenaHealth Group, Inc.
400,000 6.500%,  2/15/2030
f,h
324,344
Black Knight InfoServ, LLC
458,000 3.625%,  9/1/2028
f
414,916
Block, Inc., Convertible
531,000 0.250%,  11/1/2027 406,215
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
196,000 3.875%,  1/15/2027 189,474
Broadcom, Inc.
146,000 4.000%,  4/15/2029
f
136,572
Cloud Software Group, Inc.
335,000 6.500%,  3/31/2029
f
296,342
CommScope Technologies
Finance, LLC
725,000 6.000%,  6/15/2025
f
682,773
CommScope, Inc.
270,000 7.125%,  7/1/2028
f,h
199,136
Dell International, LLC/EMC
Corporation
193,000 5.250%,  2/1/2028 194,875
100,000 5.300%,  10/1/2029 100,754
Euronet Worldwide, Inc.,
Convertible
693,000 0.750%,  3/15/2049
h
667,012
Fiserv, Inc.
207,000 2.750%,  7/1/2024 200,847
309,000 4.200%,  10/1/2028 299,806
65,000 5.600%,  3/2/2033 67,413
Gartner, Inc.
245,000 3.625%,  6/15/2029
f
218,615
415,000 3.750%,  10/1/2030
f
372,512
Global Payments, Inc.
82,000 2.650%,  2/15/2025 77,819
208,000 4.950%,  8/15/2027 205,478
131,000 3.200%,  8/15/2029 115,230
Intel Corporation
265,000 5.125%,  2/10/2030 269,891

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Technology (2.2%) - continued
InterDigital, Inc., Convertible
$ 692,000 3.500%,  6/1/2027
f
$ 773,656
Iron Mountain, Inc.
1,075,000 4.875%,  9/15/2027
f
1,016,090
150,000 4.875%,  9/15/2029
f
134,807
380,000 4.500%,  2/15/2031
f
326,545
Jabil, Inc.
139,000 4.250%,  5/15/2027 134,079
Lumentum Holdings, Inc.,
Convertible
529,000 0.250%,  3/15/2024
h
554,392
179,000 0.500%,  6/15/2028 136,287
MACOM Technology Solutions
Holdings, Inc., Convertible
603,000 0.250%,  3/15/2026 634,054
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 110,227
Mastercard, Inc.
198,000 4.875%,  3/9/2028 204,106
146,000 2.000%,  11/18/2031 123,184
Microchip Technology, Inc.,
Convertible
221,000 0.125%,  11/15/2024 246,707
205,000 1.625%,  2/15/2027 484,549
Moody's Corporation
140,000 4.250%,  8/8/2032 134,798
MSCI, Inc.
360,000 4.000%,  11/15/2029
f
328,466
NCR Corporation
452,000 5.125%,  4/15/2029
f
391,095
418,000 6.125%,  9/1/2029
f,h
412,286
NVIDIA Corporation
65,000 2.850%,  4/1/2030 59,181
NXP BV/NXP Funding, LLC
122,000 4.875%,  3/1/2024 121,086
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025 68,335
131,000 4.300%,  6/18/2029 125,810
ON Semiconductor Corporation,
Convertible
692,000 Zero Coupon,  5/1/2027 1,129,599
17,000 0.500%,  3/1/2029
f
17,673
Open Text Corporation
380,000 3.875%,  12/1/2029
f
319,874
420,000 4.125%,  2/15/2030
f
360,301
Oracle Corporation
140,000 6.150%,  11/9/2029 149,118
327,000 2.950%,  4/1/2030 288,726
219,000 6.250%,  11/9/2032 235,546
PayPal Holdings, Inc.
138,000 3.900%,  6/1/2027
h
135,594
129,000 2.850%,  10/1/2029 116,227
Progress Software Corporation,
Convertible
337,000 1.000%,  4/15/2026 366,656
PTC, Inc.
210,000 3.625%,  2/15/2025
f
202,529
215,000 4.000%,  2/15/2028
f
200,910
Rackspace Technology Global,
Inc.
365,000 5.375%,  12/1/2028
f
139,544
S&P Global, Inc.
144,000 2.900%,  3/1/2032 128,557
Principal
Amount Long-Term Fixed Income (62.0%) Value
Technology (2.2%) - continued
Salesforce.com, Inc.
$ 374,000 1.950%,  7/15/2031 $ 313,189
Seagate HDD Cayman
742,980 9.625%,  12/1/2032
f
832,633
Semtech Corporation, Convertible
86,000 1.625%,  11/1/2027
f
78,518
Sensata Technologies, Inc.
341,000 3.750%,  2/15/2031
f
298,375
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
f
131,600
SS&C Technologies, Inc.
910,000 5.500%,  9/30/2027
f
882,972
Verint Systems, Inc., Convertible
363,000 0.250%,  4/15/2026 321,028
VeriSign, Inc.
295,000 4.750%,  7/15/2027 294,258
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
f
261,681
Viavi Solutions, Inc., Convertible
192,000 1.000%,  3/1/2024 194,400
Vishay Intertechnology, Inc.,
Convertible
634,000 2.250%,  6/15/2025 629,297
VMware, Inc.
262,000 1.400%,  8/15/2026 231,738
192,000 2.200%,  8/15/2031 152,008
Xilinx, Inc.
90,000 2.375%,  6/1/2030 78,550
Ziff Davis, Inc., Convertible
674,000 1.750%,  11/1/2026
f
658,835
Total 23,027,971
Transportation (0.9%)
Air Transport Services Group, Inc.,
Convertible
186,000 1.125%,  10/15/2024 176,347
Allegiant Travel Company
270,000 7.250%,  8/15/2027
f
268,785
American Airlines Group, Inc.
104,000 3.750%,  3/1/2025
f,h
95,425
American Airlines, Inc.
757,000 11.750%,  7/15/2025
f
828,188
215,000 7.250%,  2/15/2028
f
209,088
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
871,000 5.500%,  4/20/2026
f
857,161
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
320,000 5.375%,  3/1/2029
f,h
297,096
Canadian Pacific Railway
Company
267,000 1.750%,  12/2/2026 242,018
CSX Corporation
131,000 4.250%,  3/15/2029 129,373
Delta Air Lines, Inc.
172,000 7.000%,  5/1/2025
f
176,321
73,000 7.375%,  1/15/2026 75,959
288,000 4.375%,  4/19/2028 267,581
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
272,830 4.500%,  10/20/2025
f
268,244

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Transportation (0.9%) - continued
ERAC USA Finance, LLC
$ 211,000 3.850%,  11/15/2024
f
$ 206,770
Hawaiian Brand Intellectual
Property, Ltd.
287,000 5.750%,  1/20/2026
f
272,465
Hertz Corporation
262,000 4.625%,  12/1/2026
f
237,241
314,000 5.000%,  12/1/2029
f
260,061
JetBlue Airways Corporation,
Convertible
594,000 0.500%,  4/1/2026 455,598
Mileage Plus Holdings, LLC
338,300 6.500%,  6/20/2027
f
337,211
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 189,624
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.200%,  11/15/2025
f
132,994
128,000 1.700%,  6/15/2026
f
114,349
Rand Parent, LLC
312,000 8.500%,  2/15/2030
f
293,280
Ryder System, Inc.
161,000 2.850%,  3/1/2027 148,027
Southwest Airlines Company
133,000 5.125%,  6/15/2027 132,619
155,000 2.625%,  2/10/2030 130,759
Southwest Airlines Company,
Convertible
807,000 1.250%,  5/1/2025
h
916,752
Union Pacific Corporation
131,000 2.150%,  2/5/2027 121,290
United Airlines, Inc.
324,000 4.375%,  4/15/2026
f
309,975
266,000 4.625%,  4/15/2029
f
240,597
VistaJet Malta Finance plc/XO
Management Holding, Inc.
355,000 6.375%,  2/1/2030
f,h
316,389
XPO Escrow Sub, LLC
359,000 7.500%,  11/15/2027
f
373,360
Total 9,080,947
U.S. Government & Agencies (2.9%)
U.S. Treasury Bonds
3,800,000 3.625%,  2/15/2053 3,772,687
3,600,000 4.000%,  11/15/2052 3,820,500
1,290,000 1.375%,  11/15/2031 1,088,841
3,800,000 4.125%,  11/15/2032 3,992,969
4,330,000 3.250%,  5/15/2042 3,994,594
15,910,000 3.375%,  8/15/2042 14,937,998
Total 31,607,589
Utilities (1.3%)
AEP Texas, Inc.
138,000 4.700%,  5/15/2032 134,875
AES Corporation
254,000 3.950%,  7/15/2030
f
227,406
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
b
180,000
Alliant Energy Corporation,
Convertible
124,000 3.875%,  3/15/2026
f
128,144
Principal
Amount Long-Term Fixed Income (62.0%) Value
Utilities (1.3%) - continued
Ameren Corporation
$ 161,000 1.750%,  3/15/2028 $ 139,939
American Electric Power
Company, Inc.
300,000 3.875%,  2/15/2062
b
238,998
209,000 2.031%,  3/15/2024 202,179
131,000 2.300%,  3/1/2030 110,488
66,000 5.625%,  3/1/2033 68,269
Calpine Corporation
328,000 4.500%,  2/15/2028
f
304,259
CenterPoint Energy, Inc.
164,000 2.500%,  9/1/2024 156,848
198,000 1.450%,  6/1/2026 179,429
197,000 2.650%,  6/1/2031 166,770
Constellation Energy Generation,
LLC
133,000 5.800%,  3/1/2033 137,176
Dominion Energy, Inc.
163,000 3.071%,  8/15/2024 158,081
495,000 4.650%,  12/15/2024
b,i
434,877
270,000 4.350%,  1/15/2027
b,i
223,358
161,000 3.375%,  4/1/2030 146,336
DTE Energy Company
209,000 4.220%,  11/1/2024 206,647
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
178,740
150,000 4.875%,  9/16/2024
b,h,i
143,940
343,000 2.450%,  6/1/2030 292,308
139,000 4.500%,  8/15/2032 134,385
Edison International
185,000 4.950%,  4/15/2025 183,583
240,000 5.000%,  12/15/2026
b,i
198,839
Enel Finance International NV
260,000 1.375%,  7/12/2026
f
231,487
Entergy Corporation
149,000 0.900%,  9/15/2025 134,153
130,000 1.900%,  6/15/2028 113,228
Evergy, Inc.
162,000 2.450%,  9/15/2024 155,159
Eversource Energy
293,000 4.600%,  7/1/2027 293,345
128,000 5.450%,  3/1/2028 132,637
Exelon Corporation
130,000 4.050%,  4/15/2030 124,024
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
f
246,770
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
f
140,817
Jersey Central Power & Light
Company
280,000 2.750%,  3/1/2032
f
234,176
National Rural Utilities Cooperative
Finance Corporation
247,000 3.450%,  6/15/2025 240,488
NextEra Energy Capital Holdings,
Inc.
235,000 3.800%,  3/15/2082
b
193,875
131,000 6.051%,  3/1/2025 133,267
130,000 2.250%,  6/1/2030 109,886
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
f
512,180

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.0%) Value
Utilities (1.3%) - continued
NextEra Energy Partners, LP,
Convertible
$ 204,000 Zero Coupon,  6/15/2024
f
$ 189,414
618,000 Zero Coupon,  11/15/2025
f,h
576,594
NiSource, Inc.
300,000 5.650%,  6/15/2023
b,i
282,000
130,000 2.950%,  9/1/2029 115,528
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
f
150,390
189,000 10.250%,  3/15/2028
b,f,i
180,610
254,000 3.375%,  2/15/2029
f
210,240
185,000 5.250%,  6/15/2029
f
171,748
NRG Energy, Inc., Convertible
549,000 2.750%,  6/1/2048 564,098
PG&E Corporation
374,000 5.000%,  7/1/2028 352,963
PPL Capital Funding, Inc.,
Convertible
142,000 2.875%,  3/15/2028
f
142,523
Public Service Enterprise Group,
Inc.
131,000 1.600%,  8/15/2030 104,802
Sempra Energy
320,000 4.875%,  10/15/2025
b,i
299,700
196,000 3.400%,  2/1/2028 184,103
Southern California Edison
Company
71,000 5.950%,  11/1/2032 76,911
Southern Company
140,000 4.475%,  8/1/2024 138,289
170,000 5.700%,  10/15/2032 178,771
149,000 4.000%,  1/15/2051
b
136,698
432,000 3.750%,  9/15/2051
b
362,379
Southern Company, Convertible
652,000 3.875%,  12/15/2025
f
659,323
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
494,020
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
f
272,867
508,000 5.000%,  7/31/2027
f
480,314
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 152,551
213,000 4.600%,  6/1/2032 206,786
Total 14,354,988
Total Long-Term Fixed Income
(cost $701,626,633) 665,039,734
Shares Common Stock ( 15.5% ) Value
Communications Services (1.0%)
6,718 Alphabet, Inc., Class A
m
696,858
34,734 Alphabet, Inc., Class C
m
3,612,336
35,099 Comcast Corporation 1,330,603
26,023 DISH Network Corporation
m
242,795
881 Emerald Holding, Inc.
m
3,277
494 Liberty Latin America, Ltd., Class
A
m
4,105
7,986 Meta Platforms, Inc.
m
1,692,553
1,708 Netflix, Inc.
m
590,080
827 Paramount Global 18,451
28,105 QuinStreet, Inc.
m
446,026
16,408 Verizon Communications, Inc. 638,107
5,830 Walt Disney Company
m
583,758
25,670 Warner Bros. Discovery, Inc.
m
387,617
Shares Common Stock (15.5%) Value
Communications Services (1.0%) - continued
4,897 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
$ 42,442
5,926 Ziff Davis, Inc.
m
462,524
Total 10,751,532
Consumer Discretionary (1.8%)
271 Advance Auto Parts, Inc. 32,956
23,697 Amazon.com, Inc.
m
2,447,663
5,574 Aptiv plc
m
625,347
456 Autoliv, Inc. 42,572
5,642 Bloomin' Brands, Inc. 144,717
676 Booking Holdings, Inc.
m
1,793,029
230 Boyd Gaming Corporation 14,748
7,521 Cedar Fair, LP 343,635
538 Chipotle Mexican Grill, Inc.
m
919,060
14,080 Clarus Corporation 133,056
23,721 Cooper-Standard Holdings, Inc.
m
337,787
5,665 D.R. Horton, Inc. 553,414
339 Darden Restaurants, Inc. 52,599
1,700 Domino's Pizza, Inc. 560,779
23,407 Everi Holdings, Inc.
m
401,430
859 Expedia Group, Inc.
m
83,349
19,519 Ford Motor Company 245,939
11,196 General Motors Company 410,669
3,065 Grand Canyon Education, Inc.
m
349,104
12,103 Harley-Davidson, Inc. 459,551
4,490 Home Depot, Inc. 1,325,089
4,069 Lowe's Companies, Inc. 813,678
1,936 Lululemon Athletica, Inc.
m
705,072
704 MarineMax, Inc.
m
20,240
1,620 McDonald's Corporation 452,968
4,470 NIKE, Inc. 548,201
169 NVR, Inc.
m
941,700
525 O'Reilly Automotive, Inc.
m
445,715
4,588 Papa John's International, Inc. 343,779
977 Ruth's Hospitality Group, Inc. 16,042
3,286 Skyline Champion Corporation
m
247,206
6,563 Sleep Number Corporation
m
199,581
28,219 Sonos, Inc.
m
553,657
5,893 Sony Group Corporation ADR 534,200
15,442 Stoneridge, Inc.
m
288,765
5,817 Tesla, Inc.
m
1,206,795
41,878 ThredUp, Inc.
m
105,951
99 Travel + Leisure Company 3,881
758 Ulta Beauty, Inc.
m
413,618
2,126 Under Armour, Inc., Class C
m
18,135
11,430 Zumiez, Inc.
m
210,769
Total 19,346,446
Consumer Staples (0.8%)
6,985 Altria Group, Inc. 311,671
5,977 Archer-Daniels-Midland Company 476,128
6,617 BJ's Wholesale Club Holdings,
Inc.
m
503,355
576 Bunge, Ltd. 55,020
189 Calavo Growers, Inc. 5,438
1,970 Casey's General Stores, Inc. 426,426
1,099 Coca-Cola Company 68,171
466 Costco Wholesale Corporation 231,541
22,456 Coty, Inc.
m
270,819
965 e.l.f. Beauty, Inc.
m
79,468
1,364 Edgewell Personal Care Company 57,861
3,422 John B. Sanfilippo & Son, Inc. 331,660
1,115 Kraft Heinz Company 43,117
151 Kroger Company 7,455

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.5%) Value
Consumer Staples (0.8%) - continued
8,300 Lamb Weston Holdings, Inc. $ 867,516
3,446 Mondelez International, Inc. 240,255
134 PepsiCo, Inc. 24,428
13,956 Philip Morris International, Inc. 1,357,221
29,157 Primo Water Corporation 447,560
2,367 Procter & Gamble Company 351,949
816 SpartanNash Company 20,237
6,848 Sysco Corporation 528,871
9,679 Turning Point Brands, Inc. 203,259
1,492 Tyson Foods, Inc. 88,505
5,939 US Foods Holding Corporation
m
219,387
11,077 Walmart, Inc. 1,633,304
Total 8,850,622
Energy (0.9%)
16,571 BP plc ADR 628,704
798 Cheniere Energy, Inc. 125,765
694 Chevron Corporation 113,233
7,420 ConocoPhillips 736,138
21,576 Devon Energy Corporation 1,091,961
22,856 Enterprise Products Partners, LP 591,970
379 EOG Resources, Inc. 43,445
11,323 Exxon Mobil Corporation 1,241,680
24,233 Halliburton Company 766,732
6,541 Marathon Petroleum Corporation 881,923
37,175 NOV, Inc. 688,109
20,099 Permian Resources Corporation 211,040
121 Phillips 66 12,267
6,096 Pioneer Natural Resources
Company 1,245,047
19 Schlumberger, Ltd. 933
4,011 Valero Energy Corporation 559,936
11,140 Williams Companies, Inc. 332,640
Total 9,271,523
Financials (2.3%)
36,154 Ally Financial, Inc. 921,565
340 A-Mark Precious Metals, Inc. 11,781
1,093 American Equity Investment Life
Holding Company 39,884
2,566 American Express Company 423,262
1,253 Ameriprise Financial, Inc. 384,044
11,186 Arch Capital Group, Ltd.
m
759,194
31,931 Bank of America Corporation 913,227
151 Bank of Marin Bancorp 3,305
7,871 Bank of N.T. Butterfield & Son, Ltd. 212,517
2,426 Berkshire Hathaway, Inc.
m
749,076
3,200 BlackRock TCP Capital
Corporation 32,960
293 BlackRock, Inc. 196,052
3,490 Blackstone Mortgage Trust, Inc. 62,296
18,412 Bridgewater Bancshares, Inc.
m
199,586
14,943 Byline Bancorp, Inc. 323,068
4,033 Capital One Financial Corporation 387,813
8,362 Carlyle Group, Inc. 259,724
973 Cboe Global Markets, Inc. 130,616
1,874 Central Pacific Financial
Corporation 33,545
9,920 Charles Schwab Corporation 519,610
3,587 Chubb, Ltd. 696,524
2,836 Citigroup, Inc. 132,980
12,188 Columbia Banking System, Inc. 261,067
7,943 Comerica, Inc. 344,885
925 Community Trust Bancorp, Inc. 35,104
448 ConnectOne Bancorp, Inc. 7,921
Shares Common Stock (15.5%) Value
Financials (2.3%) - continued
2,322 Customers Bancorp, Inc.
m
$ 43,003
2,963 Discover Financial Services 292,863
1,643 Ellington Residential Mortgage
REIT 11,994
2,175 Encore Capital Group, Inc.
m
109,729
6,792 Enterprise Financial Services
Corporation 302,855
10,342 Equitable Holdings, Inc. 262,583
6,477 Federated Hermes, Inc. 259,987
6,134 Fidelity National Information
Services, Inc. 333,260
267 Financial Institutions, Inc. 5,148
378 First Foundation, Inc. 2,816
209 First Mid-Illinois Bancshares, Inc. 5,689
1,441 Fiserv, Inc.
m
162,876
285 Flushing Financial Corporation 4,244
952 FS KKR Capital Corporation 17,612
4,491 Glacier Bancorp, Inc. 188,667
2,900 Golub Capital BDC, Inc. 39,324
727 Great Southern Bancorp, Inc. 36,844
2,007 Hanmi Financial Corporation 37,270
9,712 Heartland Financial USA, Inc. 372,552
765 Hometrust Bancshares, Inc. 18,811
3,779 Hope Bancorp, Inc. 37,110
4,183 Houlihan Lokey, Inc. 365,971
404 Independent Bank Corporation/MI 7,179
713 Interactive Brokers Group, Inc. 58,865
7,210 Intercontinental Exchange, Inc. 751,931
12,600 J.P. Morgan Chase & Company 1,641,906
2,901 Kinsale Capital Group, Inc. 870,735
3,318 M&T Bank Corporation 396,733
44 Marsh & McLennan Companies,
Inc. 7,328
5,166 Mastercard, Inc. 1,877,376
464 Mercury General Corporation 14,727
339 Metropolitan Bank Holding
Corporation
m
11,489
4,509 MGIC Investment Corporation 60,511
1,559 MidWestOne Financial Group, Inc. 38,071
4,891 Morgan Stanley 429,430
90 Mr. Cooper Group, Inc.
m
3,687
5,574 Nasdaq, Inc. 304,731
582 NMI Holdings, Inc.
m
12,996
40 PacWest Bancorp 389
14,295 PayPal Holdings, Inc.
m
1,085,562
148 Peapack-Gladstone Financial
Corporation 4,384
52 PennyMac Financial Services, Inc. 3,100
120 PNC Financial Services Group,
Inc. 15,252
688 Popular, Inc. 39,498
16,212 Radian Group, Inc. 358,285
6,272 Raymond James Financial, Inc. 584,989
4,045 RLI Corporation 537,621
1,606 S&P Global, Inc. 553,701
10,569 Seacoast Banking Corporation of
Florida 250,485
6,756 State Street Corporation 511,362
9,812 Synchrony Financial 285,333
1,051 Synovus Financial Corporation 32,402
1,016 TPG, Inc. 29,799
5,689 Triumph Financial, Inc.
m
330,303
1,175 Truist Financial Corporation 40,068
323 TrustCo Bank Corporation NY 10,317
390 U.S. Bancorp 14,060
307 Visa, Inc. 69,216

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.5%) Value
Financials (2.3%) - continued
6,544 Voya Financial, Inc. $ 467,634
23,927 Wells Fargo & Company 894,391
17,687 Western Alliance Bancorp
h
628,596
13,515 Zions Bancorp NA 404,504
945 Zurich Insurance Group AG 452,843
Total 25,044,603
Health Care (2.1%)
6,866 Abbott Laboratories 695,251
2,415 ACADIA Pharmaceuticals, Inc.
m
45,450
2,210 Agilent Technologies, Inc. 305,731
11,077 Agiliti, Inc.
h,m
177,011
2,313 Align Technology, Inc.
m
772,866
2,186 Alkermes plc
m
61,623
584 AmerisourceBergen Corporation 93,504
935 Amgen, Inc. 226,036
11,440 AstraZeneca plc ADR 794,050
12,941 Avantor, Inc.
m
273,573
1,542 Azenta, Inc.
m
68,804
8,276 Baxter International, Inc. 335,675
1,583 Biogen, Inc.
m
440,122
596 BioMarin Pharmaceutical, Inc.
m
57,955
4,312 Bio-Techne Corporation 319,907
271 Bristol-Myers Squibb Company 18,783
11,933 Centene Corporation
m
754,285
2,249 Cigna Group 574,687
4,087 CVS Health Corporation 303,705
2,647 Danaher Corporation 667,150
2,875 Dexcom, Inc.
m
334,018
6,193 Edwards Lifesciences
Corporation
m
512,347
2,424 Elevance Health, Inc. 1,114,579
500 Enanta Pharmaceuticals, Inc.
m
20,220
8,691 Enovis Corporation
m
464,882
1,181 Evolent Health, Inc.
m
38,324
1,168 FibroGen, Inc.
m
21,795
8,251 Gilead Sciences, Inc. 684,586
5,845 Halozyme Therapeutics, Inc.
m
223,221
1,974 HCA Healthcare, Inc. 520,504
2,253 Hologic, Inc.
m
181,817
31 Illumina, Inc.
m
7,209
2,342 Insmed, Inc.
m
39,931
1,314 Insulet Corporation
m
419,113
1,932 Intuitive Surgical, Inc.
m
493,568
6,941 Ionis Pharmaceuticals, Inc.
m
248,071
7,628 Johnson & Johnson 1,182,340
3,058 Laboratory Corporation of America
Holdings 701,566
4,468 Lantheus Holdings, Inc.
m
368,878
594 LivaNova plc
m
25,887
33,071 Maravai LifeSciences Holdings,
Inc.
m
463,325
624 Medpace Holdings, Inc.
m
117,343
9,634 Medtronic plc 776,693
13,874 Merck & Company, Inc. 1,476,055
774 Mirati Therapeutics, Inc.
m
28,777
229 Moderna, Inc.
m
35,170
1,549 Molina Healthcare, Inc.
m
414,342
1,309 Novo Nordisk AS ADR 208,314
15,139 Pfizer, Inc. 617,671
10,673 Progyny, Inc.
m
342,817
207 RAPT Therapeutics, Inc.
m
3,798
638 Regeneron Pharmaceuticals, Inc.
m
524,226
8,484 Revance Therapeutics, Inc.
m
273,270
1,877 Sarepta Therapeutics, Inc.
m
258,707
Shares Common Stock (15.5%) Value
Health Care (2.1%) - continued
12,942 Stevanato Group SPA $ 335,198
785 Teleflex, Inc. 198,848
1,898 Travere Therapeutics, Inc.
m
42,686
239 UnitedHealth Group, Inc. 112,949
17,610 Viatris, Inc. 169,408
34,694 Viemed Healthcare, Inc.
m
335,144
1,092 Waters Corporation
m
338,116
3,886 Zimmer Biomet Holdings, Inc. 502,071
3,076 Zoetis, Inc. 511,969
Total 22,675,921
Industrials (2.0%)
1,348 3M Company 141,688
6,087 Advanced Drainage Systems, Inc. 512,586
12,896 Air Lease Corporation 507,716
3,662 AMETEK, Inc. 532,198
503 Armstrong World Industries, Inc. 35,834
3,895 ASGN, Inc.
m
322,000
19,908 Badger Infrastructure Solutions,
Ltd. 481,386
9,347 Barnes Group, Inc. 376,497
1,118 Carlisle Companies, Inc. 252,746
191 Caterpillar, Inc. 43,708
9,882 Cimpress plc
m
433,029
1,100 Cintas Corporation 508,948
30,739 CNH Industrial NV 469,385
2,639 Crane Holdings, Company 299,527
28,047 CSX Corporation 839,727
1,918 Curtiss-Wright Corporation 338,067
390 Deere & Company 161,023
12,051 Delta Air Lines, Inc.
m
420,821
3,853 Emerson Electric Company 335,750
1,882 Expeditors International of
Washington, Inc. 207,246
8,075 Fastenal Company 435,566
5,836 Forward Air Corporation 628,887
1,833 FTI Consulting, Inc.
m
361,743
2,070 General Dynamics Corporation 472,395
117 Gorman-Rupp Company 2,925
7,130 Greenbrier Companies, Inc. 229,372
8,327 Helios Technologies, Inc. 544,586
13,225 Howmet Aerospace, Inc. 560,343
251 Hubbell, Inc. 61,071
459 Interface, Inc. 3,727
27,465 Janus International Group, Inc.
m
270,805
6,522 Johnson Controls International plc 392,755
650 Kaman Corporation 14,859
2,346 KBR, Inc. 129,147
1,763 L3Harris Technologies, Inc. 345,971
3,919 Lincoln Electric Holdings, Inc. 662,703
5,478 ManpowerGroup, Inc. 452,099
5,227 Maximus, Inc. 411,365
2,192 Middleby Corporation
m
321,369
7,278 Miller Industries, Inc. 257,277
921 Northrop Grumman Corporation 425,244
2,148 Old Dominion Freight Line, Inc. 732,124
2,755 Parker-Hannifin Corporation 925,983
3,562 Pentair plc 196,872
2,914 Planet Labs PBC
m
11,452
5,145 Quanta Services, Inc. 857,363
5,537 Ritchie Brothers Auctioneers, Inc. 311,678
5,062 Southwest Airlines Company 164,718
11,320 Sun Country Airlines Holdings,
Inc.
m
232,060
4,480 Tennant Company 307,014

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.5%) Value
Industrials (2.0%) - continued
7,518 Timken Company $ 614,371
659 TriNet Group, Inc.
m
53,122
99 TTEC Holdings, Inc. 3,686
19,873 Uber Technologies, Inc.
m
629,974
1,527 Union Pacific Corporation 307,324
4,167 United Parcel Service, Inc. 808,356
3,087 United Rentals, Inc. 1,221,711
Total 21,581,899
Information Technology (2.9%)
2,826 Adobe, Inc.
m
1,089,056
1,906 Adtran Holdings, Inc. 30,229
3,082 Advanced Micro Devices, Inc.
m
302,067
187 Alarm.com Holdings, Inc.
m
9,402
2,571 Amphenol Corporation 210,102
1,382 ANSYS, Inc.
m
459,930
27,829 Apple, Inc. 4,589,002
3,396 Applied Materials, Inc. 417,131
1,995 Autodesk, Inc.
m
415,279
12,669 BigCommerce Holdings, Inc.
m
113,261
2,198 BILL Holdings, Inc.
m
178,346
14,166 Ciena Corporation
m
743,998
35,868 Cisco Systems, Inc. 1,875,000
8,581 Cohu, Inc.
m
329,425
5,328 CommScope Holding Company,
Inc.
m
33,939
19,607 Dropbox, Inc.
m
423,903
5,582 Fortinet, Inc.
m
370,980
5,099 Gen Digital, Inc. 87,499
21,442 Gilat Satellite Networks, Ltd.
m
109,783
6,735 Juniper Networks, Inc. 231,819
205 KLA-Tencor Corporation 81,830
20,331 Knowles Corporation
m
345,627
451 Lam Research Corporation 239,084
1,174 Littelfuse, Inc. 314,738
2,685 Lumentum Holdings, Inc.
m
145,017
7,122 Microchip Technology, Inc. 596,681
20,941 Microsoft Corporation 6,037,290
1,904 NICE, Ltd. ADR
m
435,807
7,064 NVIDIA Corporation 1,962,167
8,036 ON Semiconductor Corporation
m
661,523
212 Paycom Software, Inc.
m
64,450
3,514 Plexus Corporation
m
342,861
11,515 QUALCOMM, Inc. 1,469,084
1,245 Rambus, Inc.
m
63,819
4,621 Salesforce, Inc.
m
923,183
12,757 Samsung Electronics Company,
Ltd. 630,846
1,700 ServiceNow, Inc.
m
790,024
1,279 Skyworks Solutions, Inc. 150,896
3,659 Splunk, Inc.
m
350,825
6,828 Texas Instruments, Inc. 1,270,076
6,862 Trimble, Inc.
m
359,706
51,298 TTM Technologies, Inc.
m
692,010
1,477 Western Digital Corporation
m
55,639
4,675 Wolfspeed, Inc.
m
303,641
3,673 Workiva, Inc.
m
376,152
Total 30,683,127
Materials (0.7%)
331 Albemarle Corporation 73,164
2,934 Allegheny Technologies, Inc.
m
115,776
3,031 AptarGroup, Inc. 358,234
2,027 Ashland, Inc. 208,193
17,015 Axalta Coating Systems, Ltd.
m
515,384
Shares Common Stock (15.5%) Value
Materials (0.7%) - continued
11,450 Ball Corporation $ 631,010
9,618 Carpenter Technology Corporation 430,502
7,459 CF Industries Holdings, Inc. 540,703
225 Crown Holdings, Inc. 18,610
4,460 Eastman Chemical Company 376,156
691 Freeport-McMoRan, Inc. 28,269
7,254 Ingevity Corporation
m
518,806
43,985 Ivanhoe Mines, Ltd.
m
397,378
905 Linde plc 321,673
2,589 LyondellBasell Industries NV 243,081
4,714 Nucor Corporation 728,172
5,840 PPG Industries, Inc. 780,107
2,811 SSR Mining, Inc. 42,502
7,327 Steel Dynamics, Inc. 828,391
3,071 Tronox Holdings plc 44,161
2,799 United States Lime & Minerals, Inc. 427,379
Total 7,627,651
Real Estate (0.5%)
5,518 Agree Realty Corporation 378,590
2,952 Alexandria Real Estate Equities,
Inc. 370,742
1,190 AvalonBay Communities, Inc. 199,991
2,455 Camden Property Trust 257,382
2,959 CBRE Group, Inc.
m
215,445
37,240 Cushman and Wakefield plc
m
392,510
3,256 Digital Realty Trust, Inc. 320,097
265 Equity Residential 15,900
203 Extra Space Storage, Inc. 33,075
32,631 Healthcare Realty Trust, Inc. 630,757
25,110 Host Hotels & Resorts, Inc. 414,064
15,416 Independence Realty Trust, Inc. 247,118
1,638 Kite Realty Group Trust 34,267
944 National Retail Properties, Inc. 41,678
13,525 National Storage Affiliates Trust 565,074
13,485 Pebblebrook Hotel Trust 189,329
2,078 Public Storage, Inc. 627,847
1,250 SBA Communications Corporation 326,338
Total 5,260,204
Utilities (0.5%)
8,547 Alliant Energy Corporation 456,410
2,024 Black Hills Corporation 127,714
14,571 CenterPoint Energy, Inc. 429,262
6,855 Constellation Energy Corporation 538,118
4,473 Duke Energy Corporation 431,510
9,970 Entergy Corporation 1,074,168
3,537 Evergy, Inc. 216,181
22,149 NiSource, Inc. 619,286
2,375 NorthWestern Corporation 137,418
1,137 OGE Energy Corporation 42,819
4,914 Portland General Electric
Company 240,246
6,094 Public Service Enterprise Group,
Inc. 380,570
3,895 Sempra Energy 588,768
3,265 Spire, Inc. 229,007
Total 5,511,477
Total Common Stock
(cost $136,179,133) 166,605,005

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 9.9% ) Value
Unaffiliated  (1.5%)
90,022 Aberdeen Asia-Pacific Income
Fund, Inc. $ 239,459
35,650 AllianceBernstein Global High
Income Fund, Inc. 346,518
42,550 Allspring Income Opportunities
Fund 269,341
16,462 BlackRock Core Bond Trust 178,448
38,685 BlackRock Corporate High Yield
Fund, Inc. 337,333
31,155 BlackRock Credit Allocation
Income Trust 320,585
5,680 BlackRock Debt Strategies Fund,
Inc. 54,017
28,892 BlackRock Enhanced Global
Dividend Trust 286,898
7,900 BlackRock Enhanced International
Dividend Trust 42,660
3,150 BlackRock Floating Rate Income
Strategies Fund, Inc. 36,855
5,466 BlackRock Income Trust, Inc. 68,817
18,318 BlackRock Multi-Sector Income
Trust 267,260
24,550 Blackstone Strategic Credit Fund
h
261,457
34,123 Eaton Vance Limited Duration
Income Fund 336,112
2,410 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 18,822
25,523 First Trust High Income Long/Short
Fund 289,686
10,897 Invesco Dynamic Credit
Opportunities Fund
c
114,494
62,000 iShares Preferred and Income
Securities ETF 1,935,640
2,587 Materials Select Sector SPDR
Fund 208,668
69,550 Nuveen Credit Strategies Income
Fund 355,400
10,350 Nuveen Preferred Income
Opportunities Fund 68,103
16,000 Nuveen Quality Preferred Income
Fund II 103,360
30,982 PGIM Global High Yield Fund, Inc. 339,873
28,708 PGIM High Yield Bond Fund, Inc. 350,238
13,027 Pimco Dynamic Income Fund 234,747
38,549 SPDR Bloomberg High Yield Bond
ETF
h
3,578,118
144,321 SPDR Bloomberg Short Term High
Yield Bond ETF
h
3,584,934
3,117 Tri-Continental Corporation 82,756
12,250 Vanguard Short-Term Corporate
Bond ETF 933,817
13,600 Virtus Convertible & Income Fund 45,696
19,603 Virtus Dividend, Interest &
Premium Strategy Fund 230,531
4,200 Virtus Equity & Convertible Income
Fund 82,530
43,894 Voya Global Equity Dividend &
Premium Opportunity Fund 223,859
63,835 Western Asset High Income
Opportunity Fund, Inc. 243,211
Total 16,070,243
Affiliated  (8.4%)
10,432,639 Thrivent Core Emerging Markets
Debt Fund 79,288,057
Shares
Registered Investment
Companies (9.9%) Value
Affiliated  (8.4%)- continued
1,131,245 Thrivent Core International Equity
Fund $ 10,701,582
Total 89,989,639
Total Registered Investment
Companies (cost $128,123,012) 106,059,882
Shares
Collateral Held for Securities
Loaned ( 1.9% ) Value
20,328,608 Thrivent Cash Management Trust 20,328,608
Total Collateral Held for
Securities Loaned
(cost $20,328,608) 20,328,608
Shares Preferred Stock ( 1.7% ) Value
Communications Services (0.2%)
35,275 AT&T, Inc., 4.750%
i
750,299
17,200 CenterPoint Energy, Inc.,
Convertible, 3.369% 657,040
7,184 Paramount Global, Convertible,
5.750%
h
215,089
15,250 Telephone and Data Systems, Inc.,
6.000%
i
213,653
Total 1,836,081
Consumer Non-Cyclical (0.2%)
18,030 Becton, Dickinson and Company,
Convertible, 6.000% 896,451
7,867 Boston Scientific Corporation,
Convertible, 5.500% 952,222
5,650 CHS, Inc., 6.750%
b,i
141,250
Total 1,989,923
Energy (0.1%)
38,460 Crestwood Equity Partners, LP,
9.250%
i
357,678
6,975 Energy Transfer, LP, 7.600%
b,i
168,655
6,317 Nustar Logistics, LP, 11.526%
b
159,820
1,110 UGI Corporation, Convertible,
7.250% 88,323
Total 774,476
Financials (0.9%)
10,000 Aegon Funding Corporation II,
5.100% 215,900
20,000 Allstate Corporation, 5.100%
i
449,400
28,275 Bank of America Corporation,
4.250%
i
514,039
840 Bank of America Corporation,
Convertible, 7.250%
i
980,918
19,925 Capital One Financial Corporation,
5.000%
i
401,489
21,500 Equitable Holdings, Inc., 5.250%
i
470,635
585 First Horizon Bank, 5.660%
*,b,i
485,550
23,000 J.P. Morgan Chase & Company,
4.200%
h,i
454,710
16,250 J.P. Morgan Chase & Company,
4.750%
i
351,162
12,800 J.P. Morgan Chase & Company,
5.750%
i
318,848
15,950 KeyCorp, 6.200%
b,i
356,164
14,776 KKR & Company, Inc.,
Convertible, 6.000% 937,537
13,050 Morgan Stanley, 4.250%
i
247,298

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.7%) Value
Financials (0.9%) - continued
22,400 Morgan Stanley, 5.850%
b,i
$ 555,072
13,084 Morgan Stanley, 7.125%
b,i
328,408
23,525 Public Storage, 4.125%
i
436,624
5,025 Public Storage, 4.625%
i
105,023
1,275 Public Storage, 4.700%
i
27,502
3,900 Regions Financial Corporation,
5.700%
b,i
83,538
3,500 Synovus Financial Corporation,
5.875%
b,i
75,950
19,200 Truist Financial Corporation,
4.750%
h,i
406,848
13,100 U.S. Bancorp, 4.000%
i
243,660
21,000 Wells Fargo & Company, 4.250%
i
361,200
1,054 Wells Fargo & Company,
Convertible, 7.500%
i
1,239,768
Total 10,047,243
Utilities (0.3%)
10,420 AES Corporation, Convertible,
6.875% 932,694
10,121 American Electric Power
Company, Inc., Convertible,
6.125% 509,592
23,000 CMS Energy Corporation, 4.200%
i
456,550
17,876 NextEra Energy, Inc., Convertible,
6.926% 828,553
1,924 NiSource, Inc., Convertible,
7.750% 200,981
25,600 Southern Company, 4.950% 578,560
Total 3,506,930
Total Preferred Stock
(cost $20,234,695) 18,154,653
Shares or
Principal
Amount Short-Term Investments ( 6.9% ) Value
Federal Home Loan Bank Discount
Notes
600,000 4.550%, 4/5/2023
n,o
599,850
600,000 4.580%, 4/19/2023
n,o
598,799
2,400,000 4.650%, 5/15/2023
n,o
2,387,273
1,700,000 4.720%, 6/21/2023
n,o
1,682,585
Thrivent Core Short-Term Reserve
Fund
6,811,291 5.190% 68,112,904
U.S. Treasury Bills
300,000 4.646%, 5/11/2023
n
298,528
700,000 4.673%, 5/18/2023
n,p
695,905
Total Short-Term Investments
(cost $74,360,906) 74,375,844
Total Investments (cost
$1,152,405,881) 104.5% $1,121,514,438
Other Assets and Liabilities, Net
(4.5%) (48,251,577)
Total Net Assets 100.0% $1,073,262,861
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $207,991,300 or 19.4%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2023.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Defaulted security.  Interest is not being accrued.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Fund as of March 31, 2023 was $485,550 or
0.05% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 31, 2023.
Security
Acquisition
Date Cost
First Horizon Bank, 5.660%,
3/5/2019 6/21/2017 $ 440,212

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 13,734,175
Common Stock 6,217,469
Total lending $19,951,644
Gross amount payable upon return of
collateral for securities loaned $20,328,608
Net amounts due to counterparty $376,964
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,120,881 – 2,874,625 246,256
Capital Goods 6,699,555 – 6,207,210 492,345
Communications Services 10,930,465 – 10,170,549 759,916
Consumer Cyclical 13,224,012 – 13,224,012 –
Consumer Non-Cyclical 9,314,938 – 9,076,559 238,379
Energy 1,767,568 – 1,767,568 –
Financials 5,453,490 – 5,453,490 –
Technology 15,240,602 – 15,240,602 –
Transportation 4,637,214 – 4,637,214 –
Utilities 561,987 – 561,987 –
Long-Term Fixed Income
Asset-Backed Securities 64,019,541 – 64,019,541 –
Basic Materials 11,567,214 – 11,567,214 –
Capital Goods 23,191,391 – 23,191,391 –
Collateralized Mortgage Obligations 40,785,527 – 40,785,527 –
Commercial Mortgage-Backed Securities 6,179,372 – 4,165,472 2,013,900
Communications Services 28,168,864 – 28,168,864 –
Consumer Cyclical 40,028,494 – 40,028,494 –
Consumer Non-Cyclical 33,393,629 – 33,393,629 –
Energy 30,157,927 – 30,157,927 –
Financials 83,448,620 – 83,448,620 –
Foreign Government 197,088 – 197,088 –
Mortgage-Backed Securities 225,830,572 – 225,830,572 –
Technology 23,027,971 – 23,027,971 –
Transportation 9,080,947 – 9,080,947 –
U.S. Government & Agencies 31,607,589 – 31,607,589 –
Utilities 14,354,988 – 14,354,988 –
Common Stock
Communications Services 10,751,532 10,709,090 42,442 –
Consumer Discretionary 19,346,446 19,346,446 – –
Consumer Staples 8,850,622 8,850,622 – –
Energy 9,271,523 9,271,523 – –
Financials 25,044,603 24,591,760 452,843 –
Health Care 22,675,921 22,675,921 – –
Industrials 21,581,899 21,100,513 481,386 –
Information Technology 30,683,127 30,052,281 630,846 –
Materials 7,627,651 7,230,273 397,378 –
Real Estate 5,260,204 5,260,204 – –
Utilities 5,511,477 5,511,477 – –
Preferred Stock
Communications Services 1,836,081 1,179,041 657,040 –
Consumer Non-Cyclical 1,989,923 1,989,923 – –
Energy 774,476 774,476 – –
Financials 10,047,243 9,561,693 485,550 –
Utilities 3,506,930 3,506,930 – –
Registered Investment Companies
Unaffiliated 16,070,243 15,955,749 – 114,494
Short-Term Investments 6,262,940 – 6,262,940 –
Subtotal Investments in Securities $943,083,287 $197,567,922 $741,650,075 $3,865,290
Other Investments  * Total
Affiliated Registered Investment Companies 89,989,639
Affiliated Short-Term Investments 68,112,904
Collateral Held for Securities Loaned 20,328,608
Subtotal Other Investments $178,431,151
Total Investments at Value $1,121,514,438
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,083,211 4,083,211 – –
Total Asset Derivatives $4,083,211 $4,083,211 $– $–
Liability Derivatives
Futures Contracts 280,868 280,868 – –
Call Options Written 587 – – 587
Credit Default Swaps 75,715 – 75,715 –
Total Liability Derivatives $357,170 $280,868 $75,715 $587
The following table presents Diversified Income Plus Fund's futures contracts held as of March 31, 2023. Investments and/or cash totaling
$5,268,507 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 9 June 2023 $ 1,005,491 $ 28,806
CBOT U.S. Long Bond 216 June 2023 27,130,550 1,199,200
CME E-mini S&P 500 Index 67 June 2023 13,250,296 611,167
CME Ultra Long Term U.S. Treasury Bond 225 June 2023 30,472,337 1,280,788
ICE mini MSCI EAFE Index 200 June 2023 20,412,612 552,388
ICE US mini MSCI Emerging Markets Index 58 June 2023 2,799,953 86,997
Ultra 10-Yr. U.S. Treasury Note 33 June 2023 3,865,130 132,511
Total Futures Long Contracts $ 98,936,369 $ 3,891,857
CBOT 5-Yr. U.S. Treasury Note (119) June 2023 ( $ 12,763,368) ( $ 268,062)
CME E-mini Russell 2000 Index (252) June 2023 (23,041,454) 191,354
CME E-mini S&P Mid-Cap 400 Index (12) June 2023 (3,022,834) (12,806)
Total Futures Short Contracts ( $ 38,827,656) ($89,514)
Total Futures Contracts $ 60,108,713 $3,802,343
The following table presents Diversified Income Plus Fund's options contracts held as of March 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (18.65) $ 99.75 April 2023 ( $ 18,273,192) ( $ 587) $ 59,151
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($587) $59,151
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Diversified Income Plus Fund's swaps contracts held as of March 31, 2023. Investments totaling $497,075 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 5,835,000 $ – ( $ 75,715) ( $ 75,715)
Total Credit Default Swaps $– ($75,715) ($75,715)
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $91,053 $1,258 $13,300 $79,288 10,433 7.4%
Core International Equity 23,318 – 14,000 10,702 1,131 1.0
Total Affiliated Registered Investment
Companies 114,371 89,990 8.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 99,203 104,235 135,325 68,113 6,811 6.4
Total Affiliated Short-Term Investments 99,203 68,113 6.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   19,586 71,017 70,274 20,329 20,329 1.9
Total Collateral Held for Securities Loaned 19,586 20,329 1.9
Total Value $233,160 $178,432
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($3,806) $4,083 $– $1,257
Core International Equity (366) 1,750 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 2 (2) – 878
Total Income/Non Income Cash from Affiliated Investments $2,135
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 59
Total Affiliated Income from Securities Loaned, Net $59
Total ($4,170) $5,831 $–

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 68.7% ) Value
Basic Materials (1.8%)
ATI, Inc., Convertible
$ 14,000 3.500%,  6/15/2025 $ 36,281
Cascades, Inc./Cascades USA,
Inc.
40,000 5.125%,  1/15/2026
a
37,597
Chemours Company
60,000 5.750%,  11/15/2028
a
53,564
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 49,500
40,000 4.625%,  3/1/2029
a
36,705
Consolidated Energy Finance SA
113,000 5.625%,  10/15/2028
a
97,203
First Quantum Minerals, Ltd.
104,000 6.875%,  10/15/2027
a
100,259
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,250
Hudbay Minerals, Inc.
45,000 4.500%,  4/1/2026
a
41,556
Mercer International, Inc.
24,000 5.125%,  2/1/2029 20,553
Methanex Corporation
59,000 4.250%,  12/1/2024 57,032
Novelis Corporation
35,000 3.250%,  11/15/2026
a
31,985
20,000 4.750%,  1/30/2030
a
18,376
15,000 3.875%,  8/15/2031
a
12,634
Olin Corporation
76,000 5.125%,  9/15/2027 72,891
25,000 5.625%,  8/1/2029 24,100
Peabody Energy Corporation,
Convertible
13,000 3.250%,  3/1/2028 19,740
SCIL IV, LLC/SCIL USA Holdings,
LLC
48,000 5.375%,  11/1/2026
a
43,850
SK Invictus Intermediate II SARL
50,000 5.000%,  10/30/2029
a
41,512
SPCM SA
50,000 3.375%,  3/15/2030
a
41,246
SunCoke Energy, Inc.
56,000 4.875%,  6/30/2029
a
48,757
Taseko Mines, Ltd.
42,000 7.000%,  2/15/2026
a
38,104
Unifrax Escrow Issuer Corporation
44,000 5.250%,  9/30/2028
a
35,158
United States Steel Corporation
63,000 6.875%,  3/1/2029 63,000
United States Steel Corporation,
Convertible
16,000 5.000%,  11/1/2026 32,528
Total 1,079,381
Capital Goods (4.1%)
Advanced Drainage Systems, Inc.
54,000 6.375%,  6/15/2030
a
52,911
AECOM
115,000 5.125%,  3/15/2027 113,916
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
63,212
15,000 4.625%,  5/15/2030
a
13,477
ARD Finance SA
20,000 6.500%,  6/30/2027
a
15,298
Principal
Amount Long-Term Fixed Income (68.7%) Value
Capital Goods (4.1%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 50,000 5.250%,  8/15/2027
a
$ 39,422
37,000 5.250%,  8/15/2027
a
29,172
Bombardier, Inc.
46,000 7.125%,  6/15/2026
a
46,166
48,000 7.875%,  4/15/2027
a
48,592
70,000 6.000%,  2/15/2028
a
68,163
Builders FirstSource, Inc.
25,000 5.000%,  3/1/2030
a
23,150
Canpack SA/Canpack US, LLC
95,000 3.125%,  11/1/2025
a
86,334
Chart Industries, Inc.
53,000 7.500%,  1/1/2030
a
54,761
Chart Industries, Inc., Convertible
11,000 1.000%,  11/15/2024 23,721
Clean Harbors, Inc.
35,000 6.375%,  2/1/2031
a
35,709
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,700
17,000 8.750%,  4/15/2030
a
15,449
Cornerstone Building Brands, Inc.
43,000 6.125%,  1/15/2029
a
30,698
Covanta Holding Corporation
40,000 4.875%,  12/1/2029
a
35,590
CP Atlas Buyer, Inc.
40,000 7.000%,  12/1/2028
a,b
29,704
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 52,834
GFL Environmental, Inc.
62,000 4.000%,  8/1/2028
a
56,331
74,000 3.500%,  9/1/2028
a
66,970
Greenbrier Companies, Inc.,
Convertible
23,000 2.875%,  4/15/2028 19,515
H&E Equipment Services, Inc.
114,000 3.875%,  12/15/2028
a
99,902
Herc Holdings, Inc.
45,000 5.500%,  7/15/2027
a
43,425
Howmet Aerospace, Inc.
130,000 3.000%,  1/15/2029 115,258
JELD-WEN, Inc.
17,000 4.625%,  12/15/2025
a
15,767
Kaman Corporation, Convertible
9,000 3.250%,  5/1/2024 8,487
KBR, Inc., Convertible
27,000 2.500%,  11/1/2023 58,630
Mauser Packaging Solutions
Holding Company
70,000 9.250%,  4/15/2027
a
64,679
MIWD Holdco II, LLC
64,000 5.500%,  2/1/2030
a
54,080
Mueller Water Products, Inc.
32,000 4.000%,  6/15/2029
a
28,585
Nesco Holdings II, Inc.
60,000 5.500%,  4/15/2029
a
54,281
New Enterprise Stone and Lime
Company, Inc.
89,000 5.250%,  7/15/2028
a
78,667
OI European Group BV
85,000 4.750%,  2/15/2030
a
77,775

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.7%) Value
Capital Goods (4.1%) - continued
Owens-Brockway Glass Container,
Inc.
$ 20,000 5.875%,  8/15/2023
a
$ 19,952
Pactiv Evergreen Group
40,000 4.375%,  10/15/2028
a
34,967
Patrick Industries, Inc., Convertible
20,000 1.750%,  12/1/2028 18,060
PGT Innovations, Inc.
50,000 4.375%,  10/1/2029
a
45,182
Sealed Air Corporation
44,000 6.125%,  2/1/2028
a
44,491
Silgan Holdings, Inc.
22,000 4.125%,  2/1/2028 20,706
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
a
98,569
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
a
25,125
TransDigm, Inc.
25,000 6.250%,  3/15/2026
a
25,023
205,000 5.500%,  11/15/2027 193,297
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 66,938
30,000 4.000%,  7/15/2030 26,956
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
13,795
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
a
102,680
Total 2,464,072
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
13,666
3.615%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
12,116
Residential Accredit Loans, Inc.
Trust
41,713
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 32,220
Total 44,336
Communications Services (4.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
45,000 10.500%,  2/15/2028
a
24,637
Altice Financing SA
15,000 5.750%,  8/15/2029
a
11,925
Altice France SA/France
29,000 5.125%,  7/15/2029
a
21,822
125,000 5.500%,  10/15/2029
a
95,582
AMC Networks, Inc.
20,000 5.000%,  4/1/2024 19,727
69,000 4.250%,  2/15/2029 42,422
Cable One, Inc., Convertible
33,000 1.125%,  3/15/2028 24,123
CCO Holdings, LLC/CCO Holdings
Capital Corporation
32,000 5.500%,  5/1/2026
a
31,120
10,000 5.125%,  5/1/2027
a
9,450
89,000 6.375%,  9/1/2029
a
84,995
30,000 4.750%,  3/1/2030
a
25,992
23,000 4.250%,  2/1/2031
a
18,806
147,000 4.750%,  2/1/2032
a
123,458
55,000 4.250%,  1/15/2034
a
43,017
Principal
Amount Long-Term Fixed Income (68.7%) Value
Communications Services (4.4%) - continued
Cengage Learning, Inc.
$ 41,000 9.500%,  6/15/2024
a
$ 39,641
Clear Channel Worldwide
Holdings, Inc.
50,000 5.125%,  8/15/2027
a
44,875
Connect Finco SARL/Connect US
Finco, LLC
27,000 6.750%,  10/1/2026
a
25,380
Consolidated Communications,
Inc.
50,000 5.000%,  10/1/2028
a
33,964
CSC Holdings, LLC
110,000 5.375%,  2/1/2028
a
90,119
41,000 6.500%,  2/1/2029
a
34,051
61,000 4.125%,  12/1/2030
a
43,810
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
65,000 5.875%,  8/15/2027
a
58,870
DISH DBS Corporation
20,000 5.875%,  11/15/2024 17,833
21,000 5.250%,  12/1/2026
a
16,756
21,000 7.375%,  7/1/2028 11,984
58,000 5.750%,  12/1/2028
a
43,282
31,000 5.125%,  6/1/2029 16,507
DISH Network Corporation
12,000 11.750%,  11/15/2027
a
11,640
Frontier Communications
Holdings, LLC
57,000 5.875%,  10/15/2027
a
51,819
24,000 6.750%,  5/1/2029
a
19,020
16,000 8.750%,  5/15/2030
a
15,936
GCI, LLC
75,000 4.750%,  10/15/2028
a
64,705
Gray Escrow II, Inc.
105,000 5.375%,  11/15/2031
a
69,720
Gray Television, Inc.
50,000 4.750%,  10/15/2030
a
33,184
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 18,937
Iliad Holding SASU
73,000 6.500%,  10/15/2026
a
69,570
LCPR Senior Secured Financing
DAC
40,000 6.750%,  10/15/2027
a
37,780
Level 3 Financing, Inc.
28,000 10.500%,  5/15/2030
a
26,740
50,000 4.625%,  9/15/2027
a
30,062
70,000 4.250%,  7/1/2028
a
39,494
Netflix, Inc.
40,000 4.875%,  4/15/2028 39,800
News Corporation
51,000 3.875%,  5/15/2029
a
45,326
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
22,000 6.250%,  6/15/2025
a
21,890
Paramount Global
75,000 6.375%,  3/30/2062
c
59,438
Playtika Holding Corporation
50,000 4.250%,  3/15/2029
a
41,625
Radiate Holdco, LLC/Radiate
Finance, Inc.
35,000 6.500%,  9/15/2028
a
14,350

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.7%) Value
Communications Services (4.4%) - continued
Rogers Communications, Inc.
$ 80,000 5.250%,  3/15/2082
a,c
$ 70,200
Sirius XM Radio, Inc.
85,000 5.000%,  8/1/2027
a
79,578
25,000 4.000%,  7/15/2028
a
21,474
30,000 4.125%,  7/1/2030
a
24,525
Sprint Capital Corporation
83,000 6.875%,  11/15/2028 89,186
56,000 8.750%,  3/15/2032 68,180
TEGNA, Inc.
88,000 4.625%,  3/15/2028 76,780
Telecom Italia Capital SA
17,000 6.000%,  9/30/2034 14,578
Telecom Italia SPA
23,000 5.303%,  5/30/2024
a
22,540
Telesat Canada/Telesat, LLC
20,000 4.875%,  6/1/2027
a
10,361
10,000 6.500%,  10/15/2027
a
3,100
United States Cellular Corporation
35,000 6.700%,  12/15/2033 30,450
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
76,000 4.750%,  4/15/2028
a
58,743
Univision Communications, Inc.
95,000 6.625%,  6/1/2027
a
90,079
Viasat, Inc.
25,000 6.500%,  7/15/2028
a
18,468
Vodafone Group plc
88,000 7.000%,  4/4/2079
c
87,601
VTR Finance NV
40,000 6.375%,  7/15/2028
a
16,100
VZ Secured Financing BV
50,000 5.000%,  1/15/2032
a
40,786
WMG Acquisition Corporation
10,000 3.750%,  12/1/2029
a
8,856
14,000 3.875%,  7/15/2030
a
12,292
38,000 3.000%,  2/15/2031
a
31,769
YPSO Finance BIS SA
25,000 10.500%,  5/15/2027
a
19,125
Total 2,659,955
Consumer Cyclical (6.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
105,000 4.375%,  1/15/2028
a
96,931
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
25,000 6.625%,  7/15/2026
a
24,025
35,000 6.000%,  6/1/2029
a
26,126
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
85,000 4.625%,  6/1/2028
a
71,931
30,000 4.625%,  6/1/2028
a
25,181
Allison Transmission, Inc.
60,000 4.750%,  10/1/2027
a
56,681
20,000 3.750%,  1/30/2031
a
17,064
American Axle & Manufacturing,
Inc.
107,000 6.500%,  4/1/2027
b
98,440
Arko Corporation
32,000 5.125%,  11/15/2029
a
26,486
Principal
Amount Long-Term Fixed Income (68.7%) Value
Consumer Cyclical (6.3%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 30,000 4.625%,  8/1/2029
a
$ 24,300
28,000 4.625%,  4/1/2030
a
23,054
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 4,525
Booking Holdings, Inc.,
Convertible
7,000 0.750%,  5/1/2025 10,482
Boyd Gaming Corporation
50,000 4.750%,  6/15/2031
a
45,410
Boyne USA, Inc.
40,000 4.750%,  5/15/2029
a
35,711
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
34,000 6.250%,  9/15/2027
a
29,885
Burlington Stores, Inc., Convertible
33,000 2.250%,  4/15/2025 37,888
Caesars Entertainment, Inc.
71,000 6.250%,  7/1/2025
a
71,003
22,000 8.125%,  7/1/2027
a
22,440
70,000 4.625%,  10/15/2029
a
61,215
Carnival Corporation
37,000 10.500%,  2/1/2026
a
38,551
55,000 7.625%,  3/1/2026
a
50,187
85,000 5.750%,  3/1/2027
a
69,728
Cedar Fair, LP
62,000 5.250%,  7/15/2029 57,803
Churchill Downs, Inc.
25,000 4.750%,  1/15/2028
a
23,411
Cinemark USA, Inc.
81,000 5.875%,  3/15/2026
a,b
76,402
Clarios Global, LP/Clarios US
Finance Company
15,000 8.500%,  5/15/2027
a
15,056
Cracker Barrel Old Country Store,
Inc., Convertible
13,000 0.625%,  6/15/2026 11,667
Dana, Inc.
55,000 5.625%,  6/15/2028 51,651
Expedia Group, Inc., Convertible
38,000 Zero Coupon,  2/15/2026 34,020
Ford Motor Company
88,000 3.250%,  2/12/2032 69,164
52,000 6.100%,  8/19/2032 50,391
Ford Motor Company, Convertible
53,000 Zero Coupon,  3/15/2026 52,947
Ford Motor Credit Company, LLC
139,000 2.300%,  2/10/2025 128,822
75,000 4.134%,  8/4/2025 71,345
85,000 2.700%,  8/10/2026 75,649
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
a
35,986
FTI Consulting, Inc., Convertible
25,000 2.000%,  8/15/2023 48,687
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
c,d
43,032
Goodyear Tire & Rubber Company
40,000 5.000%,  7/15/2029 35,736
20,000 5.250%,  7/15/2031 17,275

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.7%) Value
Consumer Cyclical (6.3%) - continued
Guitar Center Escrow Issuer II, Inc.
$ 15,000 8.500%,  1/15/2026
a
$ 13,162
Hanesbrands, Inc.
43,000 4.875%,  5/15/2026
a
40,743
Hilton Domestic Operating
Company, Inc.
30,000 4.875%,  1/15/2030 28,736
23,000 3.625%,  2/15/2032
a
19,406
Hilton Grand Vacations Borrower
Escrow, LLC
37,000 5.000%,  6/1/2029
a
32,863
Hilton Worldwide Finance, LLC
70,000 4.875%,  4/1/2027 69,049
International Game Technology plc
81,000 5.250%,  1/15/2029
a
77,558
Jacobs Entertainment, Inc.
32,000 6.750%,  2/15/2029
a
27,958
KB Home
45,000 4.800%,  11/15/2029 41,175
L Brands, Inc.
96,000 6.625%,  10/1/2030
a
93,588
10,000 6.875%,  11/1/2035 9,015
Macy's Retail Holdings, LLC
70,000 5.875%,  4/1/2029
a
64,749
Marriott Vacations Worldwide
Corporation, Convertible
27,000 Zero Coupon,  1/15/2026 26,136
19,000 3.250%,  12/15/2027
a
18,525
Mattamy Group Corporation
47,000 5.250%,  12/15/2027
a
44,239
MGM Resorts International
110,000 5.500%,  4/15/2027 106,714
Michaels Companies, Inc.
40,000 5.250%,  5/1/2028
a
33,338
NCL Corporation, Ltd.
21,000 3.625%,  12/15/2024
a
19,530
16,000 5.875%,  3/15/2026
a
13,617
61,000 5.875%,  2/15/2027
a
56,883
Nissan Motor Company, Ltd.
18,000 3.522%,  9/17/2025
a
17,053
19,000 4.345%,  9/17/2027
a
17,926
24,000 4.810%,  9/17/2030
a
21,732
PENN Entertainment, Inc.
55,000 4.125%,  7/1/2029
a
45,863
PetSmart, Inc./PetSmart Finance
Corporation
65,000 4.750%,  2/15/2028
a
61,019
72,000 7.750%,  2/15/2029
a
70,676
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
101,000 5.750%,  4/15/2026
a
100,243
44,000 6.250%,  1/15/2028
a
41,140
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
55,000 5.750%,  1/15/2029
a
41,165
Royal Caribbean Cruises, Ltd.
24,000 11.500%,  6/1/2025
a
25,591
86,000 4.250%,  7/1/2026
a
77,185
57,000 9.250%,  1/15/2029
a
60,563
Scientific Games International, Inc.
65,000 7.250%,  11/15/2029
a
65,125
5,000 6.625%,  3/1/2030
a
4,418
Principal
Amount Long-Term Fixed Income (68.7%) Value
Consumer Cyclical (6.3%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 24,000 5.250%,  8/15/2029
a
$ 21,663
Six Flags Theme Parks, Inc.
18,000 7.000%,  7/1/2025
a
18,186
Staples, Inc.
47,000 7.500%,  4/15/2026
a
41,178
49,000 10.750%,  4/15/2027
a
35,525
Station Casinos, LLC
39,000 4.625%,  12/1/2031
a,b
32,936
Travel + Leisure Company
24,000 6.625%,  7/31/2026
a
24,093
Tripadvisor, Inc.
12,000 7.000%,  7/15/2025
a
12,026
Uber Technologies, Inc.
35,000 6.250%,  1/15/2028
a,b
34,913
Uber Technologies, Inc.,
Convertible
33,000 Zero Coupon,  12/15/2025 29,033
Vail Resorts, Inc., Convertible
34,000 Zero Coupon,  1/1/2026 30,366
Viking Cruises, Ltd.
20,000 5.875%,  9/15/2027
a
17,222
Wabash National Corporation
51,000 4.500%,  10/15/2028
a
44,215
Wyndham Hotels & Resorts, Inc.
30,000 4.375%,  8/15/2028
a
27,637
Yum! Brands, Inc.
75,000 4.750%,  1/15/2030
a
71,654
Total 3,793,618
Consumer Non-Cyclical (4.0%)
1375209 B.C., Ltd.
38,000 9.000%,  1/30/2028
a
37,677
Albertsons Companies, Inc./
Safeway, Inc.
75,000 4.625%,  1/15/2027
a
72,531
69,000 3.500%,  3/15/2029
a
60,037
Aramark Services, Inc.
79,000 5.000%,  2/1/2028
a
74,771
Avantor Funding, Inc.
48,000 4.625%,  7/15/2028
a
45,480
B&G Foods, Inc.
24,000 5.250%,  9/15/2027 20,580
Bausch Health Companies, Inc.
23,000 5.500%,  11/1/2025
a,b
18,909
68,000 11.000%,  9/30/2028
a
50,037
BellRing Brands, Inc.
32,000 7.000%,  3/15/2030
a
32,415
BioMarin Pharmaceutical, Inc.,
Convertible
37,000 1.250%,  5/15/2027
b
38,591
Central Garden & Pet Company
65,000 4.125%,  10/15/2030 57,434
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
8,902
Chobani, LLC/Chobani Finance
Corporation, Inc.
60,000 4.625%,  11/15/2028
a
54,675
CHS/Community Health Systems,
Inc.
19,000 8.000%,  12/15/2027
a
18,408
40,000 6.000%,  1/15/2029
a
33,835

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.7%) Value
Consumer Non-Cyclical (4.0%) - continued
Coty, Inc.
$ 55,000 5.000%,  4/15/2026
a
$ 53,066
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
64,000 4.750%,  1/15/2029
a
59,759
Edgewell Personal Care Company
45,000 5.500%,  6/1/2028
a
43,111
Embecta Corporation
20,000 6.750%,  2/15/2030
a
18,200
Encompass Health Corporation
100,000 4.500%,  2/1/2028 93,209
Energizer Holdings, Inc.
15,000 4.750%,  6/15/2028
a
13,499
40,000 4.375%,  3/31/2029
a
35,150
HLF Financing SARL, LLC/
Herbalife International, Inc.
117,000 4.875%,  6/1/2029
a
88,920
Integer Holdings Corporation,
Convertible
35,000 2.125%,  2/15/2028
a
38,098
Ionis Pharmaceuticals, Inc.,
Convertible
20,000 0.125%,  12/15/2024 18,404
18,000 Zero Coupon,  4/1/2026 16,335
Jazz Investments I, Ltd.,
Convertible
36,000 2.000%,  6/15/2026 39,870
Jazz Securities DAC
31,000 4.375%,  1/15/2029
a
28,520
Mattel, Inc.
85,000 3.375%,  4/1/2026
a
80,014
Mozart Debt Merger Sub, Inc.
41,000 3.875%,  4/1/2029
a
35,568
41,000 5.250%,  10/1/2029
a
35,572
Organon & Company/Organon
Foreign Debt Co-Issuer BV
58,000 4.125%,  4/30/2028
a
53,018
Owens & Minor, Inc.
42,000 6.625%,  4/1/2030
a
36,068
Performance Food Group, Inc.
36,000 4.250%,  8/1/2029
a
32,327
Perrigo Finance Unlimited
Company
93,000 4.375%,  3/15/2026 89,022
Post Holdings, Inc.
33,000 5.625%,  1/15/2028
a
32,340
20,000 5.500%,  12/15/2029
a
18,847
46,000 4.500%,  9/15/2031
a
40,485
Post Holdings, Inc., Convertible
32,000 2.500%,  8/15/2027
a
33,446
Scotts Miracle-Gro Company
37,000 4.500%,  10/15/2029 31,813
SEG Holding, LLC
100,000 5.625%,  10/15/2028
a
94,741
Simmons Foods, Inc.
78,000 4.625%,  3/1/2029
a
63,385
Spectrum Brands, Inc.
45,000 5.000%,  10/1/2029
a
39,054
10,000 5.500%,  7/15/2030
a
8,799
Syneos Health, Inc.
50,000 3.625%,  1/15/2029
a
41,095
Principal
Amount Long-Term Fixed Income (68.7%) Value
Consumer Non-Cyclical (4.0%) - continued
Teleflex, Inc.
$ 61,000 4.250%,  6/1/2028
a
$ 58,006
Tenet Healthcare Corporation
12,000 4.625%,  7/15/2024 11,837
123,000 5.125%,  11/1/2027 118,086
62,000 6.125%,  10/1/2028 59,422
Teva Pharmaceutical Finance
Netherlands III BV
118,000 3.150%,  10/1/2026 106,790
Topgolf Callaway Brands
Corporation, Convertible
10,000 2.750%,  5/1/2026 13,660
TreeHouse Foods, Inc.
67,000 4.000%,  9/1/2028 59,221
United Natural Foods, Inc.
24,000 6.750%,  10/15/2028
a
22,306
Winnebago Industries, Inc.,
Convertible
17,000 1.500%,  4/1/2025 18,692
Total 2,404,037
Energy (5.9%)
Antero Resources Corporation
45,000 5.375%,  3/1/2030
a
41,861
Archrock Partners, LP/Archrock
Partners Finance Corporation
65,000 6.250%,  4/1/2028
a
62,400
BP Capital Markets plc
314,000 4.875%,  3/22/2030
c,d
285,347
Buckeye Partners, LP
65,000 3.950%,  12/1/2026 58,813
Callon Petroleum Company
45,000 8.250%,  7/15/2025 44,685
26,000 7.500%,  6/15/2030
a
24,440
Cheniere Energy Partners, LP
30,000 4.500%,  10/1/2029 27,870
18,000 3.250%,  1/31/2032 14,870
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 19,011
Chesapeake Energy Corporation
87,000 6.750%,  4/15/2029
a
86,370
Chord Energy Corporation
45,000 6.375%,  6/1/2026
a
44,571
CNX Resources Corporation
40,000 6.000%,  1/15/2029
a
37,400
CNX Resources Corporation,
Convertible
25,000 2.250%,  5/1/2026 34,687
Comstock Resources, Inc.
20,000 6.750%,  3/1/2029
a
18,301
30,000 5.875%,  1/15/2030
a
25,774
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
41,000 5.500%,  6/15/2031
a
36,853
CrownRock, LP/CrownRock
Finance, Inc.
59,000 5.625%,  10/15/2025
a
57,823
DT Midstream, Inc.
80,000 4.125%,  6/15/2029
a
70,136
10,000 4.375%,  6/15/2031
a
8,712
Enbridge, Inc.
250,000 7.375%,  1/15/2083
c
239,007
115,000 7.625%,  1/15/2083
c
112,181

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.7%) Value
Energy (5.9%) - continued
$ 52,000 5.750%,  7/15/2080
c
$ 46,264
Endeavor Energy Resources, LP/
EER Finance, Inc.
45,000 5.750%,  1/30/2028
a
44,662
Enerflex, Ltd.
32,000 9.000%,  10/15/2027
a
31,120
Energy Transfer, LP
135,000 6.750%,  5/15/2025
c,d
118,814
EnLink Midstream Partners, LP
65,000 4.850%,  7/15/2026 62,562
EnLink Midstream, LLC
22,000 6.500%,  9/1/2030
a
22,247
Enterprise Products Operating,
LLC
37,000
7.858%,  (LIBOR 3M +
2.986%), 8/16/2077
c
34,710
EQM Midstream Partners, LP
41,000 4.750%,  1/15/2031
a
34,030
EQT Corporation, Convertible
14,000 1.750%,  5/1/2026 30,834
Ferrellgas, LP/Ferrellgas Finance
Corporation
39,000 5.375%,  4/1/2026
a
36,514
Genesis Energy LP/Genesis
Energy Finance Corporation
31,000 8.875%,  4/15/2030 31,387
Harvest Midstream, LP
92,000 7.500%,  9/1/2028
a
91,753
Hess Midstream Operations, LP
40,000 5.625%,  2/15/2026
a
39,596
29,000 5.500%,  10/15/2030
a
26,966
Hilcorp Energy I, LP/Hilcorp
Finance Company
40,000 5.750%,  2/1/2029
a
36,822
51,000 6.250%,  4/15/2032
a
47,175
Holly Energy Partners, LP/Holly
Energy Finance Corporation
36,000 6.375%,  4/15/2027
a
35,600
Howard Midstream Energy
Partners, LLC
54,000 6.750%,  1/15/2027
a
50,920
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
46,438
Laredo Petroleum, Inc.
110,000 7.750%,  7/31/2029
a
91,758
MEG Energy Corporation
54,000 7.125%,  2/1/2027
a
55,085
Murphy Oil Corporation
40,000 5.875%,  12/1/2027 38,957
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
a
81,069
NuStar Logistics, LP
50,000 5.750%,  10/1/2025 48,627
Occidental Petroleum Corporation
40,000 8.500%,  7/15/2027 44,000
20,000 6.450%,  9/15/2036 21,029
Permian Resources Operating,
LLC, Convertible
6,000 3.250%,  4/1/2028 11,073
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 14,945
Principal
Amount Long-Term Fixed Income (68.7%) Value
Energy (5.9%) - continued
Plains All American Pipeline, LP
$ 60,000
8.974%,  (LIBOR 3M +
4.110%), 5/4/2023
c,d
$ 53,114
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
45,375
Range Resources Corporation
46,000 4.750%,  2/15/2030
a
41,930
SM Energy Company
53,000 6.625%,  1/15/2027 50,915
20,000 6.500%,  7/15/2028 19,085
Southwestern Energy Company
25,000 5.375%,  2/1/2029 23,562
55,000 5.375%,  3/15/2030 51,708
25,000 4.750%,  2/1/2032 22,075
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
29,000 5.875%,  3/1/2027 28,133
25,000 5.000%,  6/1/2031
a
21,844
Sunoco, LP/Sunoco Finance
Corporation
10,000 5.875%,  3/15/2028 9,600
35,000 4.500%,  4/30/2030 31,653
Teine Energy, Ltd.
30,000 6.875%,  4/15/2029
a
27,450
TransCanada Trust
100,000 5.600%,  3/7/2082
c
83,649
165,000 5.300%,  3/15/2077
c
137,775
Transocean, Inc.
45,000 11.500%,  1/30/2027
a
46,476
USA Compression Partners, LP/
USA Compression Finance
Corporation
55,000 6.875%,  4/1/2026 53,457
Venture Global Calcasieu Pass,
LLC
80,000 3.875%,  8/15/2029
a
72,160
21,000 6.250%,  1/15/2030
a
21,158
25,000 4.125%,  8/15/2031
a
21,965
Weatherford International, Ltd.
51,000 8.625%,  4/30/2030
a
52,176
Total 3,541,329
Financials (18.8%)
AerCap Holdings NV
90,000 5.875%,  10/10/2079
c
81,962
Air Lease Corporation
218,000 4.650%,  6/15/2026
c,d
181,041
Aircastle, Ltd.
135,000 5.250%,  6/15/2026
a,c,d
98,496
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
26,000 6.750%,  10/15/2027
a
24,115
Ally Financial, Inc.
226,000 4.700%,  5/15/2026
c,d
162,155
9,000 6.700%,  2/14/2033 7,995
American Express Company
110,000 3.550%,  9/15/2026
c,d
92,972
AmWINS Group, Inc.
34,000 4.875%,  6/30/2029
a
30,090
Ares Capital Corporation,
Convertible
11,000 4.625%,  3/1/2024 11,076

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.7%) Value
Financials (18.8%) - continued
BAC Capital Trust XIV
$ 90,000
5.266%,  (LIBOR 3M +
0.400%), 4/19/2023
c,d
$ 67,213
Banco Santander SA
120,000 4.750%,  11/12/2026
c,d
93,150
Bank of America Corporation
284,000 6.250%,  9/5/2024
c,d
277,255
110,000 6.100%,  3/17/2025
c,d
107,836
60,000 6.300%,  3/10/2026
c,d
59,925
240,000 4.375%,  1/27/2027
c,d
204,033
350,000 6.125%,  4/27/2027
c,d
344,312
Bank of New York Mellon
Corporation
142,000 4.700%,  9/20/2025
c,d
134,370
Bank of Nova Scotia
254,000 4.900%,  6/4/2025
c,d
231,140
Barclays plc
75,000 4.375%,  3/15/2028
c,d
51,271
Blackstone Mortgage Trust, Inc.,
Convertible
3,000 5.500%,  3/15/2027 2,372
BNP Paribas SA
140,000 7.750%,  8/16/2029
a,c,d
134,008
Capital One Financial Corporation
50,000 3.950%,  9/1/2026
c,d
37,437
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
c,d
180,973
176,000 4.000%,  6/1/2026
c,d
143,488
140,000 5.000%,  6/1/2027
c,d
118,650
160,000 4.000%,  12/1/2030
c,d
126,000
Citigroup, Inc.
100,000
8.870%,  (LIBOR 3M +
4.068%), 7/30/2023
c,d
99,250
60,000 5.000%,  9/12/2024
c,d
56,100
200,000 5.950%,  5/15/2025
c,d
186,389
210,000 4.000%,  12/10/2025
c,d
185,587
255,000 3.875%,  2/18/2026
c,d
215,347
140,000 4.150%,  11/15/2026
c,d
114,450
56,000 7.375%,  5/15/2028
c,d
55,113
Citizens Financial Group, Inc.
110,000 4.000%,  10/6/2026
c,d
83,875
Coinbase Global, Inc.
16,000 3.625%,  10/1/2031
a
8,960
Coinbase Global, Inc., Convertible
63,000 0.500%,  6/1/2026 40,311
Comerica, Inc.
22,000 5.625%,  7/1/2025
c,d
18,443
Corebridge Financial, Inc.
87,000 6.875%,  12/15/2052
a,c
77,556
Credit Acceptance Corporation
65,000 5.125%,  12/31/2024
a
61,781
Credit Agricole SA
52,000 6.875%,  9/23/2024
a,c,d
48,377
44,000 8.125%,  12/23/2025
a,c,d
42,393
Credit Suisse Group AG
55,000 7.500%,  12/11/2023
a,c,d,e
2,200
55,000 7.250%,  9/12/2025
a,c,d,e
2,200
112,000 3.091%,  5/14/2032
a,c
90,045
Dai-ichi Life Insurance Company,
Ltd.
275,000 5.100%,  10/28/2024
a,c,d
267,434
Deutsche Bank AG
275,000 6.000%,  10/30/2025
c,d
203,283
Principal
Amount Long-Term Fixed Income (68.7%) Value
Financials (18.8%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 100,000 3.875%,  2/15/2026
a
$ 88,507
Encore Capital Group, Inc.,
Convertible
3,000 40.000%,  3/15/2029
a
2,997
Fifth Third Bancorp
105,000 4.500%,  9/30/2025
c,d
91,049
Fortress Transportation and
Infrastructure Investors, LLC
32,000 6.500%,  10/1/2025
a
32,021
35,000 9.750%,  8/1/2027
a
36,928
Genworth Mortgage Holdings, Inc.
31,000 6.500%,  8/15/2025
a
30,225
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
110,000 3.750%,  12/15/2027
a
87,034
goeasy, Ltd.
16,000 5.375%,  12/1/2024
a
15,092
Goldman Sachs Group, Inc.
130,000 5.500%,  8/10/2024
b,c,d
125,420
140,000 4.400%,  2/10/2025
c,d
120,194
145,000 3.650%,  8/10/2026
c,d
118,356
130,000 4.125%,  11/10/2026
c,d
107,738
Hartford Financial Services Group,
Inc.
120,000
6.989%,  (LIBOR 3M +
2.125%), 2/12/2047
a,c
96,759
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
4,000 Zero Coupon,  5/1/2025
a
3,745
HSBC Holdings plc
46,000 6.375%,  3/30/2025
c,d
42,272
110,000 4.600%,  12/17/2030
c,d
82,151
HUB International, Ltd.
54,000 5.625%,  12/1/2029
a
47,049
Huntington Bancshares, Inc.
130,000 4.450%,  10/15/2027
c,d
108,063
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
83,000 4.750%,  9/15/2024 80,959
40,000 6.375%,  12/15/2025 39,288
12,000 5.250%,  5/15/2027 11,260
J.P. Morgan Chase & Company
115,000 5.150%,  8/1/2023
b,c,d
112,701
50,000 6.000%,  8/1/2023
c,d
48,938
470,000 5.000%,  8/1/2024
c,d
451,247
150,000 4.600%,  2/1/2025
c,d
139,500
100,000 3.650%,  6/1/2026
c,d
87,500
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
16,000 5.000%,  8/15/2028
a
13,545
Lincoln National Corporation
100,000
7.234%,  (LIBOR 3M +
2.358%), 5/17/2023
c
65,250
Lloyds Banking Group plc
85,000 8.000%,  9/27/2029
c,d
78,306
LPL Holdings, Inc.
45,000 4.000%,  3/15/2029
a
40,500
M&T Bank Corporation
229,000 3.500%,  9/1/2026
c,d
161,215
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
123,347

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.7%) Value
Financials (18.8%) - continued
$ 200,000 5.875%,  3/15/2028
c,d
$ 186,248
116,000 6.400%,  12/15/2036 112,246
Molina Healthcare, Inc.
41,000 4.375%,  6/15/2028
a
38,142
MPT Operating Partnership, LP/
MPT Finance Corporation
47,000 4.625%,  8/1/2029 34,721
Nationstar Mortgage Holdings,
Inc.
41,000 6.000%,  1/15/2027
a
37,208
NatWest Group plc
110,000 4.600%,  6/28/2031
c,d
77,424
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
73,000 4.500%,  9/30/2028
a
54,587
Nippon Life Insurance Company
205,000 2.900%,  9/16/2051
a,c
163,421
260,000 5.100%,  10/16/2044
a,c
250,189
129,000 3.400%,  1/23/2050
a,c
109,510
Office Properties Income Trust
16,000 4.250%,  5/15/2024 14,917
OneMain Finance Corporation
80,000 6.875%,  3/15/2025 77,520
41,000 3.875%,  9/15/2028 32,493
Park Intermediate Holdings, LLC
21,000 4.875%,  5/15/2029
a
18,066
Pebblebrook Hotel Trust,
Convertible
45,000 1.750%,  12/15/2026 38,092
PNC Financial Services Group,
Inc.
110,000 3.400%,  9/15/2026
c,d
87,232
116,000 6.200%,  9/15/2027
c,d
109,139
112,000 6.250%,  3/15/2030
c,d
104,160
PRA Group, Inc.
30,000 7.375%,  9/1/2025
a
29,843
19,000 8.375%,  2/1/2028
a
19,002
PRA Group, Inc., Convertible
8,000 3.500%,  6/1/2023 7,920
Provident Financing Trust I
30,000 7.405%,  3/15/2038 29,700
Prudential Financial, Inc.
84,000 6.750%,  3/1/2053
c
81,698
190,000 5.200%,  3/15/2044
c
180,500
25,000 3.700%,  10/1/2050
c
20,364
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,c,d
41,027
Radian Group, Inc.
45,000 4.875%,  3/15/2027 42,313
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027
a
1,731
Regions Financial Corporation
104,000 5.750%,  6/15/2025
c,d
94,501
RLJ Lodging Trust, LP
20,000 3.750%,  7/1/2026
a
18,308
44,000 4.000%,  9/15/2029
a
36,745
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
a
38,635
Service Properties Trust
23,000 4.650%,  3/15/2024 22,425
12,000 4.350%,  10/1/2024 11,478
66,000 7.500%,  9/15/2025 65,125
Principal
Amount Long-Term Fixed Income (68.7%) Value
Financials (18.8%) - continued
$ 20,000 5.500%,  12/15/2027 $ 17,900
SLM Corporation
10,000 4.200%,  10/29/2025 9,000
Standard Chartered plc
125,000 6.000%,  7/26/2025
a,c,d
113,562
Sumitomo Life Insurance Company
225,000 3.375%,  4/15/2081
a,c
188,438
Summit Hotel Properties, Inc.,
Convertible
16,000 1.500%,  2/15/2026 13,691
Synchrony Financial
9,000 7.250%,  2/2/2033 7,940
Toronto-Dominion Bank
145,000 8.125%,  10/31/2082
c
147,175
Truist Financial Corporation
169,000 4.950%,  9/1/2025
c,d
156,204
175,000 5.100%,  3/1/2030
c,d
153,222
U.S. Bancorp
130,000 3.700%,  1/15/2027
c,d
101,400
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,d
77,887
United Wholesale Mortgage, LLC
12,000 5.500%,  11/15/2025
a
11,357
33,000 5.500%,  4/15/2029
a
27,555
USB Realty Corporation
170,000
5.977%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,d
121,550
USI, Inc./NY
16,000 6.875%,  5/1/2025
a
15,760
Wells Fargo & Company
215,000 3.900%,  3/15/2026
c,d
189,783
100,000
5.292%,  (LIBOR 3M +
0.500%), 1/15/2027
c
91,635
XHR, LP
20,000 6.375%,  8/15/2025
a
19,619
23,000 4.875%,  6/1/2029
a
19,506
Total 11,321,399
Mortgage-Backed Securities (5.4%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,200,000 5.500%,  4/1/2042
f
3,232,313
Total 3,232,313
Technology (2.5%)
Akamai Technologies, Inc.,
Convertible
22,000 0.125%,  5/1/2025 22,117
26,000 0.375%,  9/1/2027 23,879
AthenaHealth Group, Inc.
56,000 6.500%,  2/15/2030
a
45,408
Black Knight InfoServ, LLC
54,000 3.625%,  9/1/2028
a
48,920
Block, Inc., Convertible
26,000 0.250%,  11/1/2027 19,890
Cloud Software Group, Inc.
42,000 6.500%,  3/31/2029
a
37,153
CommScope Technologies
Finance, LLC
62,000 6.000%,  6/15/2025
a
58,389
CommScope, Inc.
70,000 7.125%,  7/1/2028
a,b
51,628

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.7%) Value
Technology (2.5%) - continued
Euronet Worldwide, Inc.,
Convertible
$ 34,000 0.750%,  3/15/2049 $ 32,725
Gartner, Inc.
45,000 3.625%,  6/15/2029
a
40,154
80,000 3.750%,  10/1/2030
a
71,810
InterDigital, Inc., Convertible
34,000 3.500%,  6/1/2027
a
38,012
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
a
47,260
50,000 5.000%,  7/15/2028
a
46,525
45,000 4.875%,  9/15/2029
a
40,442
13,000 5.250%,  7/15/2030
a
11,722
50,000 4.500%,  2/15/2031
a
42,966
Lumentum Holdings, Inc.,
Convertible
29,000 0.250%,  3/15/2024 30,392
7,000 0.500%,  6/15/2028 5,330
MACOM Technology Solutions
Holdings, Inc., Convertible
30,000 0.250%,  3/15/2026 31,545
Microchip Technology, Inc.,
Convertible
6,000 0.125%,  11/15/2024 6,698
14,000 1.625%,  2/15/2027 33,091
MSCI, Inc.
45,000 4.000%,  11/15/2029
a
41,058
NCR Corporation
50,000 6.125%,  9/1/2029
a,b
49,316
ON Semiconductor Corporation,
Convertible
34,000 Zero Coupon,  5/1/2027 55,501
1,000 0.500%,  3/1/2029
a
1,040
Open Text Corporation
90,000 4.125%,  2/15/2030
a
77,207
Progress Software Corporation,
Convertible
17,000 1.000%,  4/15/2026 18,496
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,644
40,000 4.000%,  2/15/2028
a
37,379
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
24,850
Seagate HDD Cayman
95,550 9.625%,  12/1/2032
a
107,080
Semtech Corporation, Convertible
4,000 1.625%,  11/1/2027
a
3,652
Sensata Technologies, Inc.
47,000 3.750%,  2/15/2031
a
41,125
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
10,000 4.625%,  11/1/2026
a
9,400
SS&C Technologies, Inc.
141,000 5.500%,  9/30/2027
a
136,812
Verint Systems, Inc., Convertible
19,000 0.250%,  4/15/2026 16,803
Viavi Solutions, Inc.
38,000 3.750%,  10/1/2029
a
32,496
Viavi Solutions, Inc., Convertible
10,000 1.000%,  3/1/2024 10,125
Vishay Intertechnology, Inc.,
Convertible
32,000 2.250%,  6/15/2025 31,763
Principal
Amount Long-Term Fixed Income (68.7%) Value
Technology (2.5%) - continued
Ziff Davis, Inc., Convertible
$ 34,000 1.750%,  11/1/2026
a
$ 33,235
Total 1,523,038
Transportation (1.2%)
Air Transport Services Group, Inc.,
Convertible
10,000 1.125%,  10/15/2024 9,481
Allegiant Travel Company
37,000 7.250%,  8/15/2027
a
36,834
American Airlines Group, Inc.
13,000 3.750%,  3/1/2025
a,b
11,928
American Airlines, Inc.
86,000 11.750%,  7/15/2025
a
94,087
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
121,000 5.500%,  4/20/2026
a
119,078
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
45,000 5.375%,  3/1/2029
a,b
41,779
Delta Air Lines, Inc.
10,000 7.375%,  1/15/2026 10,405
Hawaiian Brand Intellectual
Property, Ltd.
46,000 5.750%,  1/20/2026
a
43,670
Hertz Corporation
34,000 4.625%,  12/1/2026
a
30,787
40,000 5.000%,  12/1/2029
a
33,129
JetBlue Airways Corporation,
Convertible
32,000 0.500%,  4/1/2026 24,544
Rand Parent, LLC
40,000 8.500%,  2/15/2030
a
37,600
Southwest Airlines Company,
Convertible
43,000 1.250%,  5/1/2025 48,848
United Airlines, Inc.
47,000 4.375%,  4/15/2026
a
44,966
38,000 4.625%,  4/15/2029
a
34,371
VistaJet Malta Finance plc/XO
Management Holding, Inc.
50,000 6.375%,  2/1/2030
a
44,562
XPO Escrow Sub, LLC
48,000 7.500%,  11/15/2027
a
49,920
Total 715,989
U.S. Government & Agencies (11.2%)
U.S. Treasury Bonds
2,955,000 1.375%,  11/15/2031 2,494,204
650,000 4.125%,  11/15/2032 683,008
U.S. Treasury Notes
3,890,000 1.250%,  12/31/2026 3,553,272
Total 6,730,484
Utilities (3.0%)
Algonquin Power & Utilities
Corporation
175,000 4.750%,  1/18/2082
c
140,000
Alliant Energy Corporation,
Convertible
6,000 3.875%,  3/15/2026
a
6,200

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.7%) Value
Utilities (3.0%) - continued
American Electric Power
Company, Inc.
$ 125,000 3.875%,  2/15/2062
c
$ 99,583
Calpine Corporation
48,000 4.500%,  2/15/2028
a
44,526
Dominion Energy, Inc.
146,000 4.650%,  12/15/2024
c,d
128,267
150,000 4.350%,  1/15/2027
c,d
124,088
Duke Energy Corporation
123,000 3.250%,  1/15/2082
c
91,604
45,000 4.875%,  9/16/2024
c,d
43,182
Edison International
210,000 5.000%,  12/15/2026
c,d
173,984
NextEra Energy Capital Holdings,
Inc.
185,000 3.800%,  3/15/2082
c
152,625
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
a
93,124
NextEra Energy Partners, LP,
Convertible
8,000 Zero Coupon,  6/15/2024
a
7,428
33,000 Zero Coupon,  11/15/2025
a
30,789
NiSource, Inc.
70,000 5.650%,  6/15/2023
c,d
65,800
NRG Energy, Inc.
86,000 10.250%,  3/15/2028
a,c,d
82,182
33,000 3.375%,  2/15/2029
a
27,315
20,000 5.250%,  6/15/2029
a
18,567
NRG Energy, Inc., Convertible
27,000 2.750%,  6/1/2048 27,742
PG&E Corporation
47,000 5.000%,  7/1/2028 44,356
PPL Capital Funding, Inc.,
Convertible
7,000 2.875%,  3/15/2028
a
7,026
Sempra Energy
115,000 4.125%,  4/1/2052
c
92,646
44,000 4.875%,  10/15/2025
c,d
41,209
Southern Company
90,000 3.750%,  9/15/2051
c
75,496
Southern Company, Convertible
32,000 3.875%,  12/15/2025
a
32,359
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
a
95,004
Vistra Operations Company, LLC
80,000 5.000%,  7/31/2027
a
75,640
Total 1,820,742
Total Long-Term Fixed Income
(cost $45,727,329) 41,330,693
Shares
Registered Investment
Companies ( 16.9% ) Value
Unaffiliated  (9.7%)
64,600 Aberdeen Asia-Pacific Income
Fund, Inc. 171,836
21,225 AllianceBernstein Global High
Income Fund, Inc. 206,307
30,727 Allspring Income Opportunities
Fund 194,502
6,883 Barings Global Short Duration
High Yield Fund 88,791
8,438 BlackRock Core Bond Trust 91,468
Shares
Registered Investment
Companies (16.9%) Value
Unaffiliated  (9.7%)- continued
23,740 BlackRock Corporate High Yield
Fund, Inc. $ 207,013
21,578 BlackRock Credit Allocation
Income Trust 222,038
2,500 BlackRock Debt Strategies Fund,
Inc. 23,775
20,273 BlackRock Enhanced Global
Dividend Trust 201,311
5,500 BlackRock Enhanced International
Dividend Trust 29,700
1,500 BlackRock Floating Rate Income
Strategies Fund, Inc. 17,550
3,966 BlackRock Income Trust, Inc. 49,932
9,618 BlackRock Multi-Sector Income
Trust 140,327
14,750 Blackstone Strategic Credit Fund
b
157,087
32,498 BNY Mellon High Yield Strategies
Fund 70,521
21,120 Eaton Vance Limited Duration
Income Fund 208,032
1,383 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 10,801
18,496 First Trust High Income Long/Short
Fund 209,929
7,273 First Trust Senior Floating Rate
Income Fund II 72,366
8,250 Invesco Dynamic Credit
Opportunities Fund
g
86,686
17,000 Invesco Preferred ETF 195,160
10,000 iShares Preferred and Income
Securities ETF 312,200
11,994 New America High Income Fund,
Inc. 81,679
43,150 Nuveen Credit Strategies Income
Fund 220,496
9,464 Nuveen Global High Income Fund 104,956
8,400 Nuveen Preferred Income
Opportunities Fund 55,272
9,400 Nuveen Quality Preferred Income
Fund II 60,724
11,279 Nuveen Short Duration Credit
Opportunities Fund 132,303
19,125 PGIM Global High Yield Fund, Inc. 209,801
19,984 PGIM High Yield Bond Fund, Inc. 243,805
7,593 Pimco Dynamic Income Fund 136,826
338 Pioneer High Income Fund, Inc. 2,241
2,958 SPDR Bloomberg High Yield Bond
ETF
b
274,561
140 Templeton Emerging Markets
Income Fund 710
2,080 Tri-Continental Corporation 55,224
8,200 Vanguard Short-Term Corporate
Bond ETF 625,086
7,400 Virtus Convertible & Income Fund 24,864
14,186 Virtus Dividend, Interest &
Premium Strategy Fund 166,827
2,775 Virtus Equity & Convertible Income
Fund 54,529
7,102 Voya Asia Pacific High Dividend
Equity Income Fund 45,524
30,150 Voya Global Equity Dividend &
Premium Opportunity Fund 153,765

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (16.9%) Value
Unaffiliated  (9.7%)- continued
47,693 Western Asset High Income
Opportunity Fund, Inc. $ 181,710
Total 5,798,235
Affiliated  (7.2%)
569,038 Thrivent Core Emerging Markets
Debt Fund 4,324,691
Total 4,324,691
Total Registered Investment
Companies (cost $12,345,500) 10,122,926
Shares Preferred Stock ( 7.5% ) Value
Communications Services (0.7%)
13,375 AT&T, Inc., 4.750%
d
284,486
850 CenterPoint Energy, Inc.,
Convertible, 3.369% 32,470
358 Paramount Global, Convertible,
5.750% 10,719
6,000 Telephone and Data Systems, Inc.,
6.000%
d
84,060
Total 411,735
Consumer Cyclical (0.2%)
5,500 Ford Motor Company, 6.000% 135,355
Total 135,355
Consumer Non-Cyclical (0.3%)
900 Becton, Dickinson and Company,
Convertible, 6.000% 44,748
512 Boston Scientific Corporation,
Convertible, 5.500% 61,972
3,200 CHS, Inc., 6.750%
c,d
80,000
Total 186,720
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
d
97,975
525 Energy Transfer, LP, 7.600%
c,d
12,695
1,415 Nustar Logistics, LP, 11.526%
c
35,800
60 UGI Corporation, Convertible,
7.250% 4,774
Total 151,244
Financials (5.1%)
3,925 Aegon Funding Corporation II,
5.100% 84,741
8,500 Allstate Corporation, 5.100%
d
190,995
4,000 American International Group, Inc.
5.850%
d
93,440
14,150 Bank of America Corporation,
4.250%
b,d
257,247
41 Bank of America Corporation,
Convertible, 7.250%
d
47,878
5,300 Capital One Financial Corporation,
5.000%
d
106,795
2,000 Citigroup Capital XIII, 11.172%
c
57,080
8,200 Equitable Holdings, Inc., 5.250%
d
179,498
60 First Horizon Bank, 5.660%
*,c,d
49,800
3,000 First Horizon Corporation, 6.500%
d
66,270
7,200 J.P. Morgan Chase & Company,
4.200%
b,d
142,344
Shares Preferred Stock (7.5%) Value
Financials (5.1%) - continued
6,825 J.P. Morgan Chase & Company,
4.750%
d
$ 147,488
1,900 J.P. Morgan Chase & Company,
5.750%
d
47,329
6,750 KeyCorp, 6.200%
b,c,d
150,727
737 KKR & Company, Inc.,
Convertible, 6.000% 46,763
5,875 Morgan Stanley, 4.250%
b,d
111,331
5,500 Morgan Stanley, 5.850%
c,d
136,290
5,800 Morgan Stanley, 7.125%
c,d
145,580
5,500 Public Storage, 3.950%
d
99,495
5,950 Public Storage, 4.125%
b,d
110,432
850 Public Storage, 4.625%
d
17,765
225 Public Storage, 4.700%
d
4,853
3,500 Regions Financial Corporation,
5.700%
c,d
74,970
250 Synovus Financial Corporation,
5.875%
c,d
5,425
5,150 Truist Financial Corporation,
4.750%
b,d
109,129
5,900 U.S. Bancorp, 4.000%
b,d
109,740
6,750 Wells Fargo & Company, 4.250%
d
116,100
4,500 Wells Fargo & Company, 4.750%
d
86,445
224 Wells Fargo & Company,
Convertible, 7.500%
d
263,480
Total 3,059,430
Utilities (0.9%)
522 AES Corporation, Convertible,
6.875% 46,724
508 American Electric Power
Company, Inc., Convertible,
6.125% 25,578
11,500 CMS Energy Corporation, 4.200%
d
228,275
898 NextEra Energy, Inc., Convertible,
6.926% 41,622
75 NiSource, Inc., Convertible,
7.750% 7,835
8,800 Southern Company, 4.950% 198,880
Total 548,914
Total Preferred Stock
(cost $5,287,430) 4,493,398
Shares
Collateral Held for Securities
Loaned ( 2.7% ) Value
1,644,133 Thrivent Cash Management Trust 1,644,133
Total Collateral Held for
Securities Loaned
(cost $1,644,133) 1,644,133
Shares Common Stock ( 0.5% ) Value
Communications Services (<0.1%)
40 Paramount Global 893
21 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
182
Total 1,075
Consumer Discretionary (0.1%)
496 Bloomin' Brands, Inc. 12,722
10 Booking Holdings, Inc.
h
26,524
105 Under Armour, Inc., Class C
h
896
Total 40,142

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.5%) Value
Energy (0.1%)
1,055 Permian Resources Corporation $ 11,078
189 Pioneer Natural Resources
Company 38,601
Total 49,679
Financials (0.2%)
1,200 AGNC Investment Corporation 12,096
662 Annaly Capital Management, Inc. 12,651
1,200 Apollo Commercial Real Estate
Finance, Inc. 11,172
1,900 BlackRock TCP Capital
Corporation 19,570
1,900 Chimera Investment Corporation 10,716
116 Encore Capital Group, Inc.
h
5,852
669 FS KKR Capital Corporation 12,376
2,082 Golub Capital BDC, Inc. 28,232
2,050 Rithm Capital Corporation 16,400
350 Two Harbors Investment
Corporation 5,149
Total 134,214
Health Care (<0.1%)
41 BioMarin Pharmaceutical, Inc.
h
3,987
1 Illumina, Inc.
h
233
Total 4,220
Industrials (0.1%)
103 Chart Industries, Inc.
h
12,916
95 FTI Consulting, Inc.
h
18,748
33 Kaman Corporation 754
71 KBR, Inc. 3,909
175 Uber Technologies, Inc.
h
5,548
Total 41,875
Information Technology (<0.1%)
26 Microchip Technology, Inc. 2,178
112 ON Semiconductor Corporation
h
9,220
72 Western Digital Corporation
h
2,712
Total 14,110
Materials (<0.1%)
148 Allegheny Technologies, Inc.
h
5,840
Total 5,840
Real Estate (<0.1%)
84 Kite Realty Group Trust 1,757
Total 1,757
Utilities (<0.1%)
598 NiSource, Inc. 16,720
Total 16,720
Total Common Stock
(cost $299,601) 309,632
Shares or
Principal
Amount Short-Term Investments ( 11.1% ) Value
Thrivent Core Short-Term Reserve
Fund
649,753 5.190% 6,497,535
Shares or
Principal
Amount Short-Term Investments (11.1%) Value
U.S. Treasury Bills
100,000 4.685%, 5/18/2023
i,j
$ 99,415
100,000 4.733%, 7/25/2023
i,j
98,534
Total Short-Term Investments
(cost $6,695,409) 6,695,484
Total Investments (cost
$71,999,402) 107.4% $64,596,266
Other Assets and Liabilities, Net
(7.4%) (4,451,003)
Total Net Assets 100.0% $60,145,263
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $15,429,799 or 25.7% of
total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Defaulted security.  Interest is not being accrued.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Multidimensional Income Fund as of March 31, 2023
was $49,800 or 0.08% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 31, 2023.
Security
Acquisition
Date Cost
First Horizon Bank, 5.660%,
3/5/2019 6/21/2017 $ 46,020

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 673,401
Common Stock 939,977
Total lending $1,613,378
Gross amount payable upon return of
collateral for securities loaned $1,644,133
Net amounts due to counterparty $30,755
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,079,381 – 1,079,381 –
Capital Goods 2,464,072 – 2,464,072 –
Collateralized Mortgage Obligations 44,336 – 44,336 –
Communications Services 2,659,955 – 2,659,955 –
Consumer Cyclical 3,793,618 – 3,793,618 –
Consumer Non-Cyclical 2,404,037 – 2,404,037 –
Energy 3,541,329 – 3,541,329 –
Financials 11,321,399 – 11,321,399 –
Mortgage-Backed Securities 3,232,313 – 3,232,313 –
Technology 1,523,038 – 1,523,038 –
Transportation 715,989 – 715,989 –
U.S. Government & Agencies 6,730,484 – 6,730,484 –
Utilities 1,820,742 – 1,820,742 –
Registered Investment Companies
Unaffiliated 5,798,235 5,711,549 – 86,686
Preferred Stock
Communications Services 411,735 379,265 32,470 –
Consumer Cyclical 135,355 135,355 – –
Consumer Non-Cyclical 186,720 186,720 – –
Energy 151,244 151,244 – –
Financials 3,059,430 3,009,630 49,800 –
Utilities 548,914 548,914 – –
Common Stock
Communications Services 1,075 893 182 –
Consumer Discretionary 40,142 40,142 – –
Energy 49,679 49,679 – –
Financials 134,214 134,214 – –
Health Care 4,220 4,220 – –
Industrials 41,875 41,875 – –
Information Technology 14,110 14,110 – –
Materials 5,840 5,840 – –
Real Estate 1,757 1,757 – –
Utilities 16,720 16,720 – –
Short-Term Investments 197,949 – 197,949 –
Subtotal Investments in Securities $52,129,907 $10,432,127 $41,611,094 $86,686
Other Investments  * Total
Affiliated Registered Investment Companies 4,324,691
Affiliated Short-Term Investments 6,497,535
Collateral Held for Securities Loaned 1,644,133
Subtotal Other Investments $12,466,359
Total Investments at Value $64,596,266

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 24,006 – 24,006 –
Total Liability Derivatives $24,006 $– $24,006 $–
The following table presents Multidimensional Income Fund's swaps contracts held as of March 31, 2023. Investments totaling $197,949 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 1,850,000 $ – ( $ 24,006) ( $ 24,006)
Total Credit Default Swaps $– ($24,006) ($24,006)
1 As the buyer of protection, Multidimensional Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Multidimensional Income Fund
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $4,503 $165 $350 $4,325 569 7.2%
Total Affiliated Registered Investment
Companies 4,503 4,325 7.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 3,702 8,001 5,205 6,498 650 10.8
Total Affiliated Short-Term Investments 3,702 6,498 10.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   991 4,909 4,256 1,644 1,644 2.7
Total Collateral Held for Securities Loaned 991 1,644 2.7
Total Value $9,196 $12,467
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($113) $120 $– $65
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% – – – 64
Total Income/Non Income Cash from Affiliated Investments $129
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total ($113) $120 $–

Notes to Schedule of Investments
as of March 31, 2023
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided
by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do
not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— Each Fund may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.

Notes to Schedule of Investments
as of March 31, 2023
(unaudited)

Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use
derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Each of the Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral

Notes to Schedule of Investments
as of March 31, 2023
(unaudited)

posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the three months ended March 31, 2023, Diversified
Income Plus used options on mortgage backed securities to
generate income and/or to manage duration of the Fund.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the
broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-
traded futures have no significant counterparty risk as the
exchange guarantees the contracts against default.
During the three months ended March 31, 2023, Diversified
Income Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the three months ended March 31, 2023, Diversified
Income Plus used equity futures to manage exposure to the
equities market.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities. If there is a default by the counterparty, the
Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap
agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing
service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in

Notes to Schedule of Investments
as of March 31, 2023
(unaudited)

a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the three months ended March 31, 2023, Diversified
Income Plus and Multidimensional Income used CDX Indexes
(comprised of credit default swaps) to help manage credit risk exposures within the Fund.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of March 31, 2023, the value of securities on loan is as
follows:
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund Securities on Loan
Diversified Income Plus $ 19,951,644
Multidimensional Income 1,613,378